UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Stephen G. Simon

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	651-228-0935

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

CLEARWATER INVESTMENT TRUST

Clearwater Core Equity Fund
Clearwater Small Companies Fund
Clearwater Tax-Exempt Bond Fund
Clearwater International Fund

Semiannual Report
for the period ended
June 30, 2015

Management Discussion of Clearwater Funds’ Performance

Clearwater Core Equity Fund

The Clearwater Core Equity Fund seeks long-term growth of capital. Current income, to the extent income is produced by the stocks held by the Fund, is a secondary objective. Under normal market conditions, the Clearwater Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Clearwater Core Equity Fund’s assets are managed in a “multi-manager, multi-style” approach. The Core Equity Fund has four subadvisers. Parametric Portfolio Associates (“Parametric”), with approximately 60% of the Fund’s assets, manages its portion of the Fund’s assets to mirror the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. The remaining 40% of the Fund’s assets are divided among AQR Capital Management, LLC (“AQR”), O’Shaughnessy Asset Management, LLC (“OSAM”), and Osterweis Capital Management, LLC (“Osterweis”) who all utilize an active management style. Effective January 29, 2015, the Trust terminated Heartland Advisers, Inc. and Knightsbridge Asset Management LLC as subadvisers to the Clearwater Core Equity Fund. Effective as of February 3, 2015 and February 4, 2015, respectively, the Trust engaged AQR and OSAM as subadvisers to the Clearwater Core Equity Fund.

2015 Year-to-date Market Overview:

Domestic large capitalization equities achieved modest yet positive returns over the period. The dominant factors influencing share prices were modest growth of the U.S. economy, strengthening of the U.S. dollar against most foreign currencies, and ongoing speculation about when the U.S. Federal Reserve might begin to raise short-term interest rates. Corporate earnings were positive overall but hindered by poor results from the Energy sector.

Investment style mattered during the period. Large company growth stocks bested large company value stocks by a wide margin as the Russell 1000® Growth Index gained 4.0% while the Russell 1000® Value Index lost 0.6%.

2015 Year-to-date Performance and 2015 Outlook:

The Clearwater Core Equity Fund rose 1.3%, net of fees, during the six-month period ended June 30, 2015 compared to 1.7% for the Russell 1000® Index, the Fund’s benchmark. Parametric, the subadviser that follows a tax-managed passive strategy, performed in line with the index and AQR and Osterweis, two of the active subadvisers, outperformed the index. The underperformance of the fund was concentrated in the remaining active subadvisers, a combination of Knightsbridge and Heartland through early February and OSAM from February through June. While OSAM underperformed the Fund’s benchmark, their portion is measured against the Russell 1000® Value Index, and it slightly outperformed.

Each of the three “active” subadvisers comment on the performance of their respective portfolios and their outlook for the remainder of the year in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Company, which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater Core Equity Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portfolio of the Fund against a different benchmark that aligns more closely with their particular strategy. In each section

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below, the subadvisers discuss the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed.

AQR Commentary

2015 Year-to-date Performance: AQR began managing a portion of the Clearwater Core Equity Fund (the “Portfolio”) on February 12, 2015. For the period from the Portfolio’s inception until June 2015 month-end, the Russell 1000® Index (the “benchmark”) returned 0.8% while the Portfolio had estimated returns of 1.7% (gross of fees), outperforming the benchmark by 0.9%. Both stock selection within sectors and sector selection contributed positively to performance. The strategy performed best in the Financial sector where stock selection outperformed and performance for sector selection was flat.

2015 Outlook: In terms of sector positioning, we are currently overweight in Financials while being underweight in Energy. Tactically, we are now underweight value in the U.S. Because our investment approach employs a systematic set of rules based on economic intuition and rigorous testing to seek to ensure they are robust across time, macro environments and geographies, we typically do not offer general market overviews.

OSAM Commentary

2015 Year-to-date Performance: OSAM began managing a portion of the Clearwater Core Equity Fund (the “Portfolio”) on February 10, 2015. For the period from the Portfolio’s inception in February 2015 until June 2015 month-end, the Portfolio outperformed slightly, returning (1.0%) (gross of fees) while the Russell 1000® Value Index (the “benchmark”) returned (1.3%). During the period, an overweight exposure to Valuation, one of three final selection factors utilized in OSAM’s investment process, positively impacted performance. An overweight to Shareholder Yield, the second final selection factor, detracted from returns. Momentum, the third final selection factor, had a positive impact on the portfolio for the first half of 2015. Stocks with the worst Earnings Quality, Financial Strength, and Earnings Growth all outperformed the market for the first half of 2015. The strategy seeks to avoid low quality names, as our research shows that the outperformance of low quality stocks is not sustainable in the long run. Stock selection effects, specifically within Energy and Materials, were positive for the first half of 2015. This was partially offset by negative selection effects within Consumer Discretionary and Information Technology. Sector allocation effects detracted from overall returns, particularly an overweight to Energy and an underweight to Healthcare. This was partially offset by underweighting Information Technology and Utilities, which contributed.

2015 Outlook: We believe that U.S. equity markets continue to remain richly valued. A substantial strengthening in the U.S. dollar from July 2014 to March 2015 could begin to negatively impact U.S. earnings in the coming quarters. Also, knock on effects from the swoon in oil prices last year may have an impact on employment growth and capital expenditures in the U.S. as the oil outlook remains uncertain. Typically, it is expected that when valuations are high, returns over the subsequent 10-year period are lower than average and vice versa, but our research shows that market level valuations are not an effective tool for timing markets. We believe that the popular wisdom that bear markets occur at expensive valuations is unsubstantiated. In the U.S. since 1900, there were 14 bear markets with declines of 20% or greater, and many more pullbacks of at least 10%. Eleven bear markets have commenced at price-to-earnings (PE) levels below the current PE valuation of 20.6x. We believe that valuation is an incredibly effective individual stock selection factor, if you have a three-to-five year time horizon. Over the last five decades, the least expensive stocks have outperformed by an average of 4-6% annualized depending on

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the capitalization range you are researching. But, we believe overall valuation is a poor indicator for predicting short term market movements. We believe that maintaining a portfolio of stocks, as we seek to do in the strategy, that have discounted valuation, strong momentum, and are rewarding shareholders with buybacks and dividends is the best defense against the herculean task of market timing. As of June 30th, the securities held in the Portfolio were on average: trading at a 14% PE discount, a 40% price to sales discount, a 30% EBITDA to enterprise value premium and offered nearly three times the shareholder yield of the benchmark (7.7% vs. 2.7%).

Osterweis Commentary

2015 Year-to-date Performance: For the six months ended June 30, 2015, the portion of the Clearwater Core Equity Fund managed by Osterweis (the “Portfolio”) generated a total return of 2.8% (gross of fees) versus 1.2% for the S&P 500® Index (the “S&P 500” or the “benchmark”). Leading the Portfolio’s sector returns, both on an absolute basis and relative to the S&P 500, was Healthcare, which rose 17% for the Portfolio compared to 10% for the benchmark. Furthermore, Healthcare was also the largest sector in the Portfolio, producing the highest contribution to total return and adding the most value in both sector weighting and stock selection. Within the sector, the stellar performers were Actavis, Health South, Teleflex, and Valeant Pharmaceuticals, each of which garnered double-digit gains. The Portfolio also outperformed the S&P 500® in Consumer Staples, Financials, and Industrials, three sectors in which the Portfolio’s performance exceeded the benchmark’s by over 500 basis points each and where the Portfolio posted positive returns while the benchmark suffered losses. After Healthcare, these three sectors were the top contributors to total return and generated the most value-add overall as well as in stock selection. Holdings that fared particularly well within these sectors were Unilever in Consumer Staples, Digital Realty and New Residential in Financials, and Boeing in Industrials. On the downside, our outperformance was dampened by our weightings in Energy and Utilities, each of which was about double the S&P 500’s exposure. Further subtracting from relative returns were our stock picks in Consumer Discretionary and Energy. In particular, Viacom, Liberty Interactive and Cabelas in the former sector and Master Limited Partnership investments in the latter accounted for most of the value detraction.

2015 Outlook: Not much has changed in our outlook for the U.S. economy or the U.S. financial markets. The U.S. economy appears to have rebounded in the second quarter from the first quarter swoon. U.S. GDP growth should trend higher in the second half of 2015 and there is, in our view, still no recession in sight. The U.S. dollar is likely to remain strong, which together with weak commodity prices should hold down inflation. The key point for us is our observation that the “Goldilocks” economic backdrop of low growth and low inflation remains in place and should, in our view, provide continued support for equity markets. We believe that earnings growth for the S&P 500 will likely remain hampered in 2015 by the twin headwinds of a stronger dollar and lower energy prices. However, earnings growth excluding Energy and adjusting for foreign exchange is running at an impressive 8-10% rate. This underlying earnings growth coupled with increasing return of capital to shareholders (dividends and share repurchases) and robust mergers and acquisitions activity should, in our view, support equity markets over the next 12 months. Just as importantly, we continue to find a steady flow of what we believe to be interesting new investment ideas. We often refer to these new names as “ugly ducklings” because we try to buy them when their long-term positive attributes are temporarily obscured by some near-term concerns. We continue to be particularly attracted to stocks that we think have strong downside support from robust earnings and cash flows as well as durable asset values that complement a compelling longer term growth outlook. We think this is particularly important in an aging bull market.

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Clearwater Small Companies Fund

The Clearwater Small Companies Fund seeks long-term growth of capital. Current income is a secondary objective. Under normal market conditions, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. Equity securities consist primarily of exchange-traded common and preferred stocks and convertible securities. The Fund uses a “multi-style, multi-manager” approach with two subadvisers who employ distinct investment styles: Kennedy Capital Management (“Kennedy”) and Keeley Asset Management (“Keeley”). At the period ending June 30, 2015, Kennedy and Keeley respectively managed approximately 75% and 25% of the Fund balances.

2015 Year-to-date Market Overview:

Domestic small capitalization equities performed well over the period. The dominant factors influencing share prices were modest growth of the U.S. economy, strengthening of the U.S. dollar against most foreign currencies, and ongoing speculation about when the U.S. Federal Reserve might begin to raise short-term interest rates. Corporate earnings were positive overall but hindered by poor results from the Energy sector.

Investment style mattered during the period. Small company growth stocks bested small company value stocks by a wide margin as the Russell 2000® Growth Index gained 8.7% while the Russell 2000® Value Index increased by 0.8%.

2015 Year-to-date Performance and 2015 Outlook:

The Clearwater Small Companies Fund advanced 5.6%, net of fees, during the six-month period ended June 30, 2015 compared to 4.8% for the Russell 2000® Index, the Fund’s benchmark. One subadviser, Kennedy, outperformed the Fund’s benchmark during the period while the other, Keeley, underperformed, although Keeley outperformed the Russell 2000® Value Index, which is a benchmark that is representative of Keeley’s value style of investing. The overall outperformance was driven primarily by good stock selection in the Consumer Discretionary and Industrial sectors while poor stock selection in the Technology and Health Care sectors detracted from performance.

The two subadvisers to the Fund comment on the performance of their specific portfolios and their outlook for the remainder of the year in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Company, which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater Small Companies Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portfolio of the Fund against a different benchmark that aligns more closely with their particular strategy. In each section below, the subadvisers discuss the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed.

Kennedy Commentary

2015 Year-to-date Performance: For the six months ended June 30, 2015, the portion of the Clearwater Small Companies Fund managed by Kennedy (the “Portfolio”) returned 7.6% (gross of fees), outperforming the 4.8% return of the Fund’s benchmark, the Russell 2000® Index. Within Kennedy’s Portfolio are two “sub-portfolios”: one focused on small companies and one focused on microcap

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companies. The small companies sub-portfolio returned 8.1% (gross of fees) versus the 4.8% return of its benchmark, the Russell 2000® Index, while the microcap sub-portfolio returned 6.2% (gross of fees) versus the 6.0% return of its benchmark, the Russell Microcap® Index. With regard to the Russell 2000® Index, stock selection was the dominant positive contributor during the period, adding 269 basis points of relative performance, and sector allocation was also a positive factor. Although Healthcare was the highest returning sector for the Portfolio, we were not able to keep pace with the continuing biotech boom. The Industrials sector was our best relative performer during the period, adding 122 basis points of performance. Energy and Financials were our most significant underweights during the first half of 2015. We remain cautious of the volatile Energy space, but we have found select opportunities to increase position sizes or initiate new buys. Within Financials, we have been gravitating towards banks with above-market loan growth prospects and positive asset sensitivity, which has helped us outperform in that sector; however, valuations in the group make this a difficult one to overweight.

2015 Outlook: Clearly, the key current areas of focus for the market are China and Greece and the pressures they may cause on future earnings. While the large majority of our companies are domestically focused, it would be naïve to ignore these events, as they may have wide-ranging impacts on global growth. Although China is often only a small part of many small cap companies’ revenue streams, the Chinese industrial and consumer economies have many ancillary impacts. From chemical companies that may begin to experience global trade imbalances to industrial valve manufacturers that could see a slowdown in global demand for equipment, we are probing our companies about their outlooks and exposures. Despite the well-deserved global concerns, we continue to expect our domestic economy to benefit from the strengthening consumer. We expect that low levels of household debt, continued low interest rates, and an improving employment picture all help to embolden the U.S. consumer. We look forward to some degree of improvement in retail sales rippling through the economy as we progress through 2015.

Keeley Commentary

2015 Year-to-date Performance: For the six months ended June 30, 2015, the portion of the Clearwater Small Companies Fund managed by Keeley (the “Portfolio”) outperformed its benchmark, the Russell 2000® Value Index (the “benchmark”). The Portfolio increased approximately 2.0% (gross of fees) versus an increase of 0.8% for the benchmark. Over this time frame, stock selection delivered positive contributions, with positive attribution driven by Financials, Consumer Discretionary and Materials. Sector allocation effects were slightly negative, primarily driven by our underweight in the Healthcare sector. Additionally, our overweight in the Materials sector served as a detractor in the first half of 2015.

Our underweight in Healthcare was the primary detractor during the first half of the year, despite the fact that our stocks in the sector outperformed the benchmark positions. We remain underweight Healthcare, and especially biotech stocks which have been exceptionally strong for a number of years. We have never viewed the biotech industry as an area of emphasis for our firm, primarily due to their lack of earnings and transparency. Strength in this industry has often been a headwind for our process. We remain comfortable with this, especially in light of what we believe are excessive valuations in the space at this time.

In addition, while our underweight in Energy helped us, weak stock selection in the sector drove negative performance. Underperformance was also driven by negative sector allocation and poor stock selection in Industrials.

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2015 Outlook: We are disappointed by the short-term performance of our strategy in the first half of 2015, yet we believe that this short-term volatility has created opportunities to add to existing positions and selectively harvest gains where appropriate. The recent macro environment has introduced sporadic volatility in U.S. equity markets, particularly surrounding Fed interest rate news, the situation in Greece, and China’s stock market. In the U.S., we are encouraged by declines in the unemployment rate this year, as well as positive signals from the housing markets. In our experience, we believe that markets such as these often create attractive long-term opportunities for small cap value equities.

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Clearwater Tax-Exempt Bond Fund

The Clearwater Tax-Exempt Bond Fund seeks high current income that is exempt from U.S. federal income tax, consistent with preservation of capital. Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these securities is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund’s subadviser, Sit Fixed Income Advisers II, LLC (“Sit”), provides day to day management for the Fund. It should be noted that the Fund is not a money market fund and is not intended to be a money market fund substitute. Under normal market conditions, the Fund’s investments may be more susceptible than a money market fund to interest rate risk and credit risks relevant to the Fund’s investments.

Sit has provided all of the commentary below regarding the Clearwater Tax-Exempt Bond Fund.

Sit Commentary

2015 Year-to-date Market Overview: Coming off an exceptionally strong 2014, tax-exempt fixed income markets enjoyed a fast start to the year in 2015, as flows into tax-exempt municipal bond funds remained modestly positive. However, the worm turned in the second quarter, as weakness throughout the bond market and record supply (over $200 billion) put pressure on tax-exempt bond prices. Specifically, levels of interest rates, especially on the long end of the curve, have risen in the first half of 2015, with long U.S. Treasury yields up 20-40 basis points, and long tax-exempt yields up 15-25 basis points. Credit fundamentals are generally sound. State and local government tax collections continued to improve from the low recession-driven levels of 2008 and 2009. Tax collections have now exceeded pre-recession levels, such that even though assistance from the federal government’s stimulus programs is no longer helping, state and local government finances remain generally on the upswing, despite a few notable exceptions such as New Jersey, Chicago and the State of Illinois. Puerto Rico related debt took a negative turn at the end of June and into July, as the Governor of Puerto Rico stated that Puerto Rico would not be able to honor all of its debt obligations. All required payments were made on July 1, but expectations of potential future missed payments have risen considerably. The situation remains very fluid, and could lead to further volatility in the tax-exempt bond market. The U.S. Federal Reserve (the “Fed”), through comments by Chair Yellen and other members of the Federal Open Market Committee, has indicated its desire to begin raising short-term interest rates later in 2015. Given how well this potential move has been telegraphed, we do not expect its implementation to have much negative impact on the bond market. Concerns about tax reform, and a potential reduction of the value of the municipal bond tax exemption remain, but have had little overall effect on the market to date.

2015 Year-to-date Performance: For the six months ended June 30, 2015, the Clearwater Tax-Exempt Bond Fund (the “Fund”) returned 0.1%, (net of fees) compared to its benchmark, the Barclays U.S. Municipal Bond 5-Year (4-6) Index (the “benchmark”), which returned 0.6% over the same period. We modestly decreased the Fund’s average life duration, a measure of the Fund’s sensitivity to changes in interest rates, from 5.6 years at the beginning of the year to 5.5 years at the end of the period. For comparison, the benchmark had duration of 3.8 years at June 30, 2015. The Fund’s yield rose during the period, more than the yield of the benchmark. Revenue bonds and general obligation bonds both delivered

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flat performance during the first half of 2015, with revenue bonds returning 0.2% for the period, while general obligation bonds returned (0.1%). Furthermore, duration dictated much of the relative performance, as longer duration underperformed intermediate and short duration. Sector allocations had little effect on performance, but credit quality played a role, as lower investment grade rated bonds and non-rated bonds outperformed those of higher credit quality as investors sought yield. The Fund’s performance, due to its longer duration and meaningful exposure to lower investment grade and non-rated bonds, came in slightly behind that of its benchmark in the first half of 2015.

2015 Outlook: We expect growth to be positive during the second half of 2015, although it remains slow by the standards of most recoveries. Housing is providing some strength, and employment appears to be improving, although unemployment remains elevated. The economy has been able to muddle through volatility in oil prices and global uncertainty over the past year, but doesn’t seem able to accelerate to a consistently higher level of growth as is typical after most recessions. Interest rates, while likely to remain low in absolute terms, may rise a bit further in 2015, as the Fed ponders if and when to hike short-term interest rates. We expect the Treasury yield curve to remain relatively steep, with yields rising a bit on the intermediate and long-term portions of the curve, while the tax-exempt curve flattens less, with short-term rates remaining low. We believe that long-term tax-exempt yields will rise somewhat as supply continues at a record but manageable level and most state and local government finances continue to improve, which should help tax-exempt bonds to outperform in the second half. We expect revenue bonds to continue to be stronger performers in the second half of 2015. We believe that Puerto Rico related concerns, as well as Chicago and Illinois, continue to weigh on the market, however, and could lead to some increase in volatility. Furthermore, potential problems funding retirement pension and healthcare obligations still persist in many places, especially Chicago and Illinois (although local officials in and around Chicago seem to be making some positive changes), and remain the subject of many of the negative media reports about the municipal market. Despite the modest performance in the first half of 2015, we believe that the Fund’s longer duration and its use of revenue and non-rated bonds have positioned it opportunistically for the economic and interest rate environment that we expect in the second half of 2015.

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Clearwater International Fund

The Clearwater International Fund seeks long-term growth of capital. The Fund generally invests at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. The Fund uses a “multi-style, multi-manager” approach. The Fund’s adviser allocates portions of the Fund’s assets among subadvisers who employ distinct investment styles. The Fund currently has five subadvisers. Parametric Portfolio Associates (“Parametric”) manages its portion of the portfolio (approximately 50%) to mirror the MSCI World Ex USA Index (net) as closely as possible without requiring the Fund to realize taxable gains. The Fund also has four “active” managers who each manage approximately 12.5% of the Fund: Artisan Partners Limited Partnership (“Artisan Partners”), Denver Investments (“Denver”), Templeton Investment Counsel, LLC (“Templeton”) and WCM Investment Management (“WCM”).

2015 Year-to-date Market Overview:

International equities achieved modest gains during the period despite continuing sub-par economic growth, generally declining currencies against the U.S. dollar, and some unnerving geo-political events highlighted by Greece’s uncertain status in the Eurozone. Currency adjustments adversely impacted returns for the period as the Euro fell 7.9% and the Japanese Yen 2.0% against the U.S. dollar. This lowers the returns shown to shareholders because the Clearwater International Fund reports its results in U.S. dollars, after currency adjustments have taken place.

2015 Year-to-date Performance and 2015 Outlook:

The Clearwater International Fund gained 5.4%, net of fees, during the six-month period ended June 30, 2015 compared to 4.3% for the MSCI World Ex USA Index (net), the Fund’s benchmark. The outperformance was driven primarily by two of the Fund’s subadvisers (Templeton and WCM), while one subadviser (Denver) underperformed and one subadviser remained relatively neutral (Artisan).

Each of the three “active” subadvisers comment on the performance of their specific portions of the portfolio and provide market outlook for the remainder of the year in the paragraphs below. For comparison of the subadvisers’ capabilities, performance is shown gross of fees. The Fund pays a single advisory fee to Clearwater Management Company, which in turn pays the subadvisers out of its advisory fee.

Although the overall performance of the Clearwater International Fund is measured against its benchmark, as stated above, each of the underlying subadvisers may manage their portfolio of the Fund against a different benchmark that aligns more closely with their particular strategy. In each section below, the subadvisers discuss the performance of their portfolios with respect to the benchmark against which their particular portfolio is managed.

Artisan Partners Commentary

2015 Year-to-date Performance: For the six month period ended June 30, 2015, the portion of the Clearwater International Fund managed by Artisan (the “Portfolio”) returned 4.5% (gross of fees) in USD terms compared to its benchmark the MSCI EAFE Index (net), which returned 5.5% in USD terms over

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the same period. The three largest contributors to return were financial services provider ING Groep NV, financial services provider UBS Group AG, and UK food retailer Tesco PLC. ING recently completed a multi-year extensive restructuring that saw it shed insurance and non-core assets, repay bailout funding from the government and cut costs. Technology company Applied Materials Inc., financial services provider Royal Bank of Scotland Group PLC and Chinese Internet company Baidu Inc. detracted most from performance. Shares of Applied Materials declined after the company’s effort to merge with Tokyo Electron was scuttled by the U.S. Department of Justice.

2015 Outlook: Artisan believes bargains remain difficult to find. It is our hope that the ongoing issues in Greece, signs of rising interest rates and the slowdown in China will present us with more opportunities to deploy capital at attractive returns.

Denver Commentary

2015 Year-to-date Performance: For the six months ended June 30, 2015, the portion of the Clearwater International Fund managed by Denver Investments (the “Portfolio”) returned 3.8% (gross of fees), trailing its benchmark, the MSCI EAFE Small Cap Index (net), (the “benchmark”), which returned 10.1%. Relative to its benchmark, the Portfolio’s weightings in South Korea and South Africa were a source of positive performance. (Note: the Portfolio’s benchmark does not include South Korea and South Africa.) Stock selection in Hong Kong, Italy and Norway also contributed to performance for the quarter. The Portfolio’s overweight to and stock selection in Australia were primary performance detractors. Weightings in China and Canada had a negative impact as these Portfolio holdings underperformed the benchmark as a whole. (Note: the Portfolio’s benchmark does not include China and Canada.) Finally, an underweight position in Japan also detracted from performance. Top individual performers over the period included Rightmove and Azimut. Rightmove operates the largest property listings website in the U.K. The company continues to gain from strong growth in site traffic and average revenue per advertiser. Azimut is an Italian based asset manager also specializing in the selling and distribution of its financial products. We believe a key source of Azimut’s competitive advantage derives from its robust distribution model through which the company effectively develops and retains sales relationships. Slater & Gordon and Decmil Group were among the greatest individual detractors during the first half of the year. Slater & Gordon is a national law firm based in Australia. Skepticism around a recent acquisition by Slater & Gordon impacted the stock during the quarter. We remain positive on the company and its ambitions for global expansion. Decmil specializes in the construction of temporary facilities and infrastructure for mining and energy companies. Exposure to a weakened Australian resources sector weighed on the stock during the first half of the year. We believe the company’s business model will continue to benefit from high occupancy rates and new projects in the accommodation business and the success of the operational work Decmil provides in the Liquid Natural Gas space.

2015 Outlook: Our investment discipline, which seeks to identify and invest in what we believe to be solid companies at compelling valuations, continues to encounter some headwinds. We are encouraged by the strong fundamentals of the Portfolio’s holdings and their attractive relative valuations. It is our belief that the market will recognize the potential of these companies, close what we see as a valuation gap, and ideally deliver improving returns to our shareholders.

Templeton Commentary

2015 Year-to-date Performance: For the six months ended June 30, 2015, the portion of the Clearwater International Fund managed by Templeton (the “Portfolio”) returned 8.5% (gross of fees) which was slightly ahead of its benchmark, the MSCI ACWI ex USA Small Cap Index (net), (the “benchmark”),

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which returned 8.3% over same period. The Energy sector provided the largest contribution to relative returns, with positive effects from both stock selection and an underweight exposure. In particular, a lack of exposure to the Oil, Gas and Consumable Fuels industry helped. Stock selection in Consumer Staples, Materials and Financials also contributed. In Consumer Staples, U.K.-based food retailer Greggs posted a strong contribution to performance. Stock selection in Consumer Discretionary made it the most significant sector detractor in the Portfolio on a relative basis. Within the sector, Canada-based holding Dorel Industries, a bike manufacturer and home furnishings provider, was the largest detractor. From a regional standpoint, stock selection in Europe was strong, notably in the United Kingdom, Finland and Germany. Conversely, stock selection in Asia, particularly in South Korea, held back relative returns.

2015 Outlook: Looking ahead, we expect historically low interest rates to eventually normalize over our investment horizon, a condition that we believe correlates closely with the performance potential of value investing. Historically, when value outperforms, our approach has often proven its strength. We believe an unusually protracted period of financial repression has artificially depressed interest rates and distorted the cost of capital, lowering corporate borrowing costs without regard for fundamentals. In our opinion, this environment cannot last. We expect that once interest rates begin to normalize and fundamentals come into focus, investors capable of accurately pricing business value at the security level should be duly rewarded.

WCM Commentary

2015 Year-to-date Performance: For the six months ended June 30, 2015, the portion of the Clearwater International Fund managed by WCM (the “Portfolio”) returned 6.8% (gross of fees) outperforming its benchmark, MSCI ACWI ex USA Index (net), (the “benchmark”), which returned 4.0% over the same period. Outperformance for the first half of the year is attributable to both allocation and selection. From an allocation standpoint, the biggest contributors to the Portfolio’s outperformance were underweights to Energy and Utilities, the two worst performing sectors in the benchmark over the period, as well as our overweights to Healthcare and Consumer Discretionary, the second and third best benchmark performers, respectively. On the other hand, underweights to Telecom and Staples were mild detractors. Regarding selection, which accounted for roughly 65% of the Portfolio’s total outperformance, the biggest contributors to outperformance were found within Healthcare, Technology, and Materials. The largest draws on performance came from Industrials and Financials.

2015 Outlook: Looking forward, we believe that what we wrote a year ago still holds true: “. . . mean reversion alone should benefit the strategy over the next couple of years.” This seems to have gone as hoped and should, in our view, continue for awhile longer. But best of all, this reinforces our conviction that turmoil in the world creates exciting new investment opportunities and refocuses the market on structurally high-quality businesses (those with growing moats and strong long-term tailwinds) rather than mediocre businesses benefitting from temporary/cyclical phenomena.

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Fund Expense Example

(unaudited)

As a shareholder of the Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (the “Funds”), you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)

The Example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2015.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period January 1, 2015 through June 30, 2015” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

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Actual returns	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During the Period January 1, 2015 through June 30, 2015 *
Core Equity Fund	$1,000.00	$1,012.90	$2.20
Small Companies Fund	$1,000.00	$1,055.70	$4.89
Tax-Exempt Bond Fund	$1,000.00	$999.30	$1.69
International Fund	$1,000.00	$1,054.10	$3.46

Hypothetical 5% return
(before expenses)
Core Equity Fund	$1,000.00	$1,022.61	$2.21
Small Companies Fund	$1,000.00	$1,020.03	$4.81
Tax-Exempt Bond Fund	$1,000.00	$1,023.11	$1.71
International Fund	$1,000.00	$1,021.42	$3.41

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights. The annualized expense ratios are as follows:

Core Equity Fund (a)	0.44%
Small Companies Fund (b)	0.96%
Tax-Exempt Bond Fund (c)	0.34%
International Fund (d)	0.68%

(a)	The expense ratio for the Core Equity Fund represents the blended expense ratio during the six-month period. The management fee amount of the Fund was reduced through a voluntary waiver to 0.50% until March 16, 2015, when the voluntary waiver was increased and the expense ratio of the Fund became 0.40%.
(b)	The expense ratio for the Small Companies Fund represents the blended expense ratio during the six-month period. The management fee amount of the Fund was reduced through a voluntary waiver to 0.94% until March 16, 2015, when the voluntary waiver was decreased and the expense ratio of the Fund became 0.98%.
(c)	The expense ratio for the Tax-Exempt Bond Fund represents the blended expense ratio during the six-month period. The management fee amount of the Fund was reduced through a voluntary waiver to 0.33% until March 16, 2015, when the voluntary waiver was decreased and the expense ratio of the Fund became 0.34%.
(d)	The expense ratio for the International Fund represents the blended expense ratio during the six-month period. The management fee amount of the Fund was reduced through a voluntary waiver to 0.67% until March 16, 2015, when the voluntary waiver was decreased and the expense ratio of the Fund became 0.69%.

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Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the Securities and Exchange Commission (the “SEC”) on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

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Approval of Subadviser Service Agreements

Clearwater Management Company, Inc. (“CMC”) is responsible for managing the investment programs and strategies for the Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund (each a “Fund” and collectively, the “Funds”). CMC conducts due diligence when selecting each subadviser for the Funds and oversees the performance of the subadvisers. The subadvisers provide portfolio management and related services for the Funds under individual subadvisory agreements.

AQR Capital Management, LLC (Clearwater Core Equity Fund)

At a meeting held on January 29, 2015, Clearwater Investment Trust’s (the “Trust”) Board of Trustees (the “Trustees”), including a majority of the Trustees who are not “interested persons” of the Trust or of CMC, as defined under the Investment Company Act of 1940 (collectively, the “Independent Trustees”), approved a subadvisory agreement among the Trust, CMC, and AQR Capital Management LLC (“AQR” and such agreement, the “AQR Agreement”). CMC recommended to the Trustees that they approve the AQR Agreement with respect to the Fund. CMC made the recommendation based upon, among other factors: the qualifications and performance of AQR’s investment team, AQR’s research and investment process and the belief that its investment strategies will complement the strategies of the Fund’s other subadvisers. During a meeting held in December 2014, the Trustees met in person with representatives of AQR and received a presentation discussing AQR’s assets under management, investment philosophy and process, core equity investment style, trading capabilities, and AQR’s competitive advantages. In advance of the meeting on January 29, 2015, the Trustees received written information that included: information as to the proposed allocation of assets among the Fund’s subadvisers, and a summary of information about AQR, including its investment professionals, process, philosophy, performance data, proposed subadvisory fees and the fees being charged by AQR for comparable subadvisory relationships. In addition, at the meeting on January 29, 2015, the Trustees received information from the Trust’s Chief Compliance Officer as to his review of AQR’s Code of Ethics, Form ADV, and compliance program. The Trustees reviewed and analyzed the factors that the Trustees deemed relevant with respect to AQR. These factors included the nature, quality, and extent of the services to be provided to the Fund by AQR; AQR’s investment process; performance data for AQR’s strategy; the qualifications and experience of the investment professionals who would be responsible for the management of their allocation of the Fund’s assets; and AQR’s overall resources. The following is a description of certain of the factors relevant to the Trustees’ decision to approve the AQR Agreement.

Nature, Extent, and Quality of Services: The Trustees considered the specific investment processes AQR would use in managing its allocation of the Fund’s assets. The Trustees looked at the qualifications of AQR’s investment team who would be responsible for managing its allocation of the Fund’s assets. The Trustees concluded that the nature, extent, and quality of the subadvisory services expected to be provided by AQR were appropriate for the Fund.

Investment Performance: The Trustees discussed the performance data for the strategy AQR would use in managing its allocation of the Fund’s assets as compared to its benchmark. The Trustees noted that the strategy had favorable backtested returns as compared to the benchmark, and that a fund managed by AQR using the same strategy had performed well over the brief period since its launch. The Trustees concluded that this data supported the decision to approve the AQR Agreement.

Subadvisory Fee: The Trustees evaluated the proposed subadvisory fee schedule, which was negotiated at arm’s length by CMC under the supervision of the Trustees. The Trustees noted that the fee schedule was competitive with the three discretionary active managers that currently subadvise the Fund and the other proposed subadviser. The Trustees also noted that CMC, not the Fund, would pay the subadvisory fee to

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AQR. The Trustees concluded that the proposed subadvisory fee schedule was reasonable given the nature, extent and quality of the subadvisory services to be performed by AQR.

Benefits to the Subadviser: The Trustees considered the ancillary benefits that could accrue to AQR due to its relationship with the Fund and noted that the relationship would be limited to the provision of subadvisory services. The Trustees concluded that no significant ancillary benefits would result from the AQR Agreement.

Profitability: The Trustees considered that AQR is an independent firm and that the subadvisory fee to be charged is the result of arm’s length bargaining between AQR and CMC under the supervision of the Trustees.

Economies of Scale: The Trustees noted that CMC, not the Fund, would pay the subadvisory fee to AQR and that the Trustees consider on an annual basis whether economies of scale might be realized by CMC as the Fund’s assets grow and whether there also might be benefits from such growth for the Fund’s shareholders.

Other Considerations: The Trustees considered CMC’s judgment and recommendation that adding AQR as a subadviser would add value to the Fund’s shareholders and would be complementary to both the existing and proposed subadvisers.

After full consideration of the factors described above along with other information, with no single factor identified as being of paramount importance, the Trustees, including a majority of Independent Trustees, concluded that the approval of the AQR Agreement was in the best interests of the Fund and its shareholders and approved the AQR Agreement, with the proposed fee to be paid by CMC out of its management fee.

O’Shaughnessy Asset Management, LLC (Clearwater Core Equity Fund)

At a meeting held on January 29, 2015, the Trustees, including a majority of the Independent Trustees, approved a subadvisory agreement among the Trust, CMC, and O’Shaughnessy Asset Management, LLC (“OSAM” and such agreement, the “OSAM Agreement”). CMC recommended to the Trustees that they approve the OSAM Agreement with respect to the Fund. CMC made the recommendation based upon, among other factors: the qualifications and performance of OSAM’s investment team, OSAM’s research and investment process and the belief that its investment strategies will complement the strategies of the Fund’s other subadvisers. During a meeting held in December 2014, the Trustees met in person with representatives of OSAM and received a presentation discussing OSAM’s investment philosophy and the construction, characteristics and performance of OSAM’s proprietary value blend strategy. In advance of the meeting on January 29, 2015, the Trustees received written information that included: information as to the proposed allocation of assets among the Fund’s subadvisers, and a summary of information about OSAM, including its investment professionals, process, philosophy, past performance, proposed subadvisory fees and the fees being charged by OSAM for comparable subadvisory relationships. In addition, at the meeting on January 29, 2015, the Trustees received information from the Trust’s Chief Compliance Officer as to his review of OSAM’s Code of Ethics, Form ADV, and compliance program. The Trustees reviewed and analyzed the factors that the Trustees deemed relevant with respect to OSAM. These factors included the nature, quality, and extent of the services to be provided to the Fund by OSAM; OSAM’s investment process; OSAM’s historical performance record for other portfolios with a similar management style to the Fund; the qualifications and experience of the investment professionals who would be responsible for the management of their allocation of the Fund’s assets; and OSAM’s overall resources. The following is a description of certain of the factors relevant to the Trustees’ decision to approve the OSAM Agreement.

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Nature, Extent, and Quality of Services: The Trustees considered the specific investment processes OSAM would use in managing its allocation of the Fund’s assets. The Trustees looked at the qualifications of OSAM’s investment team who would be responsible for managing its allocation of the Fund’s assets. The Trustees concluded that the nature, extent, and quality of the subadvisory services expected to be provided by OSAM were appropriate for the Fund.

Investment Performance: The Trustees discussed OSAM’s performance record for the strategy it would use in managing its allocation of the Fund’s assets as compared to its strategy benchmark and the Fund’s benchmark. The Trustees noted that the strategy’s performance compared favorably to its strategy benchmark for the period since its inception in December 2001. The Trustees concluded that this data supported the decision to approve the OSAM Agreement.

Subadvisory Fee: The Trustees evaluated the proposed subadvisory fee schedule, which was negotiated at arm’s length by CMC under the supervision of the Trustees. The Trustees noted that the fee schedule was competitive with the three discretionary active managers that currently subadvise the Fund and the other proposed subadviser. The Trustees also noted that CMC, not the Fund, would pay the subadvisory fee to OSAM. The Trustees concluded that the proposed subadvisory fee schedule was reasonable given the nature, extent and quality of the subadvisory services to be performed by OSAM.

Benefits to the Subadviser: The Trustees considered the ancillary benefits that could accrue to OSAM due to its relationship with the Fund and noted that the relationship would be limited to the provision of subadvisory services. The Trustees concluded that no significant ancillary benefits would result from the OSAM Agreement.

Profitability: The Trustees considered that OSAM is an independent firm and that the subadvisory fee to be charged is the result of arm’s length bargaining between OSAM and CMC under the supervision of the Trustees.

Economies of Scale: The Trustees noted that CMC, not the Fund, would pay the subadvisory fee to OSAM and that the Trustees consider on an annual basis whether economies of scale might be realized by CMC as the Fund’s assets grow and whether there also might be benefits from such growth for the Fund’s shareholders.

Other Considerations: The Trustees considered CMC’s judgment and recommendation that adding OSAM as a subadviser would add value to the Fund’s shareholders and would be complementary to both the existing and proposed subadvisers.

After full consideration of the factors described above along with other information, with no single factor identified as being of paramount importance, the Trustees, including a majority of Independent Trustees, concluded that the approval of the OSAM Agreement was in the best interests of the Fund and its shareholders and approved the OSAM Agreement, with the proposed fee to be paid by CMC out of its management fee.

Keeley Asset Management Corp. (Clearwater Small Companies Fund)

In June 2015, the Trustees were advised of the death of the controlling shareholder of Keeley Asset Management Corp. (“Keeley”), which constituted a “change in control” of Keeley. As a result of the change in control, the existing subadvisory agreement with Keeley for the Small Companies Fund (the “Prior Keeley Agreement”) automatically terminated. At a telephonic meeting on June 9, 2015, the Trustees considered the approval of an interim subadvisory agreement with Keeley (the “Interim Keeley Agreement”) to be effective until such time as the Trustees could hold an in-person meeting to approve a new subadvisory agreement with Keeley (the “New Keeley Agreement”). At an in-person meeting on June 29, 2015, the Trustees considered the approval of the New Keeley Agreement for an initial two-year

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period. The Trustees considered a number of factors, including those discussed below, that they believed to be relevant. No single factor determined whether or not an agreement would be approved but rather the totality of factors considered was determinative. Following an analysis and discussion of the factors described below, the Trustees, including all independent trustees, approved the Interim Keeley Agreement and New Keeley Agreement.

In considering the approval of each of the Interim Keeley Agreement and the New Keeley Agreement, the Trustees considered that the terms and conditions of each of the Interim Keeley Agreement and the New Keeley Agreement are substantially identical to the terms and conditions of the Prior Keeley Agreement.

Among other things, the Trustees considered: (i) information about the anticipated impact of the change in control on the nature, quality and extent of services provided to the Fund and its shareholders, including compliance services; (ii) information about the portfolio management team that would be primarily responsible for the day-to-day management of the Fund going forward; and (iii) that the fees payable to Keeley under the Interim Keeley Agreement and the New Keeley Agreement would not differ from those under the Prior Keeley Agreement.

The Trustees also considered that they had performed a full review of the Prior Keeley Agreement in December 2014 and had determined to renew the Prior Keeley Agreement. The Trustees determined that the information they had considered with respect to the following factors in connection with their renewal of the Prior Keeley Agreement and their conclusions regarding those factors were applicable to their decision to approve the Interim Keeley Agreement and the New Keeley Agreement: (i) the nature, extent and quality of services to be provided; (ii) investment performance; (iii) comparative fees and cost of services provided; (iv) management profitability; and (v) economies of scale.

Based on the factors described above, the Trustees, including all of the Independent Trustees, concluded that the subadvisory fee was fair and reasonable in view of the investment performance and quality of services provided. In reaching this conclusion, no single factor was considered determinative.

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Clearwater Investment Trust

Financial Statements

For the Six Months Ended June 30, 2015 (unaudited)

Table of Contents

Financial Statements:
	1	Statements of Assets and Liabilities
	2	Statements of Operations
	3	Statements of Changes in Net Assets
	4	Financial Highlights
	8	Notes to Financial Statements
	30	Schedules of Investments
	31	Core Equity Fund
	45	Small Companies Fund
	52	Tax-Exempt Bond Fund
	70	International Fund

CLEARWATER INVESTMENT TRUST

Statements of Assets and Liabilities

June 30, 2015 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (identified cost: $291,766,134 Core Equity Fund; $273,659,280 Small Companies Fund; $485,815,582 Tax-Exempt Bond Fund; $399,955,215 International Fund)	$527,444,390	341,391,434	502,395,390	520,872,931
Foreign currencies, at value (cost: $523,543)	-	-	-	530,928
Receivable for securities sold	3,479,736	506,141	388,129	199,736
Accrued dividend and interest receivable	599,126	372,546	5,217,201	963,115
Foreign tax reclaim receivable	33,953	-	-	1,394,498
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	64,966
Total assets	531,557,205	342,270,121	508,000,720	524,026,174
Liabilities
Payables for investment securities purchased	4,177,855	1,645,956	3,385,313	155,809
Payables for fund shares redeemed	112,500	13,000	-	-
Accrued investment advisory fee	535,749	823,384	429,145	919,481
Payable for dividend distribution	-	-	254,881	-
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	5,750
Total liabilities	4,826,104	2,482,340	4,069,339	1,081,040
Net assets	$526,731,101	339,787,781	503,931,381	522,945,134
Capital
Capital stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 13,195,342, 15,858,556, 50,702,552 and 34,423,211 shares, respectively)	$245,065,693	248,668,776	487,663,745	394,478,248
Undistributed net investment income	4,107,581	410,427	53,311	5,474,808
Accumulated net realized gain (loss) from investments and foreign currency transactions	41,879,651	22,976,424	(365,483)	2,110,844
Unrealized appreciation of investments and translation of assets and liabilities in foreign currencies	235,678,176	67,732,154	16,579,808	120,881,234
Net assets	$526,731,101	339,787,781	503,931,381	522,945,134
Net asset value per share of outstanding capital stock	$39.92	21.43	9.94	15.19

See accompanying notes to financial statements.

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CLEARWATER INVESTMENT TRUST

Statements of Operations

for the six months ended June 30, 2015 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $37,860, $3,696, $0 and $769,583, respectively)	$5,108,604	1,872,026	888,381	8,459,493
Interest	-	-	10,732,296	-
Total income	5,108,604	1,872,026	11,620,677	8,459,493
Expenses:
Investment advisory fee	2,401,448	2,230,053	1,513,109	2,555,289
Voluntary fee reduction	(1,224,913)	(637,779)	(666,034)	(812,118)
Total net expenses	1,176,535	1,592,274	847,075	1,743,171
Net investment income	3,932,069	279,752	10,773,602	6,716,322
Net realized gain (loss) on:
Security transactions	42,077,644	23,215,457	(306,557)	3,185,698
Forward foreign currency exchange contracts	-	-	-	489,058
Foreign currency transactions	(2,211)	-	-	29,081
Net increase (decrease) in unrealized appreciation/ depreciation on:
Security transactions	(38,967,473)	(5,600,637)	(11,009,664)	15,985,860
Forward foreign currency exchange contracts	-	-	-	(454,887)
Translation of other assets and liabilities denominated in foreign currencies	1,360	-	-	7,046
Net gain (loss) on investments	3,109,320	17,614,820	(11,316,221)	19,241,856
Net increase (decrease) in net assets resulting from operations	$7,041,389	17,894,572	(542,619)	25,958,178

See accompanying notes to financial statements.

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CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

for the six months ended June 30, 2015 (unaudited)
and the year ended December 31, 2014

	Core Equity Fund		Small Companies Fund
	6/30/2015	12/31/2014	6/30/2015	12/31/2014
Operations:
Net investment income	$3,932,069	7,989,905	279,752	815,686
Net realized gain	42,075,433	17,023,383	23,215,457	36,427,294
Net increase (decrease) in unrealized appreciation/depreciation	(38,966,113)	22,275,634	(5,600,637)	(20,342,867)
Net increase in net assets resulting from operations	7,041,389	47,288,922	17,894,572	16,900,113
Distributions to shareholders from:
Net investment income	-	(8,347,216)	-	(637,608)
Net realized gain	-	(16,626,561)	-	(47,231,708)
Total distributions to shareholders	-	(24,973,777)	-	(47,869,316)
Capital share transactions:
Proceeds from shares sold	957,320	3,000,890	11,917,523	8,274,472
Reinvestment of distributions from net investment income and net realized gain	-	24,973,774	-	47,869,316
Payments for shares redeemed	(22,284,790)	(32,315,020)	(23,912,177)	(34,354,438)
Net increase (decrease) in net assets from capital share transactions	(21,327,470)	(4,340,356)	(11,994,654)	21,789,350
Total increase (decrease) in net assets	(14,286,081)	17,974,789	5,899,918	(9,179,853)
Net assets:
At the beginning of the period	541,017,182	523,042,393	333,887,863	343,067,716
At the end of the period	$526,731,101	541,017,182	339,787,781	333,887,863
Undistributed net investment income	$4,107,581	445,248	410,427	130,675

	Tax-Exempt Bond Fund		International Fund
	6/30/2015	12/31/2014	6/30/2015	12/31/2014
Operations:
Net investment income	$10,773,602	21,933,285	6,716,322	11,338,380
Net realized gain (loss)	(306,557)	1,154,381	3,703,837	7,234,369
Net increase (decrease) in unrealized appreciation/depreciation	(11,009,664)	46,365,974	15,538,019	(42,795,882)
Net increase (decrease) in net assets resulting from operations	(542,619)	69,453,640	25,958,178	(24,223,133)
Distributions to shareholders from:
Net investment income	(10,770,201)	(21,919,530)	-	(11,567,920)
Net realized gain	-	(894,126)	-	(8,447,272)
Total distributions to shareholders	(10,770,201)	(22,813,656)	-	(20,015,192)
Capital share transactions:
Proceeds from shares sold	20,075,350	18,525,800	19,730,234	14,290,245
Reinvestment of distributions from net investment income and net realized gain	10,624,842	22,773,030	-	20,015,199
Payments for shares redeemed	(23,438,003)	(44,983,038)	(4,685,922)	(20,028,659)
Net increase (decrease) in net assets from capital share transactions	7,262,189	(3,684,208)	15,044,312	14,276,785
Total increase (decrease) in net assets	(4,050,631)	42,955,776	41,002,490	(29,961,540)
Net assets:
At the beginning of the period	507,982,012	465,026,236	481,942,644	511,904,184
At the end of the period	$503,931,381	507,982,012	522,945,134	481,942,644
Undistributed (overdistributed) net investment income	$53,311	49,910	5,474,808	(1,759,655)

See accompanying notes to financial statements.

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CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2015	Year ended December 31,
Core Equity Fund	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$39.41	37.77	28.81	25.26	26.38	23.40
Income (loss) from investment operations:
Net investment income	0.30	0.60	0.51	0.40	0.33	0.38
Net realized and unrealized gains (losses)	0.21	2.91	8.95	3.54	(1.13)	2.99
Total from investment operations	0.51	3.51	9.46	3.94	(0.80)	3.37
Less distributions to shareholders from:
Net investment income	-	(0.63)	(0.50)	(0.39)	(0.32)	(0.39)
Net realized gain	-	(1.24)	-	-	-	-
Total distributions to shareholders	-	(1.87)	(0.50)	(0.39)	(0.32)	(0.39)
Net asset value, end of period	$39.92	39.41	37.77	28.81	25.26	26.38
Total return (a)	1.29%	9.23%	32.85%	15.64%	(3.04)%	14.42%
Net assets, end of period (000s omitted)	$526,731	541,017	523,042	395,242	332,320	344,270
Ratio of expenses, net of waivers, to average net assets(b)(c)(d)(e)(f)(g)(h)	0.44%	0.50%	0.50%	0.54%	0.53%	0.30%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)(f)(g)(h)	0.90%	0.90%	0.90%	0.90%	0.69%	0.45%
Ratio of net investment income, net of waivers, to average net assets (b)(d)(e)(f)(g)(h)	1.47%	1.50%	1.51%	1.49%	1.25%	1.60%
Ratio of net investment income, before waivers, to average net assets (b)(d)(e)(f)(g)(h)	1.01%	1.10%	1.11%	1.13%	1.09%	1.45%
Portfolio turnover rate (excluding short-term securities)	32.67%	13.54%	21.07%	22.31%	27.01%	43.65%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, decreased to 0.40%. Also effective March 16, 2015, the Advisor increased the voluntary waiver to 0.50%.

(e)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.50%. Also effective March 15, 2013, the Advisor increased the voluntary waiver to 0.40%.

(f)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.52%. Also effective March 15, 2012, the Adviser increased the voluntary waiver to 0.38%.

(g)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, increased to 0.60%. Also effective June 1, 2011, the Adviser increased the voluntary waiver to 0.30%.

(h)	Effective December 1, 2010, the Adviser discontinued the voluntary waiver previously in effect.

See accompanying notes to financial statements.

4

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2015	Year ended December 31,
Small Companies Fund	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$20.30	22.35	18.70	16.91	18.70	14.41
Income (loss) from investment operations:
Net investment income	0.02	0.05	0.05	0.09	0.01	-
Net realized and unrealized gains (losses)	1.11	1.10	6.30	3.10	(0.28)	4.31
Total from investment operations	1.13	1.15	6.35	3.19	(0.27)	4.31
Less distributions to shareholders from:
Net investment income	-	(0.04)	(0.06)	(0.10)	(0.01)	(0.02)
Net realized gain	-	(3.16)	(2.64)	(1.30)	(1.51)	-
Total distributions to shareholders	-	(3.20)	(2.70)	(1.40)	(1.52)	(0.02)
Net asset value, end of period	$21.43	20.30	22.35	18.70	16.91	18.70
Total return (a)	5.57%	5.03%	34.01%	19.02%	(1.62)%	29.99%
Net assets, end of period (000s omitted)	$339,788	333,888	343,068	281,936	239,508	256,237
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)(e)(f)	0.96%	0.94%	0.95%	1.00%	0.98%	0.95%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)(f)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets(b)(d)(e)(f)	0.17%	0.24%	0.21%	0.51%	0.05%	(0.02)%
Ratio of net investment income (loss), before waivers, to average net assets(b)(d)(e)(f)	(0.22)%	(0.17)%	(0.19)%	0.16%	(0.32)%	(0.42)%
Portfolio turnover rate (excluding short-term securities)	29.33%	55.51%	59.84%	59.48%	64.54%	71.05%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.98%. Also effective March 16, 2015, the Adviser reduced the voluntary waiver to 0.37%.

(e)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.94%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.41%.

(f)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, increased to 1.00%. Also effective June 1, 2011, the Adviser reduced the voluntary waiver to 0.35%.

See accompanying notes to financial statements.

5	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2015	Year ended December 31,
Tax-Exempt Bond Fund	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.16	9.23	10.15	9.62	9.06	9.25
Income (loss) from investment operations:
Net investment income	0.21	0.44	0.46	0.48	0.48	0.47
Net realized and unrealized gains (losses)	(0.22)	0.95	(0.84)	0.53	0.56	(0.19)
Total from investment operations	(0.01)	1.39	(0.38)	1.01	1.04	0.28
Less distributions to shareholders from:
Net investment income	(0.21)	(0.44)	(0.46)	(0.48)	(0.48)	(0.47)
Net realized gain	-	(0.02)	(0.08)	-	-	-
Total distributions to shareholders	(0.21)	(0.46)	(0.54)	(0.48)	(0.48)	(0.47)
Net asset value, end of period	$9.94	10.16	9.23	10.15	9.62	9.06
Total return (a)	(0.07)%	15.29%	(3.77)%	10.66%	11.81%	2.99%
Net assets, end of period (000s omitted)	$503,931	507,982	465,026	527,118	518,834	516,202
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)(e)	0.34%	0.33%	0.34%	0.36%	0.36%	0.36%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income, net of waivers, to average net assets(b)(d)(e)	4.27%	4.48%	4.78%	4.79%	5.08%	5.00%
Ratio of net investment income, before waivers, to average net assets(b)(d)(e)	4.01%	4.21%	4.52%	4.55%	4.84%	4.76%
Portfolio turnover rate (excluding short-term securities)	8.29%	22.25%	31.65%	28.06%	24.83%	28.95%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.34%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.26%.

(e)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, decreased to 0.33%. Also effective March 15, 2013, the Adviser increased the voluntary waiver to 0.27%.

See accompanying notes to financial statements.

6	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30, 2015	Year ended December 31,
International Fund	(Unaudited)	2014	2013	2012	2011	2010
Net asset value, beginning of period	$14.41	15.76	13.33	12.23	14.33	13.16
Income (loss) from investment operations:
Net investment income	0.20	0.35	0.29	0.30	0.30	0.23
Net realized and unrealized gains (losses)	0.58	(1.08)	2.62	1.88	(2.08)	1.27
Total from investment operations	0.78	(0.73)	2.91	2.18	(1.78)	1.50
Less distributions to shareholders from:
Net investment income	-	(0.36)	(0.34)	(0.31)	(0.29)	(0.23)
Net realized gain	-	(0.26)	(0.14)	(0.77)	(0.03)	(0.10)
Total distributions to shareholders	-	(0.62)	(0.48)	(1.08)	(0.32)	(0.33)
Net asset value, end of period	$15.19	14.41	15.76	13.33	12.23	14.33
Total return (a)	5.41%	(4.70)%	21.85%	17.91%	(12.44)%	11.39%
Net assets, end of period (000s omitted)	$522,945	481,943	511,904	408,059	305,071	346,415
Ratio of expenses, net of waivers, to average net assets (b)(c)(d)(e)(f)(g)	0.68%	0.67%	0.66%	0.62%	0.77%	0.80%
Ratio of expenses, before waivers, to average net assets (b)(c)(d)(e)(f)(g)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income, net of waivers, to average net assets (b)(d)(e)(f)(g)	2.63%	2.22%	1.99%	2.39%	2.15%	1.77%
Ratio of net investment income, before waivers, to average net assets (b)(d)(e)(f)(g)	2.31%	1.89%	1.65%	2.01%	1.92%	1.57%
Portfolio turnover rate (excluding short-term securities)	7.80%	15.33%	22.54%	72.32%	36.93%	30.82%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	Annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.69%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.31%.

(e)	Effective March 15, 2013, the investment advisory fee, net of voluntary waivers, increased to 0.67%. Also effective March 15, 2013, the Adviser decreased the voluntary waiver to 0.33%.

(f)	Effective March 15, 2012, the investment advisory fee, net of voluntary waivers, decreased to 0.60%. Also effective March 15, 2012, the Adviser increased the voluntary waiver to 0.40%.

(g)	Effective June 1, 2011, the investment advisory fee, net of voluntary waivers, decreased to 0.75%. Also effective June 1, 2011, the Adviser increased the voluntary waiver to 0.25%. Effective December 5, 2011, the investment advisory fee, net of voluntary waivers, decreased to 0.70%. Also effective December 5, 2011, the Adviser increased the voluntary waiver to 0.30%.

See accompanying notes to financial statements.

7	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

(1)	Organization

Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (the “Funds”). Clearwater Management Company (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers. The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Core Equity, Small Companies, and International Funds is long-term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.

Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.

The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.

Effective January 29, 2015, the Trust terminated Knightsbridge Asset Management, LLC and Heartland Advisors, Inc., two of the subadvisers to the Clearwater Core Equity Fund. Effective February 3, 2015 and February 4, 2015, respectively, the Trust engaged AQR Capital Management, LLC (“AQR”) and O’Shaughnessy Asset Management, LLC (“OSAM”) as two new subadvisers to the Clearwater Core Equity Fund.

Under normal market conditions, the Clearwater Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s Adviser allocates portions of the Fund’s net assets among subadvisers. The Fund currently allocates net assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates, LLC (“Parametric”), AQR, OSAM and Osterweis Capital Management, LLC (“Osterweis”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 60% of the Fund’s total assets will be allocated to Parametric; the remaining net assets will be allocated to one or more of the Fund’s three other subadvisers. To the extent feasible, Parametric manages its portion of the Fund’s total assets in a passive management strategy so that its portion of the Fund’s holdings generally matches the holdings of the Russell 1000® Index as closely as possible without requiring the Fund to realize gains. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provided day-to-day management.

8

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

Under normal market conditions, the Clearwater Small Companies Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than $5 billion at the time of purchase. The equity securities the Fund invests in consist primarily of exchange traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. It is intended that the Fund holds a portion of its portfolio for more than two years to allow for the change that prompted the relevant security’s purchase to yield results. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets between subadvisers who employ distinct investment styles. The Fund currently allocates assets between the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management, Inc. (“Kennedy”) and Keeley Asset Management Corp. (“Keeley”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Clearwater Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. All exempt interest income may increase certain corporate shareholders alternative minimum tax. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisers II, LLC (“Sit”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Clearwater International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the U.S. and doing a substantial amount of business outside the U.S. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers. In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund does not intend to invest in foreign currency exchange contracts, options, future contracts or options in future contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s net assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership (“Artisan Partners”), Denver Investments (“Denver”), WCM Investment Management (“WCM”) and Templeton Investment Counsel, LLC (“Templeton”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 50% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s four other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets in a passive management strategy so that, to the extent

9	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

feasible, its portion of the Fund’s holdings matches the holdings of the MSCI World Ex USA Index (net) as closely as possible. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

(2)	Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Shares of open end investment companies are valued at their daily net asset value (“NAV”). Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the NAV, are valued at fair value as determined in good faith using procedures established by the Board of Trustees. This may occur particularly with respect to certain foreign securities held by the International Fund, whereby the Board of Trustees may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratification by the Board of Trustees. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments. Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, including accretion of original issue discount and amortization of original issue premium, is accrued daily.

(b)	Foreign Currency Translation

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are

10	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. The International Fund therefore may enter into foreign currency transactions as a principal investment strategy. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.

(c)	Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the issuer to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(d)	Spot Contracts

The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in

11	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.

(e) Master Limited Partnerships

The Core Equity and International Funds invest in Master Limited Partnerships (“MLPs”). The benefits derived from the Funds’ investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Funds were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Funds with respect to their investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Funds must include their allocable share of an MLP’s taxable income in their reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Funds may have to liquidate securities to make required distributions to shareholders.

(f) Delayed Delivery Transactions and When-Issued Securities

Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on its records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

(g) Short-Term Investments

Each Fund currently invests uninvested cash in money market portfolios of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust. The Core Equity, Small Companies and International Funds currently invest in the U.S. Government Select Portfolio and the Tax-Exempt Bond Fund currently invests in the Tax-Exempt Portfolio. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises. The Tax-Exempt Portfolio primarily invests in high-quality short-term municipal instruments.

(h) Recoverable Taxes

The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the applicable Funds.

(i) Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes.

12	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.

Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2014, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2011, 2012, 2013 and 2014 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue. Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) were recorded by the Funds. The tax character of distributions paid by the Funds during the years ended December 31, 2014 and 2013 was as follows:

	Tax-Exempt		Ordinary Income
	2014	2013	2014	2013
Core Equity Fund	$-	$-	$7,119,857	$6,741,356
Small Companies Fund	-	-	4,041,973	7,282,854
Tax-Exempt Bond Fund	21,739,172	22,903,417	683,862	199,996
International Fund	-	-	13,341,732	12,704,376

	Long-Term Capital Gains
	2014	2013
Core Equity Fund	$17,853,920	$141,918
Small Companies Fund	43,827,345	31,561,189
Tax-Exempt Bond Fund	350,149	4,029,044
International Fund	6,673,460	2,541,715

As of June 30, 2015, the components of distributable earnings on a tax basis were as follows:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$3,824,663	$3,930,164	$154,583	$7,001,230
Undistributed capital gain	41,979,425	19,703,157	3,131	2,659,054
Accumulated capital losses	-	-	(523,197)	-
Unrealized appreciation	235,861,317	67,485,684	16,579,808	118,806,603
Total	$281,665,405	$91,119,005	$16,214,325	$128,466,887

Distributions to shareholders from net investment income and net realized gain are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications may relate to net operating losses, Section 998 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of dividends from investments in real estate investment trusts (“REITs”), and Partnerships. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At June 30, 2015, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:

	Core Equity Fund	International Fund
Undistributed (overdistributed) net investment income	$(269,736)	$518,141
Accumulated net realized gain (loss)	269,736	(518,141)

(j)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Small Companies, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders.

(k)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(l)	Recent Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). ASU 2015-07 requires the removal of investments for which fair value is measured using the NAV per share practical expedient from within the fair value hierarchy. Instead, an entity would be required to include those investments as a reconciling line item so that the total fair value amount of investments in the disclosure is consistent with the amounts on the Statements of Assets and Liabilities. ASU 2015-07 also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient and only requires it for investments for which the entity has elected to measure the fair value using that practical expedient. ASU 2015-07 is effective for interim and annual reporting periods beginning on or after December 15, 2015. At this time, management is evaluating the implications of this requirement and the impacts it will have to the financial statement amounts and footnote disclosures, if any.

(m)	Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Fair Value Measurements

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a) above. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

•	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2015.

	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$515,383,412	$-	$-	$515,383,412
Master Limited Partnerships	4,577,795	-	-	4,577,795
Preferred Stock	462,593	-	-	462,593
Rights	-	-	1,702	1,702
Short-Term Investments	7,018,888	-	-	7,018,888
Total	$527,442,688	$-	$1,702	$527,444,390

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

(a)	For the Core Equity Fund, the investment value is comprised of equity securities, MLPs, rights and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity, MLPs and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Two rights were deemed Level 3 classifications, as their trading was suspended pending corporate actions and these rights were valued at period end using the applicable company’s internally determined prices, which also factored in the terms of the applicable corporate actions and third party valuations.

The Core Equity Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2014.

The following is a reconciliation of investments for the Core Equity Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

Rights

	Consumer Staples	Financials	Total
Balance as of 12/31/14	$-	$-	$-
Realized Gains	-	-	-
Realized Losses	-	-	-
Change in Unrealized Appreciation (Depreciation)	-	-	-
Purchases	1,624	78	1,702
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 06/30/15	$1,624	$78	$1,702

The net increase (decrease) in unrealized appreciation (depreciation) on the above Level 3 securities still held at June 30, 2015 is $0, which is included in the Statements of Operations.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at June 30, 2015.

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

	Small Companies Fund (b)
	Level 1	Level 2	Level 3	Total
Common Stocks	$332,607,745	$-	$-	$332,607,745
Short-Term Investments	8,783,689	-	-	8,783,689
Total	$341,391,434	$-	$-	$341,391,434

(b)	For the Small Companies Fund, the investment value is comprised of equity securities and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

The Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2014.

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$27,448,664	$-	$-	$27,448,664
Municipal Bonds
Airport	-	2,832,420	-	2,832,420
Bond Bank	-	2,474,598	-	2,474,598
Development	-	27,247,560	310,859	27,558,419
Education	-	38,374,357	-	38,374,357
Facilities	-	3,639,136	-	3,639,136
General	-	43,544,251	3,515	43,547,766
General Obligation	-	20,205,932	-	20,205,932
Higher Education	-	19,264,955	-	19,264,955
Housing	-	38,661,761	-	38,661,761
Medical	-	52,010,398	96,250	52,106,648
Mello-Roos	-	1,094,824	-	1,094,824
Multifamily Housing	-	29,814,561	-	29,814,561
Nursing Home	-	49,914,831	-	49,914,831
Power	-	5,616,626	-	5,616,626
School District	-	29,769,006	-	29,769,006
Single Family Housing	-	70,304,697	-	70,304,697
Student Loan	-	2,511,628	-	2,511,628
Tobacco Settlement	-	728,806	-	728,806
Transportation	-	12,480,528	-	12,480,528
Utilities	-	2,305,218	-	2,305,218
Water	-	6,935,922	-	6,935,922
Short-Term Investments	14,804,087	-	-	14,804,087
Total	$42,252,751	$459,732,015	$410,624	$502,395,390

(c)	For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

As of June 30, 2015, the Valuation Committee determined the fair valuation of municipal bonds based on inputs such as the last traded price at the time of significant events or the default of a municipal bond in addition to the consideration of recent developments relating to a credit review of a municipal bond as well as observations and the nature of similar securities which are not currently openly traded in the active market. Such investments have been classified as Level 3 instruments.

The Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At June 30, 2015, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2014.

The following is a reconciliation of investments for the Tax-Exempt Bond Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds

	Development	General	Medical	Total
Balance as of 12/31/14	$267,629	$3,515	$157,500	$428,644
Accrued Discounts	-	-	-	-
Realized Gains (Losses)	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	43,230	-	(61,250)	(18,020)
Purchases	-	-	-	-
Sales	-	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of 6/30/2015	$310,859	$3,515	$96,250	$410,624
Net increase (decrease) in unrealized appreciation (depreciation) (1)	$43,230	$-	$(61,250)	$(18,020)

(1)	The net increase (decrease) in unrealized appreciation (depreciation) on Level 3 securities still held at June 30, 2015 is included in the Statements of Operations.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at June 30, 2015.

19	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

	International Fund (d)
	Level 1	Level 2	Level 3	Total
Common Stocks
Hong Kong	$20,210,985	$1,571,387	$-	$21,782,372
Thailand	-	706,987	-	706,987
All other countries	474,853,441	-	-	474,853,441
Master Limited Partnerships	2,887,306	-	-	2,887,306
Preferred Stock	2,416,045	-	-	2,416,045
Rights
France	15	-	-	15
Singapore	-	1,170	-	1,170
Warrants	60,870	-	-	60,870
Investment Companies	540,812	-	-	540,812
Short-Term Investments	17,623,913	-	-	17,623,913
Total	$518,593,387	$2,279,544	$-	$520,872,931

(d)	For the International Fund, the investment value is comprised of equity securities, MLPs, rights, warrants, investment companies and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity, MLPs, investment companies and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights and warrants generally are determined by taking into account the terms of the rights and warrants as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At June 30, 2015, the Singapore based rights issued had not started trading yet at period end and the valuation was based on the terms of the rights as well as the valuation of the underlying security, resulting in a Level 2 classification. Two Thailand based securities were valued at period end based on the prices of the securities’ local lines as there was not any active trading on the securities’ foreign lines, resulting in Level 2 classifications. Additionally, the trading of a Hong Kong equity security was suspended and valuation at period end was based on the last traded price from the primary pricing provider at the time of suspension, resulting in a Level 2 classification.

20	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

The International Fund records all transfers between levels based on valuations at the end of each reporting period.

At June 30, 2015, the International Fund had transfers from Level 2 to Level 1 classifications from December 31, 2014 to June 30, 2015 as disclosed below:

Transfers from Level 2 to Level 1
Country	Value	Reason
Common Stocks
Australia	$24,758,280	Unadjusted valuations at last trade or closing price
Austria	923,124	Unadjusted valuations at last trade or closing price
Belgium	5,306,062	Unadjusted valuations at last trade or closing price
Brazil	3,432,545	Unadjusted valuations at last trade or closing price
Canada	30,340,947	Unadjusted valuations at last trade or closing price
China	7,331,973	Unadjusted valuations at last trade or closing price
Denmark	12,023,871	Unadjusted valuations at last trade or closing price
Finland	4,687,448	Unadjusted valuations at last trade or closing price
France	26,568,042	Unadjusted valuations at last trade or closing price
Germany	27,172,511	Unadjusted valuations at last trade or closing price
Greece	96,220	Unadjusted valuations at last trade or closing price
Hong Kong	18,423,740	Unadjusted valuations at last trade or closing price
Ireland	4,110,036	Unadjusted valuations at last trade or closing price
Israel	479,778	Unadjusted valuations at last trade or closing price
Italy	9,264,182	Unadjusted valuations at last trade or closing price
Japan	74,353,809	Unadjusted valuations at last trade or closing price
Mexico	83,910	Unadjusted valuations at last trade or closing price
Netherlands	15,024,965	Unadjusted valuations at last trade or closing price
New Zealand	314,454	Unadjusted valuations at last trade or closing price

21	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

Transfers from Level 2 to Level 1
Country	Value	Reason
Norway	$4,995,746	Unadjusted valuations at last trade or closing price
Philippines	805,663	Unadjusted valuations at last trade or closing price
Portugal	321,663	Unadjusted valuations at last trade or closing price
Singapore	3,459,836	Unadjusted valuations at last trade or closing price
South Africa	3,036,212	Unadjusted valuations at last trade or closing price
South Korea	8,648,016	Unadjusted valuations at last trade or closing price
Spain	10,560,750	Unadjusted valuations at last trade or closing price
Sweden	8,135,031	Unadjusted valuations at last trade or closing price
Switzerland	34,277,215	Unadjusted valuations at last trade or closing price
Taiwan	2,297,816	Unadjusted valuations at last trade or closing price
United Kingdom	80,225,889	Unadjusted valuations at last trade or closing price
United States	745,747	Unadjusted valuations at last trade or closing price
Preferred Stock		Unadjusted valuations at last trade or closing price
Germany	1,861,603	Unadjusted valuations at last trade or closing price
South Korea	182,496	Unadjusted valuations at last trade or closing price
Rights		Unadjusted valuations at last trade or closing price
France	15	Unadjusted valuations at last trade or closing price
Total	$424,249,595

22	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets

Forward foreign currency exchange contracts	$-	$64,966	$-	$64,966

Liabilities

Forward foreign currency exchange contracts	-	(5,750)	-	(5,750)

Net Other Financial Instruments	$-	$59,216	$-	$59,216

The forward foreign currency exchange contracts outstanding at June 30, 2015 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.

(4)	Investment Security Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2015, were as follows:

	Purchases	Sales
Core Equity Fund	$171,833,427	$184,917,912
Small Companies Fund	94,775,281	104,912,521
Tax-Exempt Bond Fund	43,604,744	40,688,175
International Fund	58,067,869	38,320,869

23	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

(5)	Capital Share Transactions

Transactions in capital shares for the six months ended June 30, 2015 and the fiscal year ended December 31, 2014, were as follows:

	Core Equity Fund		Small Companies Fund
	2015	2014	2015	2014
Sold	23,625	76,703	558,810	375,718
Issued for reinvestment of distributions	-	625,596	-	2,336,228
Redeemed	(556,584)	(823,611)	(1,151,546)	(1,611,217)
Net Increase (decrease)	(532,959)	(121,312)	(592,736)	1,100,729

	Tax-Exempt Bond Fund		International Fund
	2015	2014	2015	2014
Sold	1,990,311	1,888,829	1,292,039	897,252
Issued for reinvestment of distributions	1,051,520	2,303,187	-	1,374,670
Redeemed	(2,325,079)	(4,609,524)	(308,115)	(1,309,596)
Net Increase (decrease)	716,752	(417,508)	983,924	962,326

(6)	Capital Loss Carryforward

For the period subsequent to October 31, 2014 through the fiscal year ended December 31, 2014, the following Funds incurred net capital losses, and/or Section 988 currency losses which each Fund intends to treat as having been incurred in the following fiscal year:

	Short-Term	Long-Term	Total
Core Equity Fund	$1,129,556	$-	$1,129,556
Small Companies Fund	1,262,085	-	1,262,085
Tax-Exempt Bond Fund	-	216,640	216,640
International Fund	1,823,469	-	1,823,469

24	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

(7)	Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Clearwater Core Equity Fund, Clearwater Small Companies Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. Effective March 16, 2015, the voluntary waiver for the Core Equity Fund was increased to 0.50%, while the voluntary waivers for the Small Companies, Tax-Exempt Bond and International Funds were reduced to 0.37%, 0.26% and 0.31%, respectively. For the period ended June 30, 2015, the management fees actually paid by the Core Equity, Small Companies, Tax-Exempt Bond and International Funds, net of voluntary waivers, are 0.44%, 0.96%, 0.34% and 0.68%, respectively. As of June 30, 2015, the management fees in place, net of voluntary waivers, for the Core Equity, Small Companies, Tax-Exempt Bond, and International Funds are 0.40%, 0.98%, 0.34%, and 0.69%, respectively. The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios.

The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser. For each subadviser, the fee schedule is detailed according to the following schedule:

The subadvisory fee for the Clearwater Core Equity Fund, payable to Parametric and OSAM is equal to an annual rate of 0.15% and 0.35% of the portions of net assets managed, respectively.

Effective January 29, 2015, the subadvisory fee for the Clearwater Core Equity Fund, payable to Osterweis for Osterweis’s portion of net assets managed was changed and is now based on the annual rates in the below table. Prior to January 29, 2015, the subadvisory fee payable to Osterweis was equal to an annual rate of 0.75% of the portion of net assets managed.

Osterweis
First $25 Million	0.75%
Next $75 Million	0.65%
Over $100 Million	0.55%

25	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

The subadvisory fee for the Clearwater Core Equity Fund, payable to AQR for AQR’s portion of net assets managed is based on the following annual rates:

AQR
First $100 Million	0.375%
Over $100 Million	0.35%

The subadvisory fee for the Clearwater Small Companies Fund, payable to Kennedy and Keeley for each of their respective portions of net assets managed is based on the following annual rates:

Kennedy
First $50 Million	0.85%
Over $50 Million	0.80%

Keeley
First $2 Million	1.00%
Next $8 Million	0.85%
Over $10 Million	0.70%

The subadvisory fee for the Clearwater Tax-Exempt Bond Fund, payable to Sit for Sit’s portion of net assets managed is based on the following annual rates:

Sit
First $20 Million	0.40%
Next $30 Million	0.30%
Next $25 Million	0.25%
Next $175 Million	0.20%
Over $250 Million	0.18%

The subadvisory fee for the Clearwater International Fund, payable to Parametric and WCM, is equal to an annual rate of 0.15% and 0.80% of the portions of net assets managed, respectively.

26	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

The subadvisory fee for the Clearwater International Fund, payable to Artisan Partners, Denver, and Templeton for each of their respective portions of net assets managed is based on the following annual rates:

Artisan Partners
First $50 Million	0.80%
Next $50 Million	0.60%
Over $100 Million	0.50%

Denver
First $10 Million	1.25%
Over $10 Million	0.85%

Templeton
First $25 Million	0.95%
Next $25 Million	0.85%
Next $50 Million	0.75%
Next $150 Million	0.65%
Next $250 Million	0.55%
Over $500 Million	0.50%

The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.

27	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

(8)	Derivative Instruments

Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Note 2 (c). Below are the types of derivatives held in the International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2015, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.

	ASSETS		LIABILITIES
Derivative Type	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Counterparty

Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$64,966	Unrealized depreciation on forward foreign currency exchange contracts	$5,750	$59,216	Northern Trust

The following tables set forth by primary risk exposure the International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on forward foreign currency exchange contracts for the six months ended June 30, 2015:

Derivative Type	Statements of Operations Location	Value	Derivative Type	Statements of Operations Location	Value
Forward foreign currency exchange contracts	Net realized gain (loss) loss on forward foreign currency exchange contracts	$489,058	Forward foreign currency exchange contracts	Net increase (decrease) in unrealized appreciation/depreciation on forward foreign currency exchange contracts	$(454,887)

Derivative transactions are measured in terms of the notional amount. The following table presents, for the International Fund, the number of transactions and weighted average notional amounts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2015.

Forward Foreign Currency Exchange Contracts
Number of Transactions	Weighted Average Notional Amount
6	$106,852,977

28	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2015

(9)	Subsequent Events

Management has evaluated subsequent events relating to the Funds through the date the financial statements were available to be issued, and has concluded there are no such events or transactions requiring financial statement disclosure and/or adjustments to the financial statements.

29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
3,000	ADVANCE AUTO PARTS, INC.	$288,060	477,870
6,150	AMAZON.COM, INC.(b)	274,721	2,669,653
1,600	AMC NETWORKS, INC., CLASS A(b)	25,785	130,960
3,300	AMERICAN EAGLE OUTFITTERS, INC.	33,099	56,826
6,300	APOLLO EDUCATION GROUP, INC.(b)	166,322	81,144
1,300	AUTOLIV, INC.(c)	29,596	151,775
1,300	AUTONATION, INC.(b)	81,913	81,874
800	AUTOZONE, INC.(b)	320,664	533,520
33,267	BED BATH & BEYOND, INC.(b)	2,307,554	2,294,758
4,200	BEST BUY CO., INC.	151,499	136,962
1,400	BIG LOTS, INC.	15,477	62,986
4,400	BORGWARNER, INC.	51,799	250,096
3,550	BRINKER INTERNATIONAL, INC.	176,242	204,657
2,800	BURLINGTON STORES, INC.(b)	144,555	143,360
17,915	CABELA’S, INC.(b)	986,636	895,392
11,200	CABLEVISION SYSTEMS CORP., CLASS A (NEW YORK GROUP)	222,408	268,128
4,168	CARMAX, INC.(b)	50,984	275,963
2,700	CARNIVAL CORP.	80,824	133,353
6,043	CBS CORP., CLASS B (NON VOTING)	52,350	335,386
12,060	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,549,096	2,065,275
600	CHICO’S FAS, INC.	5,619	9,978
31,864	CINEMARK HOLDINGS, INC.	603,094	1,279,977
32,900	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	197,904	333,277
5,000	COACH, INC.	19,161	173,050
1,800	COLUMBIA SPORTSWEAR CO.	78,617	108,828
32,122	COMCAST CORP., CLASS A	585,280	1,931,817
800	CRACKER BARREL OLD COUNTRY STORE, INC.	108,978	119,328
1,345	CST BRANDS, INC.	11,311	52,536
4,600	DANA HOLDING CORP.	106,986	94,668
2,300	DARDEN RESTAURANTS, INC.	47,909	163,484
1,100	DECKERS OUTDOOR CORP.(b)	78,966	79,167
2,986	DELPHI AUTOMOTIVE PLC(c)	266,172	254,079
5,700	DEVRY EDUCATION GROUP, INC.	192,959	170,886
1,500	DICK’S SPORTING GOODS, INC.	24,803	77,655
2,000	DILLARD’S, INC., CLASS A	234,910	210,380
12,221	DIRECTV(b)	135,228	1,133,987
3,718	DISCOVERY COMMUNICATIONS, INC., CLASS A(b)	126,598	123,661
1,200	DOLLAR GENERAL CORP.	82,842	93,288
22,294	DOLLAR TREE, INC.(b)	1,275,262	1,761,003
900	DOMINO’S PIZZA, INC.	90,041	102,060
4,600	DR HORTON, INC.	22,057	125,856
3,710	EXPEDIA, INC.	274,189	405,688
500	FAMILY DOLLAR STORES, INC.	12,653	39,405
7,700	FOOT LOCKER, INC.	294,530	515,977
51,363	FORD MOTOR CO.	248,244	770,959
5,700	GAMESTOP CORP., CLASS A	90,835	244,872
6,350	GANNETT CO., INC.(b)	56,462	88,836
10,000	GAP (THE), INC.	308,644	381,700
2,200	GARMIN LTD.(c)	40,557	96,646
15,000	GENTEX CORP.	106,860	246,300
9,724	GENUINE PARTS CO.	705,160	870,590
300	GRAHAM HOLDINGS CO., CLASS B	287,941	322,515
13,700	H&R BLOCK, INC.	155,487	406,205
8,400	HANESBRANDS, INC.	193,340	279,888
6,750	HARLEY-DAVIDSON, INC.	39,547	380,362
5,500	HARMAN INTERNATIONAL INDUSTRIES, INC.	234,431	654,170
400	HASBRO, INC.	10,206	29,916
47,434	HOME DEPOT (THE), INC.	1,961,533	5,271,340
1,000	HSN, INC.	75,323	70,190
6,776	INTERCONTINENTAL HOTELS GROUP PLC ADR(c)(d)	269,563	274,157
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	300,612
39,900	J.C. PENNEY CO., INC.(b)	352,716	337,953
3,150	JARDEN CORP.(b)	25,277	163,013
2,700	JOHN WILEY & SONS, INC., CLASS A	168,925	146,799
8,400	JOHNSON CONTROLS, INC.	229,244	416,052

See accompanying notes to the financial statements.	30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
22,165	KOHL’S CORP.	$1,045,773	1,387,751
13,032	L BRANDS, INC.	673,011	1,117,233
2,338	LAS VEGAS SANDS CORP.	14,654	122,909
4,300	LEAR CORP.	307,661	482,718
1,800	LEGGETT & PLATT, INC.	79,087	87,624
2,900	LENNAR CORP., CLASS A	38,266	148,016
783	LIBERTY BROADBAND CORP., CLASS A(b)	1,186	39,910
1,566	LIBERTY BROADBAND CORP., CLASS C(b)	2,222	80,117
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	51,410	315,336
7,374	LIBERTY GLOBAL PLC, SERIES C(b)(c)	64,301	373,346
75,385	LIBERTY INTERACTIVE CORP. QVC GROUP, CLASS A(b)	1,085,188	2,091,934
3,132	LIBERTY MEDIA CORP., CLASS A(b)	3,690	112,877
6,264	LIBERTY MEDIA CORP., CLASS C(b)	6,877	224,878
1,580	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	11,997	50,908
4,979	LIBERTY VENTURES, SERIES A(b)	55,312	195,525
1,200	LKQ CORP.(b)	14,970	36,294
33,031	LOWE’S COS., INC.	1,775,707	2,212,086
10,100	MACY’S, INC.	411,903	681,447
10,400	MAGNA INTERNATIONAL, INC.(c)	516,690	583,336
15,986	MARRIOTT INTERNATIONAL, INC., CLASS A	902,826	1,189,199
496	MARRIOTT VACATIONS WORLDWIDE CORP.	3,643	45,508
8,202	MCDONALD’S CORP.	146,086	779,764
6,600	MGM RESORTS INTERNATIONAL(b)	54,921	120,450
600	MOHAWK INDUSTRIES, INC.(b)	26,796	114,540
800	MORNINGSTAR, INC.	32,901	63,640
600	MURPHY USA, INC.(b)	4,392	33,492
700	NETFLIX, INC.(b)	41,142	459,858
2,200	NEWELL RUBBERMAID, INC.	26,950	90,442
6,475	NEWS CORP., CLASS A(b)	28,965	94,470
19,278	NIKE, INC., CLASS B	1,110,206	2,082,410
7,400	NORDSTROM, INC.	289,699	551,300
100	NVR, INC.(b)	128,601	134,000
2,695	OMNICOM GROUP, INC.	78,532	187,276
5,788	O’REILLY AUTOMOTIVE, INC.(b)	811,233	1,307,972
1,500	PANERA BREAD CO., CLASS A(b)	69,667	262,155
800	PRICELINE GROUP (THE), INC.(b)	194,799	921,096
14,100	PULTEGROUP, INC.	58,797	284,115
600	PVH CORP.	22,503	69,120
1,500	RALPH LAUREN CORP.	31,320	198,540
3,000	REGAL ENTERTAINMENT GROUP, CLASS A	25,876	62,730
110	REMY INTERNATIONAL, INC.	1,043	2,432
12,800	ROSS STORES, INC.	207,188	622,208
6,200	ROYAL CARIBBEAN CRUISES LTD.	152,757	487,878
3,000	SALLY BEAUTY HOLDINGS, INC.(b)	94,542	94,740
10,400	SERVICE CORP. INTERNATIONAL	74,152	306,072
3,900	SKECHERS U.S.A., INC., CLASS A(b)	240,497	428,181
28,462	STAPLES, INC.	484,053	435,753
46,154	STARBUCKS CORP.	1,088,499	2,474,547
8,469	STARWOOD HOTELS & RESORTS WORLDWIDE, INC.	662,079	686,751
17,768	TARGET CORP.	805,458	1,450,402
12,700	TEGNA, INC.	225,165	407,289
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	65,900
2,000	TESLA MOTORS, INC.(b)	137,158	536,520
4,500	THOMSON REUTERS CORP.	128,277	171,315
1,900	THOR INDUSTRIES, INC.	22,316	106,932
4,200	TIFFANY & CO.	122,192	385,560
5,679	TIME WARNER CABLE, INC.	183,138	1,011,827
21,033	TIME WARNER, INC.	457,012	1,838,495
2,629	TIME, INC.	19,683	60,493
10,989	TJX (THE) COS., INC.	145,399	727,142
90,320	TRI POINTE HOMES, INC.(b)	1,352,666	1,381,896
2,210	TRIPADVISOR, INC.(b)	42,908	192,579
12,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	79,285	403,558
600	ULTA SALON COSMETICS & FRAGRANCE, INC.(b)	79,252	92,670
1,000	UNDER ARMOUR, INC., CLASS A(b)	23,330	83,440
2,127	URBAN OUTFITTERS, INC.(b)	37,857	74,445
6,800	VF CORP.	87,065	474,232
47,435	VIACOM, INC., CLASS B	2,399,947	3,066,198

See accompanying notes to the financial statements.	31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
800	VISTEON CORP.(b)	$33,968	83,984
35,707	WALT DISNEY (THE) CO.	1,202,493	4,075,597
2,500	WHIRLPOOL CORP.	174,221	432,625
2,600	WILLIAMS-SONOMA, INC.	209,065	213,902
5,475	WYNDHAM WORLDWIDE CORP.	24,501	448,457
1,600	WYNN RESORTS LTD.	32,322	157,872
9,016	YUM! BRANDS, INC.	78,831	812,161
		38,876,477	76,053,423	14.44%
Consumer Staples:
36,994	ALTRIA GROUP, INC.	544,111	1,809,377
20,495	ARCHER-DANIELS-MIDLAND CO.	647,779	988,269
2,916	BROWN-FORMAN CORP., CLASS B	57,343	292,125
2,500	BUNGE LTD.	132,072	219,500
4,000	CHURCH & DWIGHT CO., INC.	100,310	324,520
3,000	CLOROX (THE) CO.	154,515	312,060
64,481	COCA-COLA (THE) CO.	991,395	2,529,590
14,780	COLGATE-PALMOLIVE CO.	422,681	966,760
1,900	CONAGRA FOODS, INC.	33,609	83,068
4,600	CONSTELLATION BRANDS, INC., CLASS A	63,227	533,692
9,210	COSTCO WHOLESALE CORP.	443,708	1,243,903
4,100	COTY, INC., CLASS A(b)	80,504	131,077
470	CRIMSON WINE GROUP LTD.(b)	2,671	4,395
23,319	CVS HEALTH CORP.	1,561,369	2,445,697
13,330	DIAGEO PLC ADR(c)(d)	963,286	1,546,813
24,111	DR. PEPPER SNAPPLE GROUP, INC.	1,551,889	1,757,692
1,997	ENERGIZER HOLDINGS, INC.	233,419	262,705
3,734	ESTEE LAUDER (THE) COS., INC., CLASS A	70,943	323,588
2,700	FLOWERS FOODS, INC.	25,434	57,105
12,400	GENERAL MILLS, INC.	277,055	690,928
3,300	HERBALIFE LTD.(b)	45,262	181,797
1,642	HERSHEY (THE) CO.	60,568	145,859
2,400	HORMEL FOODS CORP.	43,206	135,288
4,400	INGREDION, INC.	269,819	351,164
1,600	JM SMUCKER (THE) CO.	64,617	173,456
5,800	KEURIG GREEN MOUNTAIN, INC.	122,296	444,454
1,550	KIMBERLY-CLARK CORP.	69,760	164,253
115,754	KONINKLIJKE AHOLD N.V. ADR(c)(d)	2,154,395	2,184,278
7,279	KRAFT FOODS GROUP, INC.	89,966	619,734
22,596	KROGER (THE) CO.	894,055	1,638,436
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	56,665
2,200	MEAD JOHNSON NUTRITION CO.	103,422	198,484
13,718	MOLSON COORS BREWING CO., CLASS B	1,009,668	957,654
22,838	MONDELEZ INTERNATIONAL, INC., CLASS A	194,577	939,555
2,900	MONSTER BEVERAGE CORP.(b)	253,105	388,658
32,191	PEPSICO, INC.	1,581,351	3,004,708
30,132	PHILIP MORRIS INTERNATIONAL, INC.	261,758	2,415,682
9,700	PILGRIM’S PRIDE CORP.	253,266	222,809
6,000	PINNACLE FOODS, INC.	219,854	273,240
200	POST HOLDINGS, INC.(b)	4,616	10,786
39,860	PROCTER & GAMBLE (THE) CO.	676,015	3,118,646
4,548	REYNOLDS AMERICAN, INC.	140,942	339,566
11,200	RITE AID CORP.(b)	82,319	93,520
22	SEABOARD CORP.(b)	87,109	79,178
1,900	SPECTRUM BRANDS HOLDINGS, INC.	176,648	193,781
8,000	SYSCO CORP.	124,113	288,800
9,910	TYSON FOODS, INC., CLASS A	207,429	422,463
18,415	UNILEVER N.V. (REGISTERED)(c)	553,643	770,484
20,150	WALGREENS BOOTS ALLIANCE, INC.	231,445	1,701,466
18,743	WAL-MART STORES, INC.	888,542	1,329,441
8,800	WHOLE FOODS MARKET, INC.	116,393	347,072
		19,359,092	39,714,241	7.54%
Energy:
9,446	ANADARKO PETROLEUM CORP.	319,802	737,355
4,700	BAKER HUGHES, INC.	200,906	289,990
3,000	CABOT OIL & GAS CORP.	64,915	94,620
48,260	CALIFORNIA RESOURCES CORP.	311,454	291,490
41,033	CAMERON INTERNATIONAL CORP.(b)	1,807,296	2,148,898

See accompanying notes to the financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
4,500	CHESAPEAKE ENERGY CORP.	$41,288	50,265
33,195	CHEVRON CORP.	1,449,959	3,202,322
400	CIMAREX ENERGY CO.	24,076	44,124
1,628	CNOOC LTD. ADR(c)(d)	218,459	231,046
7,200	COBALT INTERNATIONAL ENERGY, INC.(b)	63,000	69,912
1,700	CONCHO RESOURCES, INC.(b)	49,632	193,562
25,444	CONOCOPHILLIPS	460,670	1,562,516
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	84,780
4,700	CVR ENERGY, INC.	185,803	176,908
2,800	DEVON ENERGY CORP.	148,196	166,572
3,000	DRESSER-RAND GROUP, INC.(b)	98,595	255,540
10,813	EOG RESOURCES, INC.	178,608	946,678
4,000	EQT CORP.	132,900	325,360
65,151	EXXON MOBIL CORP.	2,511,797	5,420,563
2,400	FMC TECHNOLOGIES, INC.(b)	33,690	99,576
321,191	GAZPROM OAO ADR(c)(d)	1,546,178	1,692,677
19,922	HALLIBURTON CO.	524,456	858,041
4,300	HELMERICH & PAYNE, INC.	118,381	302,806
18,455	HESS CORP.	1,095,418	1,234,270
4,000	HOLLYFRONTIER CORP.	52,098	170,760
7,412	KINDER MORGAN, INC.	67,014	284,547
96,514	MARATHON PETROLEUM CORP.	4,480,892	5,048,647
2,400	MURPHY OIL CORP.	27,663	99,768
12,750	NATIONAL OILWELL VARCO, INC.	391,808	615,570
7,000	NEWFIELD EXPLORATION CO.(b)	206,807	252,840
8,400	NOBLE ENERGY, INC.	158,332	358,512
28,440	OCCIDENTAL PETROLEUM CORP.	994,176	2,211,779
2,500	OCEANEERING INTERNATIONAL, INC.	66,222	116,475
2,000	ONEOK, INC.	27,592	78,960
13,372	PHILLIPS 66	156,993	1,077,248
3,200	PIONEER NATURAL RESOURCES CO.	48,507	443,808
69,490	PLAINS GP HOLDINGS L.P., CLASS A	1,698,538	1,795,622
1,200	RANGE RESOURCES CORP.	39,654	59,256
19,100	SCHLUMBERGER LTD.	491,561	1,646,229
7,200	SOUTHWESTERN ENERGY CO.(b)	107,060	163,656
10,954	SPECTRA ENERGY CORP.	155,906	357,100
5,635	TESORO CORP.	407,677	475,650
69,803	VALERO ENERGY CORP.	3,244,435	4,369,668
2,800	WESTERN REFINING, INC.	108,949	122,136
2,600	WHITING PETROLEUM CORP.(b)	73,760	87,360
6,600	WILLIAMS (THE) COS., INC.	139,909	378,774
		24,751,797	40,694,236	7.73%
Financials:
2,400	ACE LTD.(c)	127,149	244,032
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,653	240,460
29,455	AFLAC, INC.	1,453,847	1,832,101
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	110,368	183,666
3,416	ALLEGHANY CORP.(b)	940,988	1,601,284
8,100	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	86,629	350,082
66,670	ALLSTATE (THE) CORP.	4,416,947	4,324,883
800	AMERICAN CAMPUS COMMUNITIES, INC.	28,673	30,152
31,803	AMERICAN EXPRESS CO.	1,663,555	2,471,729
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	318,696
3,700	AMERICAN HOMES 4 RENT, CLASS A	60,162	59,348
25,276	AMERICAN INTERNATIONAL GROUP, INC.	777,894	1,562,562
900	AMERICAN NATIONAL INSURANCE CO.	95,187	92,088
13,900	AMERICAN REALTY CAPITAL PROPERTIES, INC.	115,092	113,007
3,450	AMERICAN TOWER CORP.	159,151	321,850
7,291	AMERIPRISE FINANCIAL, INC.	438,838	910,865
4,500	AMTRUST FINANCIAL SERVICES, INC.	234,575	294,795
4,748	AON PLC(c)	110,582	473,281
5,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	119,782	207,842
6,100	ARCH CAPITAL GROUP LTD.(b)(c)	180,058	408,456
1,600	ARTHUR J GALLAGHER & CO.	34,040	75,680
4,900	ASSURANT, INC.	218,575	328,300
8,000	ASSURED GUARANTY LTD.(c)	202,042	191,920
734	AVALONBAY COMMUNITIES, INC.	31,138	117,345
900	AXIS CAPITAL HOLDINGS LTD.(c)	23,391	48,033

See accompanying notes to the financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
174,100	BANK OF AMERICA CORP.	$1,341,036	2,963,182
20,100	BANK OF NEW YORK MELLON (THE) CORP.	444,485	843,597
13,900	BB&T CORP.	306,415	560,309
37,905	BERKSHIRE HATHAWAY, INC., CLASS B(b)	3,918,048	5,159,249
2,500	BIOMED REALTY TRUST, INC.	44,395	48,350
1,319	BLACKROCK, INC.	258,424	456,348
3,388	BOSTON PROPERTIES, INC.	171,468	410,083
7,900	BRANDYWINE REALTY TRUST	100,400	104,912
900	CAMDEN PROPERTY TRUST	24,065	66,852
14,647	CAPITAL ONE FINANCIAL CORP.	505,517	1,288,497
7,600	CBRE GROUP, INC., CLASS A(b)	222,808	281,200
21,400	CHARLES SCHWAB (THE) CORP.	186,608	698,710
3,540	CHIMERA INVESTMENT CORP.	32,435	48,533
4,600	CHUBB (THE) CORP.	276,362	437,644
5,172	CIT GROUP, INC.	213,529	240,446
48,494	CITIGROUP, INC.	1,808,379	2,678,808
2,000	CITY NATIONAL CORP.	75,538	180,780
1,365	CME GROUP, INC.	50,304	127,027
1,100	CNA FINANCIAL CORP.	25,102	42,031
4,900	CNO FINANCIAL GROUP, INC.	81,171	89,915
4,800	CORPORATE OFFICE PROPERTIES TRUST	105,517	112,992
2,645	CORRECTIONS CORP. OF AMERICA	49,470	87,497
500	CREDIT ACCEPTANCE CORP.(b)	86,421	123,090
4,600	CROWN CASTLE INTERNATIONAL CORP.	194,396	369,380
8,500	DDR CORP.	109,627	131,410
800	DIGITAL REALTY TRUST, INC.	38,149	53,344
21,287	DISCOVER FINANCIAL SERVICES	517,665	1,226,557
5,200	DOUGLAS EMMETT, INC.	56,241	140,088
1,700	DUKE REALTY CORP.	28,453	31,569
6,000	E*TRADE FINANCIAL CORP.(b)	48,576	179,700
1,100	EAST WEST BANCORP, INC.	25,190	49,302
900	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	25,106	59,130
18,980	EPR PROPERTIES	1,099,326	1,039,724
921	EQUINIX, INC.	74,468	233,934
14,000	EQUITY COMMONWEALTH(b)	364,140	359,380
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,920	42,064
8,216	EQUITY RESIDENTIAL	331,618	576,517
875	ESSEX PROPERTY TRUST, INC.	105,181	185,937
14,345	EVEREST RE GROUP LTD.(c)	2,542,440	2,610,933
900	FEDERAL REALTY INVESTMENT TRUST	48,326	115,281
25,300	FIFTH THIRD BANCORP	220,963	526,746
6,400	FIRST AMERICAN FINANCIAL CORP.	222,918	238,144
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	105,216
36,400	FIRST HORIZON NATIONAL CORP.	273,237	570,388
15,200	FIRST NIAGARA FINANCIAL GROUP, INC.	120,688	143,488
8,663	FNF GROUP	263,803	320,444
620	FNFV GROUP(b)	3,375	9,536
10,077	FRANKLIN RESOURCES, INC.	189,834	494,075
6,400	GENERAL GROWTH PROPERTIES, INC.	122,757	164,224
10,800	GENWORTH FINANCIAL, INC., CLASS A(b)	57,035	81,756
12,068	GOLDMAN SACHS GROUP (THE), INC.	1,374,183	2,519,678
2,600	GREENHILL & CO., INC.	78,832	107,458
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	222,090
22,640	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	849,591	941,145
1,000	HCC INSURANCE HOLDINGS, INC.	24,155	76,840
7,000	HCP, INC.	101,518	255,290
1,900	HEALTH CARE REIT, INC.	79,612	124,697
4,250	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	95,568	101,787
500	HOME PROPERTIES, INC.	30,360	36,525
2,900	HOSPITALITY PROPERTIES TRUST	49,578	83,578
16,122	HOST HOTELS & RESORTS, INC.	138,445	319,699
678	HOWARD HUGHES (THE) CORP.(b)	20,502	97,320
10,500	HUDSON CITY BANCORP, INC.	65,625	103,740
45,100	HUNTINGTON BANCSHARES, INC.	273,731	510,081
701	INTERCONTINENTAL EXCHANGE, INC.	89,127	156,751
11,400	INVESCO LTD.	176,068	427,386
1,334	IRON MOUNTAIN, INC.	28,528	41,354
38,200	JANUS CAPITAL GROUP, INC.	303,326	653,984

See accompanying notes to the financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
2,200	JONES LANG LASALLE, INC.	$277,845	376,200
80,293	JPMORGAN CHASE & CO.	2,752,755	5,440,654
11,700	KEYCORP	80,298	175,734
600	KILROY REALTY CORP.	31,433	40,290
8,201	KIMCO REALTY CORP.	94,153	184,850
4,200	LAMAR ADVERTISING CO., CLASS A	54,751	241,416
3,752	LEGG MASON, INC.	52,584	193,340
1,100	LIBERTY PROPERTY TRUST	23,496	35,442
5,900	LINCOLN NATIONAL CORP.	278,296	349,398
4,800	LOEWS CORP.	96,218	184,848
2,000	M&T BANK CORP.	145,114	249,860
5,123	MACERICH (THE) CO.	118,425	382,176
200	MARKEL CORP.(b)	67,789	160,136
4,778	MARSH & MCLENNAN COS., INC.	128,790	270,913
3,600	MCGRAW HILL FINANCIAL, INC.	84,305	361,620
4,600	MERCURY GENERAL CORP.	235,539	255,990
10,137	METLIFE, INC.	453,619	567,571
1,200	MID-AMERICA APARTMENT COMMUNITIES, INC.	78,061	87,372
12,501	MOODY’S CORP.	1,027,455	1,349,608
36,827	MORGAN STANLEY	865,476	1,428,519
3,900	MSCI, INC.	124,722	240,045
5,900	NASDAQ OMX GROUP (THE), INC.	240,309	287,979
24,000	NAVIENT CORP.	268,405	437,040
96,717	NEW RESIDENTIAL INVESTMENT CORP.	1,142,728	1,473,967
86,104	NEW SENIOR INVESTMENT GROUP, INC.	1,647,904	1,151,210
7,649	NEW YORK COMMUNITY BANCORP, INC.	86,776	140,589
1,402	NORTHERN TRUST CORP.	66,115	107,197
4,539	PACWEST BANCORP	65,912	212,244
1,800	PARTNERRE LTD.(c)	96,426	231,300
42,255	PHH CORP.(b)	936,039	1,099,898
4,385	PLUM CREEK TIMBER CO., INC.	105,969	177,899
13,797	PNC FINANCIAL SERVICES GROUP (THE), INC.	606,500	1,319,683
1,600	POPULAR, INC.(b)(c)	33,280	46,176
1,600	POST PROPERTIES, INC.	97,204	86,992
5,900	PRINCIPAL FINANCIAL GROUP, INC.	185,029	302,611
8,648	PROGRESSIVE (THE) CORP.	151,810	240,674
10,169	PROLOGIS, INC.	257,893	377,270
9,700	PRUDENTIAL FINANCIAL, INC.	352,452	848,944
2,061	PUBLIC STORAGE	206,053	379,987
8,600	RADIAN GROUP, INC.	144,577	161,336
2,000	RAYMOND JAMES FINANCIAL, INC.	109,748	119,160
6,972	RAYONIER, INC.	74,534	178,135
2,700	REALTY INCOME CORP.	57,833	119,853
3,900	REGENCY CENTERS CORP.	89,622	230,022
10,399	REGIONS FINANCIAL CORP.	46,450	107,734
2,600	REINSURANCE GROUP OF AMERICA, INC.	222,253	246,662
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	81,208
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	84,972	136,514
7,500	SEI INVESTMENTS CO.	108,537	367,725
1,500	SENIOR HOUSING PROPERTIES TRUST	22,692	26,325
400	SIGNATURE BANK(b)	29,712	58,556
3,595	SIMON PROPERTY GROUP, INC.	148,165	622,007
1,900	SL GREEN REALTY CORP.	58,204	208,791
12,600	SLM CORP.(b)	48,157	124,362
3,000	SPIRIT REALTY CAPITAL, INC.	26,378	29,010
4,800	STATE STREET CORP.	238,239	369,600
32,195	STONEGATE MORTGAGE CORP.(b)	541,489	324,204
6,000	STRATEGIC HOTELS & RESORTS, INC.(b)	80,164	72,720
13,034	SUNTRUST BANKS, INC.	347,413	560,723
3,657	SYNOVUS FINANCIAL CORP.	49,372	112,709
6,349	T ROWE PRICE GROUP, INC.	125,884	493,508
2,100	TAUBMAN CENTERS, INC.	57,085	145,950
12,000	TCF FINANCIAL CORP.	111,496	199,320
2,600	TFS FINANCIAL CORP.	25,038	43,732
5,400	TORCHMARK CORP.	95,047	314,388
37,390	TRAVELERS (THE) COS., INC.	3,299,072	3,614,117
4,100	UDR, INC.	65,319	131,323
56,044	UNUM GROUP	1,813,164	2,003,573

See accompanying notes to the financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
1,300	URBAN EDGE PROPERTIES	$18,730	27,027
17,885	US BANCORP	325,796	776,209
5,100	VALIDUS HOLDINGS LTD.(c)	188,678	224,349
1,800	VENTAS, INC.	73,053	111,762
2,600	VORNADO REALTY TRUST	179,922	246,818
1,100	VOYA FINANCIAL, INC.	29,348	51,117
2,900	WADDELL & REED FINANCIAL, INC., CLASS A	75,336	137,199
1,800	WASHINGTON FEDERAL, INC.	23,535	42,030
2,100	WEINGARTEN REALTY INVESTORS	30,002	68,649
112,549	WELLS FARGO & CO.	2,808,932	6,329,756
300	WHITE MOUNTAINS INSURANCE GROUP LTD.	194,754	196,482
1,797	WP GLIMCHER, INC.	9,413	24,313
6,006	WR BERKLEY CORP.	267,607	311,892
40,421	XL GROUP PLC(c)	1,357,470	1,503,661
3,000	ZIONS BANCORPORATION	56,955	95,205
		60,873,009	93,537,557	17.76%
Health Care:
12,735	ABBOTT LABORATORIES	208,212	625,034
33,823	ABBVIE, INC.	1,185,393	2,272,567
11,601	AETNA, INC.	798,151	1,478,663
5,600	AGILENT TECHNOLOGIES, INC.	158,209	216,048
2,800	AKORN, INC.(b)	121,856	122,248
4,200	ALERE, INC.(b)	77,812	221,550
4,100	ALEXION PHARMACEUTICALS, INC.(b)	254,253	741,157
10,939	ALLERGAN PLC(b)	1,857,727	3,319,549
11,395	AMERISOURCEBERGEN CORP.	553,224	1,211,744
21,534	AMGEN, INC.	908,479	3,305,900
16,308	ANTHEM, INC.	1,420,441	2,676,795
3,800	BAXTER INTERNATIONAL, INC.	196,259	265,734
8,550	BAYER A.G. ADR(c)(d)	538,876	1,205,422
6,826	BECTON DICKINSON AND CO.	752,232	966,903
5,433	BIOGEN, INC.(b)	140,328	2,194,606
900	BIOMARIN PHARMACEUTICAL, INC.(b)	45,432	123,102
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	580,560
23,000	BRISTOL-MYERS SQUIBB CO.	576,711	1,530,420
3,400	CARDINAL HEALTH, INC.	128,461	284,410
1,600	CATAMARAN CORP.(b)	51,333	97,728
15,496	CELGENE CORP.(b)	366,898	1,793,430
4,400	CENTENE CORP.(b)	252,959	353,760
3,600	CERNER CORP.(b)	40,604	248,616
12,611	CIGNA CORP.	1,034,407	2,042,982
3,879	COMMUNITY HEALTH SYSTEMS, INC.(b)	68,097	244,261
2,600	CR BARD, INC.	315,062	443,820
3,850	DAVITA HEALTHCARE PARTNERS, INC.(b)	97,977	305,959
3,700	DENTSPLY INTERNATIONAL, INC.	102,583	190,735
5,200	DEXCOM, INC.(b)	413,972	415,896
5,800	EDWARDS LIFESCIENCES CORP.(b)	389,590	826,094
15,100	ELI LILLY & CO.	801,210	1,260,699
4,200	ENDO INTERNATIONAL PLC(b)(c)	110,376	334,530
16,502	EXPRESS SCRIPTS HOLDING CO.(b)	241,921	1,467,688
38,398	GILEAD SCIENCES, INC.	1,263,678	4,495,638
12,465	GLAXOSMITHKLINE PLC ADR(c)(d)	556,559	519,167
193	HALYARD HEALTH, INC.(b)	3,014	7,816
8,614	HCA HOLDINGS, INC.(b)	594,223	781,462
5,200	HEALTH NET, INC.(b)	265,323	333,424
17,885	HEALTHSOUTH CORP.	321,156	823,783
1,900	HENRY SCHEIN, INC.(b)	86,167	270,028
18,710	HOLOGIC, INC.(b)	536,009	712,103
1,805	HOSPIRA, INC.(b)	47,736	160,122
6,100	HUMANA, INC.	370,875	1,166,808
3,800	IDEXX LABORATORIES, INC.(b)	138,619	243,732
2,700	ILLUMINA, INC.(b)	175,377	589,572
300	INTUITIVE SURGICAL, INC.(b)	112,800	145,350
59,129	JOHNSON & JOHNSON	2,743,780	5,762,712
2,800	JUNO THERAPEUTICS, INC.(b)	130,536	149,324
500	LABORATORY CORP. OF AMERICA HOLDINGS(b)	11,742	60,610
2,800	LIFEPOINT HEALTH, INC.(b)	189,626	243,460
5,700	MCKESSON CORP.	202,597	1,281,417

See accompanying notes to the financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
11,340	MEDTRONIC PLC(c)	$664,088	840,294
59,017	MERCK & CO., INC.	1,768,186	3,359,838
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	451,069
800	MYLAN N.V.(b)	14,816	54,288
16,180	NOVARTIS A.G. ADR(c)(d)	931,278	1,591,141
2,000	PAREXEL INTERNATIONAL CORP.(b)	122,787	128,620
1,600	PATTERSON COS., INC.	29,864	77,840
3,400	PERKINELMER, INC.	53,706	178,976
86,962	PFIZER, INC.	729,972	2,915,836
2,000	QUEST DIAGNOSTICS, INC.	109,108	145,040
3,300	QUINTILES TRANSNATIONAL HOLDINGS, INC.(b)	199,165	239,613
900	REGENERON PHARMACEUTICALS, INC.(b)	135,034	459,117
4,000	RESMED, INC.	81,990	225,480
900	SIRONA DENTAL SYSTEMS, INC.(b)	38,745	90,378
4,539	ST. JUDE MEDICAL, INC.	114,088	331,665
2,600	STERIS CORP.	173,731	167,544
4,700	STRYKER CORP.	18,139	449,179
13,625	TELEFLEX, INC.	695,048	1,845,506
6,700	THERMO FISHER SCIENTIFIC, INC.	138,728	869,392
1,400	UNITED THERAPEUTICS CORP.(b)	197,621	243,530
30,074	UNITEDHEALTH GROUP, INC.	1,711,461	3,669,028
3,936	UNIVERSAL HEALTH SERVICES, INC., CLASS B	239,148	559,306
10,920	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	307,084	2,425,878
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	173,242	396,351
2,100	VCA, INC.(b)	111,194	114,250
12,100	VEEVA SYSTEMS, INC., CLASS A(b)	344,971	339,163
3,000	VERTEX PHARMACEUTICALS, INC.(b)	74,805	370,440
2,600	WATERS CORP.(b)	60,997	333,788
5,374	ZIMMER BIOMET HOLDINGS, INC.	371,831	587,002
		31,843,199	74,574,690	14.16%
Industrials:
9,663	3M CO.	754,679	1,491,001
923	ACCO BRANDS CORP.(b)	3,137	7,172
5,250	ADT (THE) CORP.	122,682	176,243
47,050	AIR LEASE CORP.	1,091,631	1,594,995
4,300	ALASKA AIR GROUP, INC.	287,293	277,049
1,533	ALLEGION PLC(c)	40,913	92,195
400	AMERCO	120,202	130,764
1,298	AMERICAN AIRLINES GROUP, INC.	64,341	51,836
5,175	AMETEK, INC.	73,220	283,486
3,300	AVIS BUDGET GROUP, INC.(b)	198,962	145,464
1,700	B/E AEROSPACE, INC.	34,478	93,330
24,480	BOEING (THE) CO.	1,010,551	3,395,866
8,674	CANADIAN NATIONAL RAILWAY CO.(c)	600,429	500,923
2,200	CARLISLE COS., INC.	45,116	220,264
19,063	CATERPILLAR, INC.	957,925	1,616,924
7,402	CINTAS CORP.	596,997	626,135
2,027	CON-WAY, INC.	44,529	77,776
800	COPA HOLDINGS S.A., CLASS A(c)	32,619	66,072
3,948	CRANE CO.	66,572	231,866
34,000	CSX CORP.	309,239	1,110,100
5,400	CUMMINS, INC.	294,414	708,426
2,400	CURTISS-WRIGHT CORP.	167,857	173,856
11,163	DANAHER CORP.	255,642	955,441
7,300	DEERE & CO.	199,160	708,465
19,300	DELTA AIR LINES, INC.	533,792	792,844
3,400	DELUXE CORP.	227,260	210,800
860	DONALDSON CO., INC.	18,762	30,788
2,125	DOVER CORP.	61,065	149,133
1,987	DUN & BRADSTREET (THE) CORP.	49,383	242,414
8,384	EATON CORP. PLC	126,795	565,836
15,500	EMERSON ELECTRIC CO.	422,332	859,165
700	ESTERLINE TECHNOLOGIES CORP.(b)	80,375	66,738
900	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	26,150	41,495
1,300	FASTENAL CO.	20,267	54,834
13,888	FEDEX CORP.	1,379,800	2,366,515
1,950	FLUOR CORP.	26,013	103,370
4,300	FORTUNE BRANDS HOME & SECURITY, INC.	33,889	197,026

See accompanying notes to the financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
3,300	GATX CORP.	$136,605	175,395
16,902	GENERAL DYNAMICS CORP.	2,139,962	2,394,844
111,400	GENERAL ELECTRIC CO.	1,703,138	2,959,898
6,600	HERTZ GLOBAL HOLDINGS, INC.(b)	37,676	119,592
9,188	HONEYWELL INTERNATIONAL, INC.	279,204	936,900
1,200	HUBBELL, INC., CLASS B	43,310	129,936
2,510	HUNTINGTON INGALLS INDUSTRIES, INC.	245,617	282,601
2,500	IDEX CORP.	58,237	196,450
700	IHS, INC., CLASS A(b)	30,839	90,041
23,982	ILLINOIS TOOL WORKS, INC.	1,965,833	2,201,308
3,700	INGERSOLL-RAND PLC	122,122	249,454
800	ITT CORP.	8,681	33,472
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	59,630
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	172,389
15,500	JETBLUE AIRWAYS CORP.(b)	95,281	321,780
2,900	KANSAS CITY SOUTHERN	46,328	264,480
850	KLX, INC.(b)	13,147	37,511
2,000	L-3 COMMUNICATIONS HOLDINGS, INC.	164,286	226,760
3,100	LANDSTAR SYSTEM, INC.	165,448	207,297
900	LENNOX INTERNATIONAL, INC.	26,811	96,921
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	85,246
5,245	LOCKHEED MARTIN CORP.	560,527	975,046
2,200	MACQUARIE INFRASTRUCTURE CORP.	162,544	181,786
4,800	MANITOWOC (THE) CO., INC.	47,568	94,080
2,475	MANPOWERGROUP, INC.	81,957	221,215
13,200	MASCO CORP.	97,548	352,044
2,200	NAVISTAR INTERNATIONAL CORP.(b)	47,586	49,786
2,000	NIELSEN N.V.	61,200	89,540
700	NORDSON CORP.	29,470	54,523
6,472	NORFOLK SOUTHERN CORP.	281,827	565,394
17,346	NORTHROP GRUMMAN CORP.	2,359,564	2,751,596
2,180	NOW, INC.(b)	21,218	43,404
6,300	OSHKOSH CORP.	109,053	266,994
1,100	OWENS CORNING	22,578	45,375
8,389	PACCAR, INC.	91,278	535,302
2,200	PALL CORP.	55,214	273,790
2,850	PARKER-HANNIFIN CORP.	123,853	331,540
2,519	PENTAIR PLC(c)	73,408	173,181
8,500	PITNEY BOWES, INC.	191,635	176,885
2,000	PRECISION CASTPARTS CORP.	118,921	399,740
4,100	QUANTA SERVICES, INC.(b)	52,131	118,162
3,900	RAYTHEON CO.	151,724	373,152
8,472	REPUBLIC SERVICES, INC.	326,463	331,848
3,400	ROBERT HALF INTERNATIONAL, INC.	207,710	188,700
5,250	ROCKWELL AUTOMATION, INC.	73,987	654,360
5,214	ROCKWELL COLLINS, INC.	154,727	481,513
300	ROPER TECHNOLOGIES, INC.	19,526	51,738
2,800	RR DONNELLEY & SONS CO.	25,228	48,804
2,200	RYDER SYSTEM, INC.	75,226	192,214
4,685	SNAP-ON, INC.	544,847	746,086
2,700	SOLARCITY CORP.(b)	98,496	144,585
34,779	SOUTHWEST AIRLINES CO.	897,798	1,150,837
5,900	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	238,478	325,149
1,500	SPIRIT AIRLINES, INC.(b)	115,737	93,150
300	SPX CORP.	11,766	21,717
5,057	STANLEY BLACK & DECKER, INC.	311,623	532,199
2,000	STERICYCLE, INC.(b)	95,283	267,820
800	TELEDYNE TECHNOLOGIES, INC.(b)	78,490	84,408
1,700	TEREX CORP.	31,637	39,525
4,500	TEXTRON, INC.	174,599	200,835
2,200	TIMKEN (THE) CO.	87,525	80,454
1,000	TOWERS WATSON & CO., CLASS A	56,220	125,800
4,900	TRINITY INDUSTRIES, INC.	136,243	129,507
16,980	TRIUMPH GROUP, INC.	1,182,743	1,120,510
10,500	TYCO INTERNATIONAL PLC	190,755	404,040
29,981	UNION PACIFIC CORP.	2,022,494	2,859,288
9,328	UNITED CONTINENTAL HOLDINGS, INC.(b)	423,444	494,477
6,340	UNITED PARCEL SERVICE, INC., CLASS B	318,903	614,409

See accompanying notes to the financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
2,500	UNITED RENTALS, INC.(b)	$222,938	219,050
16,850	UNITED TECHNOLOGIES CORP.	637,288	1,869,170
2,000	USG CORP.(b)	12,350	55,580
500	VERISK ANALYTICS, INC.(b)	25,120	36,380
180	VERITIV CORP.(b)	1,653	6,563
2,966	WABCO HOLDINGS, INC.(b)	129,705	366,954
1,400	WABTEC CORP.	25,603	131,936
1,650	WASTE CONNECTIONS, INC.	29,915	77,748
8,650	WASTE MANAGEMENT, INC.	135,675	400,927
1,700	WW GRAINGER, INC.	74,317	402,305
1,600	XYLEM, INC.	30,618	59,312
		31,726,143	54,740,945	10.39%
Information Technology:
5,600	ACCENTURE PLC, CLASS A(c)	230,959	541,968
19,200	ACTIVISION BLIZZARD, INC.	281,280	464,832
7,524	ADOBE SYSTEMS, INC.(b)	128,931	609,519
4,600	AKAMAI TECHNOLOGIES, INC.(b)	124,459	321,172
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	467,104
5,000	ALTERA CORP.	94,155	256,000
4,700	AMDOCS LTD.	231,646	256,573
8,600	ANALOG DEVICES, INC.	120,368	551,991
1,300	ANSYS, INC.(b)	34,888	118,612
133,572	APPLE, INC.	4,699,576	16,753,268
25,800	APPLIED MATERIALS, INC.	453,813	495,876
7,600	ARRIS GROUP, INC.(b)	203,338	232,560
700	ARROW ELECTRONICS, INC.(b)	18,814	39,060
2,386	AUTODESK, INC.(b)	55,907	119,479
7,421	AUTOMATIC DATA PROCESSING, INC.	405,666	595,387
262	BLACKHAWK NETWORK HOLDINGS, INC.(b)	6,196	10,794
8,300	BOOZ ALLEN HAMILTON HOLDING CORP.	242,196	209,492
9,791	BROADCOM CORP., CLASS A	141,439	504,139
2,180	BROADRIDGE FINANCIAL SOLUTIONS, INC.	33,318	109,022
20,300	BROCADE COMMUNICATIONS SYSTEMS, INC.	239,140	241,164
11,400	CADENCE DESIGN SYSTEMS, INC.(b)	154,632	224,124
1,500	CAVIUM, INC.(b)	86,579	103,215
2,022	CDK GLOBAL, INC.	30,504	109,146
6,100	CDW CORP.	214,484	209,108
102,794	CISCO SYSTEMS, INC.	194,050	2,822,723
4,234	CITRIX SYSTEMS, INC.(b)	47,866	297,057
12,600	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	95,625	769,734
8,400	COMMSCOPE HOLDING CO., INC.(b)	248,168	256,284
5,200	COMPUTER SCIENCES CORP.	294,528	341,328
6,700	CORELOGIC, INC.(b)	76,313	265,923
121,423	CORNING, INC.	2,553,178	2,395,676
2,700	CYPRESS SEMICONDUCTOR CORP.(b)	3,855	31,752
4,000	DOLBY LABORATORIES, INC., CLASS A	120,978	158,720
44,220	EBAY, INC.(b)	1,884,324	2,663,813
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	104,175
14,000	ELECTRONIC ARTS, INC.(b)	430,874	931,000
49,710	EMC CORP.	649,537	1,311,847
2,800	F5 NETWORKS, INC.(b)	196,245	336,980
31,100	FACEBOOK, INC., CLASS A(b)	1,163,355	2,667,291
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	482,164
9,000	FISERV, INC.(b)	191,792	745,470
2,600	FORTINET, INC.(b)	80,697	107,458
1,300	FREESCALE SEMICONDUCTOR LTD.(b)	14,326	51,961
7,107	FUJIFILM HOLDINGS CORP. ADR(c)(d)	240,323	253,862
1,900	GLOBAL PAYMENTS, INC.	113,707	196,555
7,500	GODADDY, INC., CLASS A(b)	221,625	211,425
5,841	GOOGLE, INC., CLASS A(b)	1,181,870	3,154,374
5,466	GOOGLE, INC., CLASS C(b)	1,112,498	2,845,108
5,000	HARRIS CORP.	189,845	384,550
52,219	HEWLETT-PACKARD CO.	1,365,038	1,567,092
1,800	IAC/INTERACTIVECORP	101,008	143,388
1,800	INFORMATICA CORP.(b)	54,045	87,246
131,704	INTEL CORP.	1,558,652	4,005,777
13,268	INTERNATIONAL BUSINESS MACHINES CORP.	1,183,340	2,158,173
5,000	INTUIT, INC.	103,285	503,850

See accompanying notes to the financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)

June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
4,900	JABIL CIRCUIT, INC.	$103,202	104,321
42,060	JUNIPER NETWORKS, INC.	944,242	1,092,298
2,800	KEYSIGHT TECHNOLOGIES, INC.(b)	63,035	87,332
5,000	KLA-TENCOR CORP.	236,819	281,050
1,062	KNOWLES CORP.(b)	12,542	19,222
8,300	LAM RESEARCH CORP.	394,770	675,205
5,400	LINEAR TECHNOLOGY CORP.	119,475	238,842
1,000	LINKEDIN CORP., CLASS A(b)	118,870	206,630
28,700	MARVELL TECHNOLOGY GROUP LTD.(c)	317,905	378,410
17,000	MASTERCARD, INC., CLASS A	182,282	1,589,160
4,400	MAXIM INTEGRATED PRODUCTS, INC.	76,114	152,130
4,200	MICROCHIP TECHNOLOGY, INC.	46,115	199,185
23,021	MICRON TECHNOLOGY, INC.(b)	375,789	433,716
164,086	MICROSOFT CORP.	2,429,517	7,244,397
7,428	MOTOROLA SOLUTIONS, INC.	173,254	425,922
11,615	NETAPP, INC.	425,557	366,569
4,800	NEUSTAR, INC., CLASS A(b)	79,848	140,208
22,100	NVIDIA CORP.	325,054	444,431
19,300	ON SEMICONDUCTOR CORP.(b)	199,220	225,617
84,505	ORACLE CORP.	775,107	3,405,551
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	489,160
3,666	PAYCHEX, INC.	10,315	171,862
2,400	PTC, INC.(b)	82,674	98,448
17,200	QUALCOMM, INC.	370,769	1,077,236
4,200	RED HAT, INC.(b)	61,669	318,906
7,600	SALESFORCE.COM, INC.(b)	86,711	529,188
8,000	SANDISK CORP.	261,577	465,760
27,215	SEAGATE TECHNOLOGY PLC	1,356,719	1,292,712
3,700	SERVICENOW, INC.(b)	139,416	274,947
3,500	SKYWORKS SOLUTIONS, INC.	288,121	364,350
1,800	SOLARWINDS, INC.(b)	88,425	83,034
23,919	SYMANTEC CORP.	314,649	556,117
4,400	SYNOPSYS, INC.(b)	172,415	222,860
4,500	TERADATA CORP.(b)	73,317	166,500
9,000	TERADYNE, INC.	122,880	173,610
26,111	TEXAS INSTRUMENTS, INC.	755,073	1,344,978
2,700	TOTAL SYSTEM SERVICES, INC.	60,453	112,779
5,000	TRIMBLE NAVIGATION LTD.(b)	38,163	117,300
3,900	VERIFONE SYSTEMS, INC.(b)	124,641	132,444
1,600	VERINT SYSTEMS, INC.(b)	88,776	97,192
900	VERISIGN, INC.(b)	40,779	55,548
23,200	VISA, INC., CLASS A	395,709	1,557,880
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	91,104
1,500	VMWARE, INC., CLASS A(b)	47,285	128,610
9,100	WESTERN DIGITAL CORP.	423,751	713,622
21,559	WESTERN UNION (THE) CO.	391,928	438,294
3,000	WORKDAY, INC., CLASS A(b)	180,280	229,170
128,361	XEROX CORP.	1,691,761	1,365,761
6,750	XILINX, INC.	47,180	298,080
20,640	YAHOO!, INC.(b)	228,331	810,946
2,700	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	232,759	299,835
		39,891,465	87,584,790	16.63%
Materials:
2,775	AIR PRODUCTS & CHEMICALS, INC.	126,374	379,703
400	AIRGAS, INC.	16,882	42,312
1,300	ALBEMARLE CORP.	29,152	71,851
12,000	ALCOA, INC.	198,656	133,800
1,600	ALLEGHENY TECHNOLOGIES, INC.	39,592	48,320
800	APTARGROUP, INC.	27,324	51,016
2,812	ASHLAND, INC.	202,817	342,783
700	AVERY DENNISON CORP.	25,347	42,658
18,036	BALL CORP.	1,036,751	1,265,225
3,000	BEMIS CO., INC.	66,889	135,030
2,300	BERRY PLASTICS GROUP, INC.(b)	79,339	74,520
2,100	CELANESE CORP., SERIES A	107,515	150,948
37,165	CF INDUSTRIES HOLDINGS, INC.	1,988,543	2,388,966
500	COMPASS MINERALS INTERNATIONAL, INC.	27,452	41,070
32,340	CROWN HOLDINGS, INC.(b)	963,321	1,711,109

See accompanying notes to the financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)

June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
1,400	CYTEC INDUSTRIES, INC.	$25,564	84,742
2,000	DOMTAR CORP.(c)	52,480	82,800
24,100	DOW CHEMICAL (THE) CO.	738,435	1,233,197
13,025	E.I. DU PONT DE NEMOURS & CO.	385,472	832,949
438	EAGLE MATERIALS, INC.	1,727	33,433
4,100	EASTMAN CHEMICAL CO.	137,430	335,462
3,991	ECOLAB, INC.	137,417	451,262
6,196	FREEPORT-MCMORAN, INC.	100,778	115,370
13,800	GRAPHIC PACKAGING HOLDING CO.	203,228	192,234
900	GREIF, INC., CLASS A	27,104	32,265
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	402,515
9,431	INTERNATIONAL PAPER CO.	115,495	448,821
42,975	LYONDELLBASELL INDUSTRIES N.V., CLASS A	3,591,562	4,448,772
700	MARTIN MARIETTA MATERIALS, INC.	27,965	99,057
2,875	MEADWESTVACO CORP.	27,016	135,671
10,115	MONSANTO CO.	47,604	1,078,158
46,251	MOSAIC (THE) CO.	2,163,659	2,166,859
5,844	NUCOR CORP.	99,313	257,545
72,145	OWENS-ILLINOIS, INC.(b)	1,785,952	1,655,006
4,500	PACKAGING CORP. OF AMERICA	213,913	281,205
7,972	PPG INDUSTRIES, INC.	180,558	914,548
6,450	PRAXAIR, INC.	258,706	771,098
2,324	RAYONIER ADVANCED MATERIALS, INC.	26,574	37,788
2,200	RELIANCE STEEL & ALUMINUM CO.	61,215	133,056
2,800	ROCK-TENN CO., CLASS A	160,462	168,560
2,000	ROYAL GOLD, INC.	95,049	123,180
6,500	RPM INTERNATIONAL, INC.	72,503	318,305
1,400	SEALED AIR CORP.	24,528	71,932
2,725	SHERWIN-WILLIAMS (THE) CO.	389,781	749,430
3,600	SONOCO PRODUCTS CO.	74,519	154,296
3,234	SOUTHERN COPPER CORP.(c)	38,445	95,112
16,600	STEEL DYNAMICS, INC.	237,025	343,869
1,273	SUNCOKE ENERGY, INC.	8,474	16,549
6,300	UNITED STATES STEEL CORP.	144,120	129,906
3,200	VALSPAR (THE) CORP.	68,240	261,824
4,158	VULCAN MATERIALS CO.	232,101	348,981
2,400	WESTLAKE CHEMICAL CORP.	149,920	164,616
		17,119,519	26,049,684	4.94%
Telecommunication Services:
109,091	AT&T, INC.	2,839,380	3,874,912
23,001	CENTURYLINK, INC.	909,392	675,769
39,389	FRONTIER COMMUNICATIONS CORP.	233,122	194,976
6,710	LEVEL 3 COMMUNICATIONS, INC.(b)	159,907	353,416
40,125	MOBILE TELESYSTEMS OJSC ADR(c)(d)	445,967	392,422
44,067	NIPPON TELEGRAPH & TELEPHONE CORP. ADR(c)(d)	1,318,505	1,599,191
1,922	PHILIPPINE LONG DISTANCE TELEPHONE CO. ADR(c)(d)	135,504	119,741
700	SBA COMMUNICATIONS CORP., CLASS A(b)	53,338	80,479
27,740	SPRINT CORP.(b)	103,117	126,494
5,435	TELEPHONE & DATA SYSTEMS, INC.	109,150	159,789
1,500	T-MOBILE US, INC.(b)	13,875	58,155
33,183	VERIZON COMMUNICATIONS, INC.	1,037,896	1,546,660
		7,359,153	9,182,004	1.74%
Utilities:
9,100	AES CORP.	96,005	120,666
5,900	AGL RESOURCES, INC.	214,721	274,704
1,000	ALLIANT ENERGY CORP.	24,835	57,720
4,000	AMEREN CORP.	114,624	150,720
14,700	AMERICAN ELECTRIC POWER CO., INC.	634,102	778,659
32,345	AMERICAN WATER WORKS CO., INC.	787,309	1,572,937
1,735	AQUA AMERICA, INC.	22,973	42,490
8,500	CALPINE CORP.(b)	56,652	152,915
5,800	CENTERPOINT ENERGY, INC.	66,308	110,374
13,300	CMS ENERGY CORP.	259,708	423,472
6,889	CONSOLIDATED EDISON, INC.	343,192	398,735
8,862	DOMINION RESOURCES, INC.	284,452	592,602
4,600	DTE ENERGY CO.	289,481	343,344

See accompanying notes to the financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)

June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
10,451	DUKE ENERGY CORP.	$369,386	738,050
12,625	EDISON INTERNATIONAL	460,805	701,697
6,264	ENTERGY CORP.	341,680	441,612
4,961	EVERSOURCE ENERGY	125,492	225,279
9,600	EXELON CORP.	350,193	301,632
2,800	GREAT PLAINS ENERGY, INC.	43,498	67,648
1,300	IDACORP, INC.	87,611	72,982
10,500	ITC HOLDINGS CORP.	154,844	337,890
1,500	NATIONAL FUEL GAS CO.	38,322	88,335
4,300	NEXTERA ENERGY, INC.	178,192	421,529
6,900	NISOURCE, INC.	111,901	314,571
9,383	NRG ENERGY, INC.	149,215	214,683
19,410	NRG YIELD, INC., CLASS A	369,479	426,826
19,410	NRG YIELD, INC., CLASS C	369,479	424,885
4,800	OGE ENERGY CORP.	43,344	137,136
500	ONE GAS, INC.	3,925	21,280
11,100	PG&E CORP.	382,654	545,010
3,500	PINNACLE WEST CAPITAL CORP.	148,582	199,115
1,700	PPL CORP.	35,744	50,099
6,400	PUBLIC SERVICE ENTERPRISE GROUP, INC.	274,037	251,392
6,000	SCANA CORP.	242,780	303,900
3,300	SEMPRA ENERGY	170,451	326,502
9,700	SOUTHERN (THE) CO.	207,277	406,430
212	TALEN ENERGY CORP.(b)	2,770	3,638
7,600	TECO ENERGY, INC.	90,842	134,216
9,850	UGI CORP.	246,882	339,333
1,600	VECTREN CORP.	77,182	61,568
4,820	WEC ENERGY GROUP, INC.	46,469	216,755
5,100	WESTAR ENERGY, INC.	184,168	174,522
8,825	XCEL ENERGY, INC.	193,224	283,989
		8,694,790	13,251,842	2.52%
	Sub-total Common Stocks:	280,494,644	515,383,412	97.85%
Master Limited Partnerships:
Energy:
58,615	CONE MIDSTREAM PARTNERS L.P.	1,564,739	1,037,486
43,215	ENTERPRISE PRODUCTS PARTNERS L.P.	892,329	1,291,696
20,135	MAGELLAN MIDSTREAM PARTNERS L.P.	558,900	1,477,506
30,795	VTTI ENERGY PARTNERS L.P.(c)	645,192	771,107
		3,661,160	4,577,795	0.87%
	Sub-total Master Limited Partnerships:	3,661,160	4,577,795	0.87%
Preferred Stocks:
Financials:
18,540	BANCO BRADESCO S.A. ADR(c)(d)	204,520	169,826
		204,520	169,826	0.03%
Telecommunication Services:
21,017	TELEFONICA BRASIL S.A. ADR(c)(d)	385,220	292,767
		385,220	292,767	0.06%
	Sub-total Preferred Stocks:	589,740	462,593	0.09%
Rights:
Consumer Staples:
1,600	CASA LEY (CONTINGENT VALUE RIGHTS)(b)	1,624	1,624

		1,624	1,624	0.00%
Financials:
1,600	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT VALUE RIGHTS)(b)	78	78
		78	78	0.00%
	Sub-total Rights:	1,702	1,702	0.00%

See accompanying notes to the financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)

June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Short-Term Investments:
7,018,888	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	$7,018,888	7,018,888
	Sub-total Short-Term Investments:	7,018,888	7,018,888	1.33%

	Grand total(f)	$291,766,134	527,444,390	100.14%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2015, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.74% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.29% of net assets as of June 30, 2015.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $10,357,430 with net sales of $3,338,542 during the six months ended June 30, 2015.
(f)	At June 30, 2015, the cost for Federal income tax purposes was $291,582,992. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$243,878,390
Gross unrealized depreciation	(8,016,992)
Net unrealized appreciation	$235,861,398

See accompanying notes to the financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Core Equity Fund (unaudited)

June 30, 2015

See accompanying notes to the financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
7,097	ARCTIC CAT, INC.	$214,903	235,691
265,197	BLACK DIAMOND, INC.(b)	2,254,033	2,450,420
48,900	BLOOMIN’ BRANDS, INC.	1,124,517	1,044,015
57,264	BRAVO BRIO RESTAURANT GROUP, INC.(b)	797,530	775,927
22,988	CARRIAGE SERVICES, INC.	417,803	548,954
4,924	CHUY’S HOLDINGS, INC.(b)	110,543	131,914
5,697	CSS INDUSTRIES, INC.	163,303	172,334
35,700	CST BRANDS, INC.	1,075,899	1,394,442
88,823	DANA HOLDING CORP.	2,049,510	1,827,977
144,500	DENNY’S CORP.(b)	558,365	1,677,645
57,877	DGSE COS., INC.(b)	119,826	25,854
46,900	EW SCRIPPS (THE) CO., CLASS A	820,223	1,071,665
55,100	FEDERAL-MOGUL HOLDINGS CORP.(b)	1,003,956	625,385
38,843	FTD COS., INC.(b)	1,250,600	1,094,984
14,873	HELEN OF TROY LTD.(b)(c)	1,156,601	1,449,969
40,000	HOUGHTON MIFFLIN HARCOURT CO.(b)	874,020	1,008,000
122,237	IROBOT CORP.(b)	3,916,255	3,896,916
85,266	JAMBA, INC.(b)	1,241,132	1,320,770
42,276	KATE SPADE & CO.(b)	1,358,844	910,625
158,165	LIFELOCK, INC.(b)	1,971,288	2,593,906
36,090	LITHIA MOTORS, INC., CLASS A	2,359,478	4,083,944
4,000	MARRIOTT VACATIONS WORLDWIDE CORP.	90,543	367,000
62,000	MEDIA GENERAL, INC.(b)	1,043,485	1,024,240
23,135	OUTERWALL, INC.	1,645,780	1,760,805
31,500	PENSKE AUTOMOTIVE GROUP, INC.	609,816	1,641,465
25,483	PEP BOYS-MANNY MOE & JACK (THE)(b)	232,078	312,676
16,187	PERRY ELLIS INTERNATIONAL, INC.(b)	376,839	384,765
72,610	PINNACLE ENTERTAINMENT, INC.(b)	1,594,482	2,706,901
22,613	ROCKY BRANDS, INC.	241,571	422,863
43,000	SALLY BEAUTY HOLDINGS, INC.(b)	366,257	1,357,940
9,005	SHILOH INDUSTRIES, INC.(b)	142,197	116,615
10,010	SHOE CARNIVAL, INC.	232,241	288,889
39,127	SHUTTERFLY, INC.(b)	1,785,792	1,870,662
30,700	STARZ, CLASS A(b)	573,102	1,372,904
29,602	SUMMER INFANT, INC.(b)	70,210	59,796
26,878	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	506,379	492,136
155,879	TILE SHOP HOLDINGS, INC.(b)	1,834,236	2,211,923
57,000	TIME, INC.	1,346,835	1,311,570
13,394	TRAVELCENTERS OF AMERICA LLC(b)	153,985	198,901
75,100	TRI POINTE HOMES, INC.(b)	1,269,144	1,149,030
12,136	UNIFI, INC.(b)	331,792	406,556
14,000	VAIL RESORTS, INC.	514,183	1,528,800
18,500	VISTA OUTDOOR, INC.(b)	815,537	830,650
48,802	VITAMIN SHOPPE, INC.(b)	1,970,322	1,818,851
18,758	WINNEBAGO INDUSTRIES, INC.	471,610	442,501
		43,057,045	52,419,776	15.43%
Consumer Staples:
36,441	CAL-MAINE FOODS, INC.	1,354,033	1,902,220
15,538	CASEY’S GENERAL STORES, INC.	1,080,070	1,487,608
26,857	DIAMOND FOODS, INC.(b)	722,620	842,773
56,350	FLOWERS FOODS, INC.	466,378	1,191,802
85,255	FRESH MARKET (THE), INC.(b)	3,049,924	2,740,096
18,919	JOHN B. SANFILIPPO & SON, INC.	722,533	981,896
10,307	LIBERATOR MEDICAL HOLDINGS, INC.	35,236	23,397
24,963	MEDIFAST, INC.(b)	743,602	806,804
26,839	PRIMO WATER CORP.(b)	84,842	153,519
71,376	S&W SEED CO.(b)	315,115	348,315
7,087	SENECA FOODS CORP., CLASS A(b)	154,404	196,806
11,677	SPARTANNASH CO.	254,983	379,970
30,990	SPECTRUM BRANDS HOLDINGS, INC.	1,113,701	3,160,670
		10,097,441	14,215,876	4.18%
Energy:
42,518	ALON USA ENERGY, INC.	586,968	803,590
25,500	BONANZA CREEK ENERGY, INC.(b)	667,662	465,375
37,735	CARRIZO OIL & GAS, INC.(b)	966,386	1,858,072

See accompanying notes to the financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
65,982	FORUM ENERGY TECHNOLOGIES, INC.(b)	$1,425,058	1,338,115
70,654	MEMORIAL RESOURCE DEVELOPMENT CORP.(b)	1,308,502	1,340,306
39,032	STEEL EXCEL, INC.(b)	1,032,572	811,866
135,752	SYNERGY RESOURCES CORP.(b)	1,499,033	1,551,645
		7,486,181	8,168,969	2.40%
Financials:
34,579	ALEXANDER & BALDWIN, INC.	1,365,258	1,362,413
56,100	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,154,324	1,513,578
40,016	AMERICAN NATIONAL BANKSHARES, INC.	872,621	952,781
31,671	AMTRUST FINANCIAL SERVICES, INC.	757,605	2,074,767
18,211	ASHFORD HOSPITALITY PRIME, INC.	287,363	273,529
192,480	ASHFORD HOSPITALITY TRUST, INC.	1,910,574	1,628,381
16,537	ATLAS FINANCIAL HOLDINGS, INC.(b)	206,712	327,929
38,900	BANCORPSOUTH, INC.	753,702	1,002,064
60,267	BANKUNITED, INC.	1,786,098	2,165,393
26,086	BERKSHIRE HILLS BANCORP, INC.	552,615	742,929
35,239	BLUE HILLS BANCORP, INC.(b)	462,995	493,346
24,649	BNC BANCORP	413,342	476,465
45,284	BROOKLINE BANCORP, INC.	374,494	511,256
15,105	BSB BANCORP, INC.(b)	236,123	333,972
25,056	CAMPUS CREST COMMUNITIES, INC.	199,796	138,810
39,799	CAPE BANCORP, INC.	369,192	376,499
21,300	CBOE HOLDINGS, INC.	501,811	1,218,786
62,602	CHESAPEAKE LODGING TRUST	1,023,950	1,908,109
36,254	CHEVIOT FINANCIAL CORP.	413,484	532,934
9,205	CHICOPEE BANCORP, INC.	148,166	151,790
12,224	CITIZENS & NORTHERN CORP.	240,204	251,203
15,097	CNB FINANCIAL CORP.	253,598	277,785
1,377	COMMUNITY BANKERS TRUST CORP.(b)	6,662	6,844
13,110	COMMUNITY TRUST BANCORP, INC.	426,154	457,146
22,957	CONNECTONE BANCORP, INC.	415,515	494,264
76,012	CORPORATE OFFICE PROPERTIES TRUST	2,130,258	1,789,322
109,147	COUSINS PROPERTIES, INC.	1,104,697	1,132,946
19,911	DONEGAL GROUP, INC., CLASS A	316,178	303,245
28,958	EMC INSURANCE GROUP, INC.	461,114	725,965
10,288	EVANS BANCORP, INC.	228,397	249,484
43,079	FARMERS NATIONAL BANC CORP.	300,914	355,402
25,385	FINANCIAL INSTITUTIONS, INC.	451,150	630,563
35,000	FIRST AMERICAN FINANCIAL CORP.	483,735	1,302,350
20,843	FIRST BANCORP	332,154	347,661
18,548	FIRST FINANCIAL CORP.	559,232	663,276
51,000	FIRSTMERIT CORP.	829,058	1,062,330
20,535	FLUSHING FINANCIAL CORP.	326,021	431,440
50,544	FORESTAR GROUP, INC.(b)	826,452	665,159
35,200	GAMING AND LEISURE PROPERTIES, INC.	1,250,070	1,290,432
9,356	GERMAN AMERICAN BANCORP, INC.	258,265	275,534
47,258	GETTY REALTY CORP.	844,697	773,141
40,834	GREAT WESTERN BANCORP, INC.	885,075	984,508
46,042	GUARANTY BANCORP	743,629	760,153
88,152	HANMI FINANCIAL CORP.	1,909,744	2,189,696
24,100	HANOVER INSURANCE GROUP (THE), INC.	1,337,061	1,784,123
61,633	HERITAGE COMMERCE CORP.	558,614	592,293
56,225	HERITAGE FINANCIAL CORP.	764,333	1,004,741
15,912	HERITAGE FINANCIAL GROUP, INC.	221,781	480,224
69,580	HERSHA HOSPITALITY TRUST	1,858,387	1,784,025
23,638	HORACE MANN EDUCATORS CORP.	480,878	859,950
18,100	IBERIABANK CORP.	853,747	1,234,963
131,283	INVESTORS BANCORP, INC.	721,524	1,614,781
7,838	KANSAS CITY LIFE INSURANCE CO.	307,791	358,275
80,263	KITE REALTY GROUP TRUST	2,016,697	1,964,036
13,592	LCNB CORP.	212,449	220,258
48,700	LEGACYTEXAS FINANCIAL GROUP, INC.	618,187	1,470,740
11,593	LNB BANCORP, INC.	205,811	214,470
30,888	MARCUS & MILLICHAP, INC.(b)	991,076	1,425,172
159,135	MEDICAL PROPERTIES TRUST, INC.	1,796,745	2,086,260
118,256	NATIONAL BANK HOLDINGS CORP., CLASS A	2,247,961	2,463,272
99,077	NEW MOUNTAIN FINANCE CORP.	1,496,484	1,435,626

See accompanying notes to the financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
23,306	NORTHWEST BANCSHARES, INC.	$280,943	298,783
115,359	ORITANI FINANCIAL CORP.	1,580,024	1,851,512
46,058	PACIFIC CONTINENTAL CORP.	520,591	623,165
34,696	PACIFIC MERCANTILE BANCORP(b)	219,067	263,343
56,990	PACWEST BANCORP	1,616,940	2,664,852
34,256	PARK STERLING CORP.	224,224	246,643
18,621	PEOPLES BANCORP, INC.	411,308	434,614
17,865	PEOPLE’S UTAH BANCORP(b)	259,042	303,348
54,152	PREFERRED APARTMENT COMMUNITIES, INC., CLASS A	394,492	538,812
72,700	PROVIDENT FINANCIAL SERVICES, INC.	1,313,447	1,380,573
10,622	QCR HOLDINGS, INC.	206,661	231,135
23,690	RYMAN HOSPITALITY PROPERTIES, INC.	476,390	1,258,176
50,200	SABRA HEALTH CARE REIT, INC.	935,812	1,292,148
4,971	SANDY SPRING BANCORP, INC.	115,606	139,089
29,297	SI FINANCIAL GROUP, INC.	292,666	341,017
111,700	SLM CORP.(b)	992,940	1,102,479
88,240	SPIRIT REALTY CAPITAL, INC.	649,021	853,281
13,525	STATE BANK FINANCIAL CORP.	214,643	293,493
32,927	STERLING BANCORP	316,856	484,027
25,851	STONEGATE BANK	711,431	766,999
34,800	SYNOVUS FINANCIAL CORP.	841,162	1,072,536
17,000	TEXAS CAPITAL BANCSHARES, INC.(b)	836,796	1,058,080
21,802	TOWNE BANK	217,748	355,155
18,666	TRICO BANCSHARES	454,329	448,917
23,400	UMB FINANCIAL CORP.	1,237,898	1,334,268
141,494	UMPQUA HOLDINGS CORP.	1,824,926	2,545,477
34,400	UNION BANKSHARES CORP.	802,320	799,456
74,541	UNITED FINANCIAL BANCORP, INC.	797,872	1,002,576
11,659	UNITED FIRE GROUP, INC.	308,798	381,949
34,098	UNIVEST CORP. OF PENNSYLVANIA	610,322	694,235
38,500	URBAN EDGE PROPERTIES	880,313	800,415
9,113	URSTADT BIDDLE PROPERTIES, INC., CLASS A	147,437	170,231
95,678	WALKER & DUNLOP, INC.(b)	1,350,900	2,558,430
27,800	WINTRUST FINANCIAL CORP.	1,006,799	1,483,964
37,000	XENIA HOTELS & RESORTS, INC.	865,241	804,380
		69,977,689	87,476,347	25.75%
Health Care:
84,451	ACCURAY, INC.(b)	630,834	569,200
19,314	ACETO CORP.	398,997	475,704
37,195	AIR METHODS CORP.(b)	1,587,989	1,537,641
5,619	ALBANY MOLECULAR RESEARCH, INC.(b)	93,364	113,616
87,585	ALERE, INC.(b)	2,977,437	4,620,109
12,405	AMN HEALTHCARE SERVICES, INC.(b)	158,995	391,874
22,378	ANALOGIC CORP.	1,661,709	1,765,624
2,454	ANIKA THERAPEUTICS, INC.(b)	83,249	81,056
12,508	BIO-REFERENCE LABORATORIES, INC.(b)	460,755	515,955
270,112	BIOSCRIP, INC.(b)	1,279,968	980,506
4,236	CROSS COUNTRY HEALTHCARE, INC.(b)	44,704	53,712
16,928	CRYOLIFE, INC.	161,766	190,948
21,229	CYNOSURE, INC., CLASS A(b)	524,482	819,015
69,877	EMERGENT BIOSOLUTIONS, INC.(b)	1,574,881	2,302,447
85,269	EXAMWORKS GROUP, INC.(b)	2,666,450	3,334,018
185,047	FLAMEL TECHNOLOGIES S.A. ADR(b)(c)(d)	2,626,951	3,921,146
68,807	GLOBUS MEDICAL, INC., CLASS A(b)	1,120,820	1,766,276
60,870	HEALTHSOUTH CORP.	1,728,087	2,803,672
6,578	HEALTHSTREAM, INC.(b)	175,357	200,103
142,564	HEALTHWAYS, INC.(b)	2,000,410	1,707,917
79,030	HMS HOLDINGS CORP.(b)	1,222,465	1,356,945
90,428	HORIZON PHARMA PLC(b)(c)	1,618,859	3,141,469
42,470	ICON PLC(b)(c)	1,930,150	2,858,231
21,231	IGI LABORATORIES, INC.(b)	174,457	133,755
2,856	LANDAUER, INC.	96,756	101,788
9,827	LEMAITRE VASCULAR, INC.	66,271	118,514
71,191	MEDASSETS, INC.(b)	1,371,689	1,570,473
110,649	MERGE HEALTHCARE, INC.(b)	371,915	531,115
7,073	MISONIX, INC.(b)	77,404	67,193
7,611	NATUS MEDICAL, INC.(b)	154,014	323,924
31,472	PAREXEL INTERNATIONAL CORP.(b)	1,745,307	2,023,964

See accompanying notes to the financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
32,589	PHARMERICA CORP.(b)	$637,688	1,085,214
37,829	PSYCHEMEDICS CORP.	457,785	561,004
3,530	SPAN-AMERICA MEDICAL SYSTEMS, INC.	64,206	65,023
11,458	SYMMETRY SURGICAL, INC.(b)	75,511	99,914
32,104	WEST PHARMACEUTICAL SERVICES, INC.	617,368	1,864,600
28,500	WRIGHT MEDICAL GROUP, INC.(b)	821,617	748,410
		33,460,667	44,802,075	13.19%
Industrials:
69,027	A.O. SMITH CORP.	1,545,368	4,968,563
76,099	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	1,298,248	1,568,400
35,200	AIR LEASE CORP.	776,980	1,193,280
6,701	ALLEGIANT TRAVEL CO.	688,200	1,191,974
80,960	API TECHNOLOGIES CORP.(b)	207,178	203,210
20,326	ASTRONICS CORP.(b)	917,569	1,440,910
16,037	AZZ, INC.	679,390	830,717
65,289	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	305,827	366,271
15,259	CELADON GROUP, INC.	322,551	315,556
35,575	CLARCOR, INC.	2,075,972	2,214,188
15,506	COMFORT SYSTEMS USA, INC.	183,441	355,863
5,984	COMMERCIAL VEHICLE GROUP, INC.(b)	40,592	43,145
87,159	ECHO GLOBAL LOGISTICS, INC.(b)	1,997,617	2,846,613
3,889	ENCORE WIRE CORP.	149,684	172,244
21,849	ENNIS, INC.	300,460	406,173
20,000	ENPRO INDUSTRIES, INC.	569,233	1,144,400
52,211	ESCO TECHNOLOGIES, INC.	1,869,952	1,953,214
29,700	FORTUNE BRANDS HOME & SECURITY, INC.	588,009	1,360,854
76,567	GENERAC HOLDINGS, INC.(b)	2,840,511	3,043,538
13,000	GENESEE & WYOMING, INC., CLASS A(b)	321,298	990,340
10,212	GIBRALTAR INDUSTRIES, INC.(b)	167,670	208,018
15,556	GRAHAM CORP.	335,771	318,742
40,300	HARSCO CORP.	1,056,914	664,950
41,700	HILLENBRAND, INC.	1,231,301	1,280,190
26,933	HURON CONSULTING GROUP, INC.(b)	1,649,328	1,887,734
32,400	ITT CORP.	644,275	1,355,616
24,755	JASON INDUSTRIES, INC.(b)	247,715	168,582
45,000	JOHN BEAN TECHNOLOGIES CORP.	604,564	1,691,550
19,000	LB FOSTER CO., CLASS A	424,937	657,590
56,863	LSI INDUSTRIES, INC.	463,395	531,100
7,383	NN, INC.	172,930	188,414
76,013	ON ASSIGNMENT, INC.(b)	2,258,033	2,985,791
42,902	QUANEX BUILDING PRODUCTS CORP.	818,296	919,390
27,436	REGAL BELOIT CORP.	1,749,477	1,991,579
75,012	REXNORD CORP.(b)	1,773,020	1,793,537
52,800	RITCHIE BROS. AUCTIONEERS, INC.(c)	1,177,398	1,474,176
41,571	SPARTON CORP.(b)	1,027,073	1,135,720
19,729	SPX CORP.	1,416,515	1,428,182
11,758	TELEDYNE TECHNOLOGIES, INC.(b)	371,490	1,240,587
59,927	TRIMAS CORP.(b)	1,810,148	1,773,839
26,110	TRIUMPH GROUP, INC.	1,660,916	1,722,999
56,038	VERSAR, INC.(b)	193,786	220,790
36,774	VIAD CORP.	915,387	996,943
37,849	WOODWARD, INC.	1,398,332	2,081,316
		41,246,751	55,326,788	16.28%
Information Technology:
13,778	ASURE SOFTWARE, INC.(b)	81,915	83,564
111,170	CALLIDUS SOFTWARE, INC.(b)	1,208,889	1,732,029
7,791	CHECKPOINT SYSTEMS, INC.	82,612	79,312
35,355	COGNEX CORP.	834,761	1,700,575
10,472	COMTECH TELECOMMUNICATIONS CORP.	336,698	304,212
72,262	COMVERSE, INC.(b)	1,708,187	1,451,021
23,200	DIEBOLD, INC.	786,024	812,000
38,768	DSP GROUP, INC.(b)	400,924	400,473
80,269	ELECTRONICS FOR IMAGING, INC.(b)	3,327,930	3,492,504
34,244	EPIQ SYSTEMS, INC.	568,241	578,039
50,125	EURONET WORLDWIDE, INC.(b)	2,072,292	3,092,712
15,412	EVOLVING SYSTEMS, INC.	124,355	138,092
30,980	EXAR CORP.(b)	203,637	302,984

See accompanying notes to the financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
80,600	FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC.(b)	$1,020,949	1,400,828
33,948	FARO TECHNOLOGIES, INC.(b)	1,543,339	1,585,372
68,934	FRANKLIN WIRELESS CORP.(b)	125,914	110,294
36,809	FREQUENCY ELECTRONICS, INC.(b)	361,015	415,205
86,511	GLOBALSCAPE, INC.	228,145	284,621
20,195	HACKETT GROUP (THE), INC.	73,661	271,219
24,567	HARMONIC, INC.(b)	134,871	167,793
69,470	INTERNAP CORP.(b)	552,696	642,597
33,519	INTEST CORP.(b)	126,414	146,143
44,377	IPG PHOTONICS CORP.(b)	2,621,186	3,779,811
30,550	ITERIS, INC.(b)	59,851	54,073
39,000	KNOWLES CORP.(b)	1,186,746	705,900
5,197	KVH INDUSTRIES, INC.(b)	46,594	69,900
24,613	LATTICE SEMICONDUCTOR CORP.(b)	151,919	144,971
44,627	LIONBRIDGE TECHNOLOGIES, INC.(b)	197,813	275,349
30,785	MARCHEX, INC., CLASS B	116,267	152,386
28,519	MATTSON TECHNOLOGY, INC.(b)	83,379	95,539
18,153	MAXLINEAR, INC., CLASS A(b)	132,519	219,651
27,795	MERCURY SYSTEMS, INC.(b)	315,089	406,919
84,859	METHODE ELECTRONICS, INC.	2,815,442	2,329,380
96,800	MITEL NETWORKS CORP.(b)(c)	970,698	854,744
76,177	MODUSLINK GLOBAL SOLUTIONS, INC.(b)	264,551	259,002
43,789	PC-TEL, INC.	336,059	314,405
59,434	PERFICIENT, INC.(b)	1,127,738	1,143,510
26,867	PLANET PAYMENT, INC.(b)	62,891	65,018
48,209	PLEXUS CORP.(b)	1,508,734	2,115,411
29,613	QUANTUM CORP.(b)	34,742	49,750
31,188	RADWARE LTD.(b)(c)	659,927	692,374
36,927	ROGERS CORP.(b)	2,296,603	2,442,352
13,060	SCIQUEST, INC.(b)	199,956	193,419
11,672	SELECTICA, INC.(b)	48,703	61,278
10,541	SERVICESOURCE INTERNATIONAL, INC.(b)	42,718	57,659
62,259	SHORETEL, INC.(b)	446,678	422,116
191,888	SUPPORT.COM, INC.(b)	703,666	270,562
23,576	SYKES ENTERPRISES, INC.(b)	376,022	571,718
45,439	SYNCHRONOSS TECHNOLOGIES, INC.(b)	1,789,750	2,077,925
48,918	SYNNEX CORP.	2,455,749	3,580,308
34,096	TELECOMMUNICATION SYSTEMS, INC., CLASS A(b)	109,713	112,858
38,194	UNISYS CORP.(b)	840,760	763,498
20,400	VERINT SYSTEMS, INC.(b)	720,670	1,239,198
12,000	WEX, INC.(b)	318,886	1,367,640
43,796	ZIX CORP.(b)	117,292	226,425
		39,062,780	46,306,638	13.63%
Materials:
40,302	A. SCHULMAN, INC.	1,378,235	1,762,003
49,882	BERRY PLASTICS GROUP, INC.(b)	1,152,597	1,616,177
49,600	CHEMTURA CORP.(b)	863,595	1,404,176
10,700	DELTIC TIMBER CORP.	504,016	723,748
84,309	FERRO CORP.(b)	546,360	1,414,705
38,181	HANDY & HARMAN LTD.(b)	723,171	1,322,972
3,381	INNOSPEC, INC.	113,043	152,280
11,600	KAISER ALUMINUM CORP.	883,670	963,728
46,800	KAPSTONE PAPER AND PACKAGING CORP.	1,313,978	1,082,016
25,860	KOPPERS HOLDINGS, INC.	497,442	639,259
3,801	NEENAH PAPER, INC.	107,136	224,107
22,756	OMNOVA SOLUTIONS, INC.(b)	197,081	170,443
56,456	POLYONE CORP.	1,986,803	2,211,382
744,578	RENTECH, INC.(b)	884,626	796,699
18,500	SENSIENT TECHNOLOGIES CORP.	1,007,928	1,264,290
3,929	SYNALLOY CORP.	53,596	53,827
13,650	TRECORA RESOURCES(b)	172,947	206,115
70,037	TRONOX LTD., CLASS A	1,664,383	1,024,641
		14,050,607	17,032,568	5.01%
Utilities:
47,411	ALLETE, INC.	1,895,862	2,199,396
4,210	DELTA NATURAL GAS CO., INC.	83,575	84,621
25,638	LACLEDE GROUP (THE), INC.	1,261,888	1,334,714

See accompanying notes to the financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
8,110	MIDDLESEX WATER CO.	$145,789	182,962
16,500	NORTHWESTERN CORP.	856,668	804,375
24,600	ONE GAS, INC.	880,972	1,046,976
18,302	PURE CYCLE CORP.(b)	101,991	95,170
1,546	SJW CORP.	46,144	47,447
28,400	SOUTH JERSEY INDUSTRIES, INC.	838,996	702,332
5,380	UNITIL CORP.	154,422	177,648
8,776	YORK WATER (THE) CO.	170,123	183,067
		6,436,430	6,858,708	2.02%
	Sub-total Common Stocks:	264,875,591	332,607,745	97.89%
Rights:
Health Care:
270,112	BIOSCRIP, INC.(b)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Short-Term Investments:
8,783,689	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(e)	8,783,689	8,783,689
	Sub-total Short-Term Investments:	8,783,689	8,783,689	2.58%
	Grand total(f)	$273,659,280	341,391,434	100.47%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2015, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.24% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 1.15% of net assets as of June 30, 2015.
(e)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $11,049,724 with net sales of $2,266,035 during the six months ended June 30, 2015.
(f)	At June 30, 2015, the cost for Federal income tax purposes was $273,905,750. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$76,077,370
Gross unrealized depreciation	(8,591,686)
Net unrealized appreciation	$67,485,684

See accompanying notes to the financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Small Companies Fund (unaudited)
June 30, 2015

See accompanying notes to the financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
227,600	BLACKROCK LNG-TM MUN ADV			$2,360,733	2,458,080
22,000	BLACKROCK MUN INCOMSCI BR			300,539	296,340
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,060,880
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	734,013
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	463,029
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	114,900
67,229	BLACKROCK MUNIYIELD INVES			854,076	966,753
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	727,465
86,800	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND II INC			1,045,017	1,082,396
61,179	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			801,516	813,681
51,700	BLACKROCK MUNIYIELD PENNS			729,423	694,331
101,896	BLACKROCK MUNIYIELD QUAL			1,307,244	1,283,890
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,628,990
24,027	BLACKROCK MUNIYIELD QUALITY FUND INC			331,620	359,444
193,098	DEUTSCHE MUNICIPAL INCOME			2,097,006	2,434,966
33,000	DREYFUS STRAT MUN COM USD			301,450	260,700
43,668	DREYFUS STRATEGIC MUNI BD			359,770	334,933
20,318	EATON VANCE CALI MUN BOND			225,304	242,800
178,050	INVESCO ADV MUN INC TR II			1,985,371	1,953,208
113,205	INVESCO MUNICIPAL OPP TR			1,410,252	1,381,101
66,122	INVESCO QUALITY MUNI INC			750,670	781,562
30,000	INVESCO TST. FOR INV. GRA			398,796	380,700
50,248	MANAGED DURATION INVESTME			635,196	665,786
39,100	MFC NUVEEN INSD MUN			588,519	532,151
15,963	NUVEEN MI QUALITY INCOME			214,604	211,510
52,779	NUVEEN PENN INV QUAL MUNI			723,141	694,044
30,200	NUVEEN PREMIER MUNI INC F			409,657	389,580
238,709	NUVEEN PREMIUM INC MUNI F			3,273,534	3,170,055
22,077	WESTERN ASSET MUNICIPAL P			276,995	331,376
Sub-total Closed-End Funds				26,684,818	27,448,664	5.45%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	2.02	1,142,066	1,837,253
1,200,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	1,174,646	1,186,104
735,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	735,000	766,715
420,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	4/1/2038	4.50	320,896	420,605
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,153,168	1,241,620
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	736,506	754,875
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	510,700
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)(e)	12/1/2010	5.40	350,000	96,250
830,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	830,000	883,626
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,026,426	1,133,580
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	1.89	380,857	752,790
831,075	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	810,122	922,394
1,000,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	986,530	1,006,040
2,130,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	2,101,765	2,322,339
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	489,880
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2045	5.75	495,033	482,690
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	521,311	550,235
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	512,909	599,110
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	491,523	495,240

See accompanying notes to the financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	$1,389,746	1,547,085
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	983,353	1,022,030
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,185,133	1,356,444
1,000,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	1,000,000	937,750
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,131,799	2,127,940
1,000,000	BIRMINGHAM AL BAPTIST MED CTRS SPL CARE FACS FING AUTH REVEN	11/15/2030	5.00	1,003,024	1,001,480
500,000	BOONE CNTY MO HOSP REVENUE	8/1/2028	5.75	507,023	561,265
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	722,094	795,337
500,000	BOYNTON BEACH FLA REV	6/1/2022	5.75	500,000	299,985
500,000	BOYNTON BEACH FLA REV	6/1/2027	6.25	500,000	299,985
500,000	BRAZOS CNTY TX HLTH FACS DEV CORP	1/1/2033	5.50	502,186	565,440
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,064,517	1,212,330
600,000	BURLINGTON CNTY NJ BRIDGE COMMISSION ECON DEV REVENUE	1/1/2038	5.63	603,805	616,380
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	0.89	390,000	310,054
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(e)	8/1/2012	4.65	124,028	1,233
351,527	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)(e)	11/1/2012	4.85	347,373	3,515
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	506,964	577,920
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	930,041	1,032,020
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	502,992	577,255
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	1.64	1,134,304	1,711,935
1,000,000	CALIFORNIA ST STWD CMNTYS DEV AUTH EDUCTNL FACS REVENUE	7/1/2030	5.15	837,952	1,005,390
700,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	700,000	792,029
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,446,872
400,000	CALIFORNIA STWD CMNTYS DEV AUTH REVENUE	11/1/2023	5.13	400,000	424,184
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	744,892
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	2.26	613,936	929,170
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	985,317	1,097,540
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,021,482	1,120,060
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,650	560,005
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,027,102	1,153,800
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	483,005	597,166
250,000	CHESTERFIELD CNTY VA INDL DEV AUTH MF REVENUE	7/1/2019	5.20	241,088	250,445
500,000	CHICAGO IL BRD OF EDU	12/1/2017	5.00	502,591	501,990
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,002,420	1,100,050

See accompanying notes to the financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
200,000	CITIZEN POTAWATOMI NATION OK SENIOR OBLG TAX REVENUE	9/1/2016	6.50	$200,000	200,364
460,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	457,278	483,787
1,500,000	CLOVIS CA UNIF SCH DIST(f)	8/1/2030	0.00	604,188	780,555
40,000	COLLIER CNTY FL HSG FIN AUTH MF HSG REVENUE	8/15/2015	5.25	39,850	40,137
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,213	882,202
1,000,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2020	6.50	1,000,000	1,001,390
650,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2022	5.25	650,000	649,955
750,000	COLLIER CNTY FLA INDL DEV AUTHCONTINUING CARE CMNTY REV(c)	5/15/2026	7.25	750,000	865,050
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,463,939	1,647,225
835,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	11/15/2028	6.75	835,000	982,352
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,042	1,094,920
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,142	1,066,760
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	987,844	1,160,900
315,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	315,000	336,010
80,000	COLORADO ST HSG & FIN AUTH	11/1/2029	5.50	80,000	82,638
370,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	370,000	376,793
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	1.86	605,185	826,020
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.75	1,000,000	1,035,470
870,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	4.63	865,909	898,240
20,000	CONNECTICUT ST HSG FIN AUTH	11/15/2041	5.00	20,000	20,739
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,497,825
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	1,000,000	1,009,210
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	955,730
2,485,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2042	4.15	2,485,000	2,513,329
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	4,574,500
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	1.35	730,112	1,291,844
637,000	CORTLAND IL SPL TAX REVENUE(e)	3/1/2017	5.50	633,881	127,400
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	506,702	542,805
515,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	507,767	516,725
500,000	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	511,192	524,190

See accompanying notes to the financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	$1,010,751	1,133,260
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,024,648	2,236,220
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,009,605	1,126,000
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,027,322	1,132,830
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	490,474	539,280
500,000	DECATUR IL	3/1/2034	5.00	517,758	540,865
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(f)	2/1/2029	0.00	477,495	499,400
305,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	305,000	319,149
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	495,079	509,810
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	545,590
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,033,880
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,044,000
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,038,020
3,000,000	DUBLIN CA UNIF SCH DIST(f)	8/1/2034	0.00	904,848	1,016,910
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,512,375
735,000	EAST POINT GA	2/1/2026	8.00	735,000	736,690
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,025,031	2,165,062
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,435	863,917
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,082,757	1,234,440
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	2.16	539,447	921,090
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	1.94	678,495	1,025,236
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,057,680
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	655,980	662,898
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	523,020
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(e)	3/1/2036	5.13	238,000	59,514
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,000	1,000,800
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,008,828	1,111,270
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(e)	5/1/2013	5.75	314,118	236,880
900,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	900,000	967,725
675,000	FLAGSTAFF AZ INDL DEV AUTH	7/1/2022	5.50	637,492	675,614
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	989,878	1,013,790
345,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	345,767	372,424
45,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2033	5.45	45,000	46,588
1,110,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	1,112,379	1,157,275
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.50	1,000,000	960,280
975,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	975,000	984,028

See accompanying notes to the financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	$1,250,000	1,446,962
750,000	FOSSIL RIDGE CO MET DIST #3	12/1/2044	5.00	786,186	781,740
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,056,951	1,063,830
1,145,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	1,002,599	1,087,693
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	982,618	1,130,520
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	509,009	563,440
1,586,920	GALVESTON COUNTY MUNICIPAL UTILITY DISTRICT	2/24/2016	5.49	1,586,920	1,190,158
500,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2031	5.13	496,020	551,065
355,000	GEORGIA ST ENVRNMNTL LOAN ACQUISITION CORP LOC GOVT LOAN SEC	2/15/2036	5.25	349,505	395,101
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,396,925
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,011,200
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	3.55	1,000,000	948,200
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,000,000	1,884,640
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,006,947	933,830
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,949,197	1,853,416
2,000,000	GLENDALE CA UNIF SCH DIST(f)	9/1/2028	0.00	882,537	1,097,240
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	1.91	906,175	1,147,485
1,000,000	HABITAT FL CDD CAPITAL IMPT REVENUE	5/1/2031	3.50	991,547	984,410
1,165,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,136,549	1,271,155
910,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2025	6.50	910,663	913,658
1,000,000	HAMMOND IN LOCAL PUBLIC IMPT BOND BANK SPL REVENUE	8/15/2030	6.50	1,000,365	1,003,640
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE(c)	8/15/2021	6.75	1,250,000	1,364,750
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	2.36	760,165	1,219,680
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	1.44	2,357,391	2,411,920
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	1.82	629,773	974,760
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	756,460	827,617
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,095,580
850,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	850,000	843,795
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,031,542	1,132,090
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	500,427	525,900

See accompanying notes to the financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	HILLSBORO OR HOSP FAC AUTH	10/1/2031	5.38	$1,000,000	1,011,220
61,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	63,046	61,164
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,544,615	1,683,645
500,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2021	6.00	500,000	501,665
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	803,115
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	741,764	795,525
105,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	7/1/2026	5.65	106,370	110,004
70,000	IDAHO ST HSG & FIN ASSN SF MTGE REVENUE	1/1/2040	5.50	70,000	72,742
1,000,000	ILLINOIS ST	2/1/2031	5.25	1,038,472	1,041,320
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	533,635
700,000	ILLINOIS ST COPS	7/1/2017	5.80	700,000	701,323
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	971,870
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	558,730
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	683,968	696,883
750,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2025	6.00	755,503	752,572
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	613,159	619,089
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	506,400	526,985
465,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	467,461	498,108
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,065,914	1,102,987
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	755,402	760,477
570,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	570,740	580,294
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	486,109	557,415
1,000,000	ILLINOIS ST FIN AUTH STUDENT HSG REVENUE	10/1/2024	6.00	991,235	1,117,810
600,000	ILLINOIS ST HSG DEV AUTH	7/1/2029	3.40	600,000	578,556
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,051,920
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,720	500,605
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,626,953	1,628,220
1,000,000	IMPERIAL CA CMNTY CLG DIST(b)	8/1/2040	0.84	994,607	1,210,410
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	491,996	557,300
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,061,073	3,450,090
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,077	533,980
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	986,738	1,129,280
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,057,988	1,059,180
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	547,510	546,410
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	986,852	1,102,180
575,000	INDIANA ST HLTH & EDUCTNL FACFING AUTH HOSP REVENUE	2/15/2030	5.25	444,194	585,195
6,014,472	INTERMEDIATE SCH DIST #287MN LEASE REVENUE	11/1/2032	5.30	5,800,513	6,116,899
2,000,000	JEFFERSON CA UNION HIGH SCH DIST SAN MATEO CNTY(f)	8/1/2031	0.00	676,469	629,760
280,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	291,464	290,881
105,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	110,152	109,921
390,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE	1/1/2016	6.20	387,606	395,772
1,090,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	1,090,000	1,144,391
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,041,380
500,000	KENTUCKY ST ECON DEV FIN AUTH MF HSG REVENUE	11/20/2035	5.38	500,000	518,085

See accompanying notes to the financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	$984,802	1,020,020
1,850,000	KERRVILLE TX HLTH FACS DEV CORP HOSP REVENUE	8/15/2035	5.45	1,821,875	1,854,606
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	826,012
500,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	500,000	565,690
2,325,000	KOYUKUK AK REVENUE	10/1/2023	7.00	2,271,536	2,628,087
1,175,000	KREMMLING CO MEMORIAL HOSP DIST COPS	12/1/2022	6.00	1,166,342	1,072,258
341,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	348,477	348,117
1,900,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,883,086	2,311,464
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	856,185
500,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2025	4.25	498,788	490,165
1,000,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,009,670
600,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2035	4.88	598,517	582,216
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,985,061	2,271,100
245,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.20	245,000	193,508
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	741,093	744,225
475,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	475,000	502,512
500,000	LEXINGTON VA INDL DEV AUTH RSDL CARE FAC REVENUE	1/1/2028	5.38	502,652	509,710
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(e)	1/1/2015	6.38	180,000	90,000
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	553,064	446,006
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(e)	1/1/2036	5.25	1,005,522	292,000
445,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2024	5.63	445,000	449,588
665,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2044	5.75	651,206	665,472
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,019,398	1,125,250
370,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	370,000	388,315
75,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	76,806	78,507
395,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	400,995	408,940
155,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	159,829	166,208
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,019,237	1,009,140
1,000,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	6/1/2030	5.00	1,018,242	1,017,400
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	746,997	826,995

See accompanying notes to the financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
460,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	0.88	$460,000	409,487
500,000	LOUISIANA ST PUBLIC FACS AUTHHOSP REVENUE	7/1/2035	5.00	550,360	538,750
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,395	536,430
1,485,000	LUZERNE CNTY PA	11/1/2026	7.00	1,541,506	1,753,948
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,031,187	1,131,480
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,022,442	1,090,040
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)(e)	5/1/2014	5.60	250,000	87,500
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2034	3.50	500,000	474,930
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	998,580
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2036	3.60	1,000,000	941,480
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,032,270
1,000,000	MAINE ST TECH CLG SYS COPS	1/1/2017	5.80	1,000,000	1,004,600
1,000,000	MALTA IL TAX INCR REVENUE(e)	12/30/2025	5.75	1,000,000	539,610
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,061	565,600
500,000	MANCHESTER NH HSG & REDEV AUTH REVENUE(f)	1/1/2020	0.00	396,006	391,965
452,000	MANHATTAN IL SPL SVC AREA SPL TAX(e)	3/1/2022	5.75	452,000	81,419
500,000	MANSFIELD OH	12/1/2024	6.00	514,594	566,320
800,000	MAPLE-STEEL ND JT WTR RESOURCE DIST	5/1/2030	4.00	800,000	800,224
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(f)	9/1/2041	0.00	102,222	60,393
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	376,865	309,437
750,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	770,491	754,582
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	627,937	937,882
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	500,000	532,560
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	522,175
466,000	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	512,686	32,620
930,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	918,905	1,016,034
1,475,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,475,000	1,578,501
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	1,000,000	1,059,610
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	1,000,000	1,044,220
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,057,530
885,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	885,000	918,701
3,295,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	3,295,000	3,154,501
160,000	MEAD NE TAX INCR REVENUE(e)	7/1/2012	5.13	160,000	1,600
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,044,643	1,045,310

See accompanying notes to the financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2020	8.00	$1,070,000	320,968
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	6/20/2036	10.00	855,000	25,633
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(e)	12/20/2040	7.50	1,830,000	1,097,890
2,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE(b)	10/1/2041	1.14	1,377,491	2,302,340
1,000,000	MET WASHINGTON DC ARPTS AUTH DULLES TOLL ROAD REVENUE	10/1/2053	5.00	1,034,658	1,030,470
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	487,391	575,345
1,000,000	MIAMI-DADE CNTY FL SPL OBLIG(f)	10/1/2038	0.00	300,617	283,190
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,312	748,560
2,500,000	MICHIGAN ST HOSP FIN AUTH	11/15/2025	5.25	2,320,581	2,504,250
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,537,929	1,772,520
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,049,540
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,852,738
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	1,000,000	962,660
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,015,395	1,155,720
610,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(g)	9/1/2016	6.00	609,153	396,494
360,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	360,000	179,986
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	503,090
126,172	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	126,359	127,316
340,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	340,000	357,129
685,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	685,000	713,133
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	975,465	1,122,330
85,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	89,015	89,400
145,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	145,000	152,663
947,585	MOBERLY MO INDL DEV AUTH(e)	9/1/2024	6.00	963,425	67,373
1,275,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,275,000	1,269,058
895,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	895,000	959,100
555,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	555,040	576,773
1,250,000	MONTERRA FL CDD SPL ASSMNT	5/1/2036	3.50	1,220,968	1,158,887
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYSCOMMN MFH & RECONSTR DEV REV	7/1/2039	3.88	1,000,000	976,300
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	530,160
2,000,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	2,000,000	1,970,400
750,000	MOON INDL DEV AUTH PA REVENUE	7/1/2030	5.63	740,648	739,920
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	476,592
200,000	MOUNT CARBON CO MET DIST REVENUE(e)	6/1/2043	8.00	-	1,000

See accompanying notes to the financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	$531,802	527,210
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,363	656,254
500,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	500,000	491,680
1,000,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	1,047,497	1,089,460
460,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	460,000	473,197
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,169,370
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	737,179	1,205,350
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,122,600
1,980,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,980,000	1,913,155
350,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	350,000	362,778
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	971,634	1,122,020
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	490,798	573,215
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,064,240
575,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	575,000	602,611
300,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	308,380	319,419
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	767,793	769,530
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,162,171	1,170,356
325,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	325,000	325,442
480,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH	6/1/2024	5.38	478,140	519,259
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	940,000	979,988
165,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	6.45	170,852	175,803
480,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	480,000	498,581
660,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	660,000	684,611
1,205,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,196,931	1,242,295
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	984,440
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,043,090
280,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	280,000	292,292
575,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	5.00	575,000	592,037
555,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	555,000	583,050
550,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	550,000	577,445
860,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	860,000	827,845
1,230,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,230,000	1,232,435
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	970,600

See accompanying notes to the financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	$1,000,000	1,009,230
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,211,020	2,214,100
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,421,955
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	529,410
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	4,925,750
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	716,280
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	4.85	2,000,000	2,108,160
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,366,640
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,465,000	1,479,811
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	469,070
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,500
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	7/1/2035	6.25	977,589	1,078,200
830,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	830,000	837,271
540,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2033	5.00	540,000	578,680
920,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2038	5.15	920,000	950,167
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	510,290
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,009,925	1,125,610
1,000,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2029	5.00	1,000,000	1,009,410
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	1.86	1,097,026	1,859,400
1,160,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,155,261	1,240,516
385,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	385,000	403,326
5,506,864	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(f)	9/1/2034	0.00	1,734,566	1,779,103
230,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	230,000	239,393
295,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	302,490	313,075
1,000,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2034	5.00	1,062,189	1,066,880
750,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2035	5.00	793,806	788,805
1,000,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	1,000,000	967,060
1,250,000	OREGON ST	12/1/2034	3.62	1,250,000	1,232,088
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	1,956,740
950,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	950,000	931,770
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2021	6.00	500,000	539,920
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	11/15/2022	5.38	939,878	1,104,790
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2023	6.25	500,000	544,870
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	566,535

See accompanying notes to the financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	$492,432	572,785
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	0.84	500,000	392,410
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2029	4.63	928,170	1,031,020
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,005,562	970,240
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	500,915
765,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	765,000	721,020
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2035	0.90	1,569,005	2,010,813
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	1.25	1,076,731	1,174,260
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,001,770
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(f)	12/1/2026	0.00	2,480,862	2,747,600
500,000	PHILADELPHIA PA AUTH FOR INDLDEV REVENUES	6/15/2023	6.13	500,000	543,385
1,250,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2024	5.75	1,241,239	1,359,788
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,536,130	2,744,175
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,080,964	1,085,380
170,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2016	6.00	170,171	173,342
185,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	185,000	194,794
45,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2021	6.70	45,000	45,356
705,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	6/1/2022	5.00	655,445	695,659
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,537	10,056
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(f)	9/1/2031	0.00	1,014,656	1,054,226
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,072,880	2,112,260
865,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	856,177	965,902
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,556,551	1,746,645
450,000	PUBLIC FIN AUTH WI EDUCTNL FAC REVENUE	9/1/2022	5.25	450,000	459,666
750,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	755,745	749,940
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	586,470
442,000	PUBLIC FIN AUTH WI REVENUE(f)	10/1/2042	0.00	496,839	69,230
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	567,534	513,058
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	1,245,306	1,298,275
1,000,000	PUERTO RICO CMWLTH	7/1/2028	6.00	991,038	639,980
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,417,695
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,022,750

See accompanying notes to the financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	$1,260,000	1,411,742
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2020	6.13	750,000	754,710
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,111	867,000
1,000,000	REDONDO BEACH CA UNIF SCH DIST(b)	8/1/2034	1.38	723,622	1,106,820
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	1.30	519,781	579,128
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,246	571,005
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	994,868	1,017,580
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	717,638
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,023,554	1,164,430
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,656,469	1,645,365
515,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	515,000	430,705
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	0.76	350,000	292,254
430,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	430,000	431,926
77,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	75,460	79,676
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	493,218	549,250
460,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2026	6.00	356,132	466,537
500,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2038	6.00	374,822	504,965
1,000,000	SAINT JOSEPH CNTY IN ECON DEV REVENUE	5/15/2039	6.25	1,007,809	1,025,280
416,006	SAINT JOSEPH CNTY IN HOSP AUTH HLTH FACS REVENUE(e)	2/15/2028	5.25	421,343	20,343
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	770,438	775,973
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	763,839	760,770
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	519,960
1,500,000	SAN GABRIEL CA UNIF SCH DIST(b)	8/1/2039	0.32	1,384,327	1,591,290
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,058,913	1,106,580
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	514,338	593,680
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,233,576	1,522,109
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,008,083	1,041,190
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,018,098	1,143,770
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	785,108	881,404
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	501,885	530,490
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	488,883	521,045
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2019	5.35	134,966	7,491

See accompanying notes to the financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	5.55	$556,863	31,213
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(e)	1/1/2029	6.00	-	1
475,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	475,000	499,315
245,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	240,391	256,993
390,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	386,092	413,868
135,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2032	5.50	135,000	139,323
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	357,976
228,572	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(f)	11/15/2047	0.00	225,329	21,881
152,775	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(f)	11/15/2047	0.00	145,583	14,625
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,070,466	1,088,450
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,481,164	1,641,318
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	544,035
238,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	200,741	200,967
1,000,000	SPRINGFIELD IL ELEC REVENUE	3/1/2035	5.00	1,008,629	1,022,290
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	969,374	940,210
155,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(e)	11/1/2010	5.50	155,000	110,050
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,110,152	1,108,760
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS(b)	12/1/2037	1.00	1,917,935	2,937,675
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,482,013	1,513,125
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,177,206	1,145,364
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,091,624	1,084,510
15,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	2/15/2016	7.25	15,000	15,046
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2035	5.00	783,958	779,513
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	799,578	785,963
1,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2039	3.55	1,000,000	922,250
1,000,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	1,000,000	995,920
1,435,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,435,000	1,354,554
440,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	440,000	459,782
2,000,000	TEXAS ST PRIV ACTIVITY BOND SURFACE TRANSPRTN CORP REVENUE	6/30/2033	7.50	2,037,324	2,440,440
1,000,000	TOBACCO SETTLEMENT AUTH WA TOBACCO SETTLEMENT REVENUE	6/1/2029	5.25	1,029,071	1,078,930

See accompanying notes to the financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
650,000	TOBACCO SETTLEMENT FING CORP LA REVENUE	5/15/2030	5.50	$676,681	728,806
360,257	TODD CREEK FARMS CO MET DIST #1 WTR & WSTWTR REVENUE(d)(e)	12/1/2009	4.75	356,355	223,359
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,584	1,289,587
105,000	TOLOMATO FL CDD(e)	5/1/2017	6.38	105,000	5,033
50,000	TOLOMATO FL CDD	5/1/2017	6.38	50,000	49,643
35,000	TOLOMATO FL CDD(b)	5/1/2039	1.39	23,229	25,673
140,000	TOLOMATO FL CDD(b)	5/1/2040	1.34	92,197	75,934
185,000	TOLOMATO FL CDD(b)	5/1/2040	1.37	121,809	114,021
115,000	TOLOMATO FL CDD(b)	5/1/2040	1.91	60,284	59,945
125,000	TOLOMATO FL CDD	5/1/2040	6.61	-	1
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	2.00	451,712	643,980
750,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2035	5.50	742,786	728,783
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	513,309	539,545
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	2.33	837,397	1,116,838
750,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	738,081	763,065
500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	7/15/2025	6.50	500,000	546,060
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,527,571	1,573,860
300,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2032	4.95	300,000	312,081
545,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	545,000	589,646
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	544,464
915,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	910,728	950,255
420,000	VIRGIN ISLANDS WTR & PWR AUTH WTR SYS REVENUE	7/1/2017	5.50	420,000	421,323
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,023,010
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,616,595
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,037,010
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,455,970
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,176,760
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,111,560
1,250,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,241,257	1,213,938
1,000,000	W CAMPUS HSG LLC AZ STUDENT HSG REVENUE	7/1/2025	5.00	904,608	1,000,120
1,000,000	WASHINGTON ST HLTH CARE FACS AUTH	3/1/2029	7.12	978,621	1,208,860
1,400,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	1,400,000	1,536,780
1,500,000	WASHINGTON ST HSG FIN COMMISSION	7/1/2030	3.50	1,500,000	1,469,085
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	484,120
1,075,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	1,066,556	1,087,051
2,300,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2027	5.63	2,177,799	2,308,349
305,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2039	0.87	281,633	254,837
5,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	5,552	5,008

See accompanying notes to the financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
700,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	$700,000	703,899
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	582,742	578,430
750,000	WESTMINSTER MD PROJ REVENUE	7/1/2034	6.00	750,000	793,808
685,000	WESTMONT IL PARK DIST(f)	12/1/2031	0.00	262,037	307,764
685,000	WESTMONT IL PARK DIST(f)	12/1/2033	0.00	226,920	268,027
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,401,165
750,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.12	739,862	846,945
750,000	WIREGRASS FL CDD CAPITAL IMPTREVENUE	5/1/2035	5.38	745,409	743,618
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,011,896	1,167,320
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/1/2026	5.50	1,030,746	1,027,580
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2029	5.00	1,000,000	1,008,770
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,016,436	1,136,820
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,447,472	1,408,355
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	12/1/2034	6.80	1,000,000	999,760
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,006,334	1,009,070
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,116,379	2,067,320
720,000	WSTRN GENERATION AGY OR COGENERATION PROJ REVENUE	1/1/2021	5.00	720,096	739,318
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,511	768,660
2,305,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	2,305,000	2,284,255
1,000,000	WYOMING ST CMNTY DEV AUTH HSGREVENUE	12/1/2039	4.05	1,000,000	995,360
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(e)	5/1/2013	5.25	355,352	139,785
	Sub-total Municipal Bonds:			444,326,677	460,142,639	91.31%
Short-Term Investments:
14,804,087	NORTHERN INSTITUTIONAL FUNDS -TAX-EXEMPT PORTFOLIO, 0.01%(h)			14,804,087	14,804,087
	Sub-total Short-Term Investments:			14,804,087	14,804,087	2.94%
	Grand total(i)			$485,815,582	502,395,390	99.70%

See accompanying notes to the financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(d)	This security is being measured at fair value according to procedures adopted by the Board of Trustees.
(e)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(f)	Zero coupon bond.
(g)	Restricted security that has been deemed illiquid. At June 30, 2015, the value of this restricted illiquid security amounted to $396,494 or 0.08% of net assets. Additional information on this restricted illiquid security is as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	$606,563

(h)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was $7,017,997 with net purchases of $7,786,090 during the six months ended June 30, 2015.
(i)	At June 30, 2015, the cost for Federal income tax purposes was $485,903,998. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$32,218,609
Gross unrealized depreciation	(15,727,217)
Net unrealized appreciation	$16,491,392

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Illinois	10.13%
California	10.08
Florida	9.89
Texas	6.02
New York	5.29
Indiana	4.14
Georgia	3.42
Wisconsin	3.23
Virginia	2.90
Michigan	2.89
Other	42.01
100.00%

See accompanying notes to the financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
June 30, 2015

See accompanying notes to the financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
9,284	AGL ENERGY LTD.	$105,943	111,386
10,786	ALS LTD.	47,396	48,683
51,722	ALUMINA LTD.	50,177	61,056
19,077	AMCOR LTD.	178,607	201,943
60,339	AMP LTD.	196,569	280,258
14,303	APA GROUP	80,028	90,932
21,346	ASCIANO LTD.	100,771	109,522
4,593	ASX LTD.	114,203	141,395
33,580	AURIZON HOLDINGS LTD.	120,717	132,911
51,501	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	743,523	1,279,486
6,281	BENDIGO & ADELAIDE BANK LTD.	52,780	59,413
179,910	BGP HOLDINGS PLC(b)(c)	-	-
58,607	BHP BILLITON LTD.	1,389,859	1,223,153
39,133	BHP BILLITON PLC	853,977	767,982
10,199	BORAL LTD.	28,970	46,034
32,841	BRAMBLES LTD.	174,637	268,588
4,667	CALTEX AUSTRALIA LTD.	128,323	114,686
10,469	COCA-COLA AMATIL LTD.	85,706	73,908
971	COCHLEAR LTD.	35,893	60,046
30,685	COMMONWEALTH BANK OF AUSTRALIA	1,486,092	2,015,454
9,454	COMPUTERSHARE LTD.	86,815	85,415
395,794	CREDIT CORP. GROUP LTD.	3,247,658	3,716,412
5,236	CROWN RESORTS LTD.	53,939	49,286
38,001	CSL LTD.	2,191,474	2,535,272
1,725,301	DECMIL GROUP LTD.	3,445,011	1,544,141
14,184	DEXUS PROPERTY GROUP	62,970	79,889
22,356	ECHO ENTERTAINMENT GROUP LTD.	70,002	75,205
71,464	FEDERATION CENTRES	130,043	161,003
34,490	FORTESCUE METALS GROUP LTD.	68,323	50,827
27,199	GOODMAN GROUP	90,277	131,578
30,080	GPT GROUP (THE)	100,097	99,331
17,989	HARVEY NORMAN HOLDINGS LTD.	52,604	62,596
36,603	INCITEC PIVOT LTD.	83,901	108,728
47,825	INSURANCE AUSTRALIA GROUP LTD.	120,292	205,899
10,015	LEND LEASE GROUP	61,130	116,138
7,617	MACQUARIE GROUP LTD.	165,843	478,389
42,695	MEDIBANK PVT LTD.(b)	78,371	66,212
57,473	MIRVAC GROUP	81,042	82,035
47,691	NATIONAL AUSTRALIA BANK LTD.	903,894	1,225,674
17,346	NEWCREST MINING LTD.(b)	173,211	174,251
4,909	ORICA LTD.	80,716	80,599
20,046	ORIGIN ENERGY LTD.	226,733	185,134
16,330	ORORA LTD.	16,762	26,333
901,400	OZFOREX GROUP LTD.	1,777,229	1,543,955
416	PERPETUAL LTD.	7,027	15,522
24,596	QBE INSURANCE GROUP LTD.	259,862	259,416
2,468	RAMSAY HEALTH CARE LTD.	49,765	117,050
32,268	REA GROUP LTD.	1,164,027	976,187
6,568	RECALL HOLDINGS LTD.	24,961	35,118
22,469	SANTOS LTD.	244,511	135,741
99,326	SCENTRE GROUP	305,997	287,381
5,884	SEEK LTD.	49,598	63,830
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP	7,202	8,049
495,761	SLATER & GORDON LTD.	1,279,559	1,361,716
9,824	SONIC HEALTHCARE LTD.	79,849	161,978
58,607	SOUTH32 LTD.(b)	99,710	80,941
39,133	SOUTH32 LTD.(b)	63,699	52,879
34,990	STOCKLAND	132,305	110,686
22,978	SUNCORP GROUP LTD.	258,173	238,096
9,837	SYDNEY AIRPORT	33,263	37,797
8,477	TABCORP HOLDINGS LTD.	15,377	29,759
35,105	TATTS GROUP LTD.	95,309	100,757
70,571	TELSTRA CORP. LTD.	308,487	334,317
32,988	TRANSURBAN GROUP	173,197	236,703
12,264	TREASURY WINE ESTATES LTD.	49,093	47,217
765,429	WEBJET LTD.	2,661,238	1,765,795
19,340	WESFARMERS LTD.	723,600	582,410

See accompanying notes to the financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
42,659	WESTFIELD CORP.	$217,717	300,172
58,094	WESTPAC BANKING CORP.	811,435	1,441,041
14,000	WOODSIDE PETROLEUM LTD.	446,336	369,742
22,832	WOOLWORTHS LTD.	435,292	474,928
		29,339,097	29,596,366	5.66%
Austria:
1,237	ANDRITZ A.G.	66,657	68,471
1,685	BUWOG A.G.(b)	30,804	32,743
5,146	ERSTE GROUP BANK A.G.(b)	114,055	146,150
33,719	IMMOFINANZ A.G.(b)	87,282	79,393
2,509	OMV A.G.	80,527	69,034
3,834	RAIFFEISEN BANK INTERNATIONAL A.G.(b)	53,493	55,780
313	STRABAG S.E. (BEARER)	5,505	6,986
1,368	VOESTALPINE A.G.	51,510	56,932
29,470	WIENERBERGER A.G.	241,514	463,415
		731,347	978,904	0.19%
Belgium:
7,120	AGEAS	106,907	274,288
14,316	ANHEUSER-BUSCH INBEV N.V.	562,478	1,715,721
10,910	BARCO N.V.	740,520	699,130
1,645	COLRUYT S.A.	74,892	73,660
1,555	DELHAIZE GROUP	80,953	128,390
16,494	GROUPE BRUXELLES LAMBERT S.A.	1,387,000	1,327,638
4,347	KBC GROEP N.V.	101,356	290,484
12,430	ONTEX GROUP N.V.	322,500	373,046
2,190	PROXIMUS	49,577	77,323
827	SOLVAY S.A., CLASS A	118,069	113,772
2,278	UCB S.A.	111,517	163,527
1,457	UMICORE S.A.	72,577	69,083
		3,728,346	5,306,062	1.01%
Brazil:
145,703	CETIP S.A. - MERCADOS ORGANIZADOS	1,751,700	1,597,105
3,000	CIA DE SANEAMENTO DE MINAS GERAIS-COPASA(b)	72,490	13,229
54,000	GRENDENE S.A.	363,157	290,573
122,103	TOTVS S.A.	1,725,435	1,531,638
48,500	TUPY S.A.(b)	278,939	251,150
		4,191,721	3,683,695	0.70%
Canada:
45,400	AGF MANAGEMENT LTD., CLASS B	488,633	213,006
3,548	AGNICO EAGLE MINES LTD.	111,862	100,730
3,620	AGRIUM, INC.	154,492	383,650
7,118	ALIMENTATION COUCHE TARD, INC., CLASS B	231,690	304,495
1,130	ALTAGAS LTD.	52,858	34,416
4,900	ARC RESOURCES LTD.	108,943	83,955
11,445	BANK OF MONTREAL	703,611	678,178
21,766	BANK OF NOVA SCOTIA (THE)	1,148,066	1,123,502
16,774	BARRICK GOLD CORP.	245,470	179,290
5,278	BAYTEX ENERGY CORP.	181,543	82,107
3,581	BCE, INC.	153,196	152,128
8,500	BLACKBERRY LTD.(b)	90,213	69,484
26,792	BOMBARDIER, INC., CLASS B	79,826	48,264
18,781	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	198,617	656,190
11,740	CAE, INC.	85,345	139,771
11,081	CAMECO CORP.	198,977	158,541
49,900	CANACCORD GENUITY GROUP, INC.	261,393	310,826
7,334	CANADIAN IMPERIAL BANK OF COMMERCE	342,248	540,860
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	922,760
19,866	CANADIAN NATURAL RESOURCES LTD.	433,114	539,515
8,057	CANADIAN OIL SANDS LTD.	126,903	65,153
14,240	CANADIAN PACIFIC RAILWAY LTD.	1,686,012	2,281,675
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	577,480
1,060	CANADIAN TIRE CORP. LTD., CLASS A	80,129	113,367
1,767	CANADIAN UTILITIES LTD., CLASS A	54,222	50,888
13,665	CENOVUS ENERGY, INC.	343,890	218,487
6,978	CGI GROUP, INC., CLASS A(b)	55,128	272,919

See accompanying notes to the financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
1,964	CI FINANCIAL CORP.	$49,854	52,835
4,640	CONSTELLATION SOFTWARE, INC.	1,344,066	1,842,106
7,111	CRESCENT POINT ENERGY CORP.	221,266	145,921
2,064	DOLLARAMA, INC.	75,934	125,096
21,800	DOREL INDUSTRIES, INC., CLASS B	783,674	583,137
12,292	ELDORADO GOLD CORP.	92,575	50,979
672	EMPIRE CO. LTD., CLASS A	48,751	47,331
14,970	ENBRIDGE, INC.	664,392	700,078
14,152	ENCANA CORP.	269,821	156,023
17,900	ENERFLEX LTD.	204,385	193,475
7,101	ENERPLUS CORP.	87,344	62,311
32,600	ENSIGN ENERGY SERVICES, INC.	509,675	319,475
269	FAIRFAX FINANCIAL HOLDINGS LTD.	82,554	132,644
2,200	FINNING INTERNATIONAL, INC.	51,485	41,376
3,000	FIRST CAPITAL REALTY, INC.	51,131	42,946
9,776	FIRST QUANTUM MINERALS LTD.	165,066	127,816
3,100	FORTIS, INC.	105,357	87,068
2,537	FRANCO-NEVADA CORP.	128,281	121,000
18,700	GENWORTH MI CANADA, INC.	382,689	491,081
614	GEORGE WESTON LTD.	48,280	48,230
6,104	GILDAN ACTIVEWEAR, INC.	33,435	202,766
15,817	GOLDCORP, INC.	468,301	256,694
3,958	GREAT-WEST LIFECO, INC.	99,709	115,222
2,408	H&R REAL ESTATE INVESTMENT TRUST	50,886	43,263
38,192	HOME CAPITAL GROUP, INC.	992,558	1,323,419
124,600	HUDBAY MINERALS, INC.	1,106,269	1,037,502
5,697	HUSKY ENERGY, INC.	144,766	108,968
14,262	IAMGOLD CORP.(b)	78,431	28,547
2,500	IGM FINANCIAL, INC.	100,363	79,624
39,271	IMPERIAL OIL LTD.	1,657,737	1,517,074
2,780	INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES, INC.	97,885	93,505
2,672	INTACT FINANCIAL CORP.	170,651	185,671
4,880	INTER PIPELINE LTD.	142,496	112,135
1,400	KEYERA CORP.	51,327	46,741
7,600	LAURENTIAN BANK OF CANADA	295,598	292,926
3,199	LOBLAW COS. LTD.	121,245	161,564
9,476	MAGNA INTERNATIONAL, INC.	61,549	531,840
33,308	MANULIFE FINANCIAL CORP.	427,899	618,958
1,369	METHANEX CORP.	12,561	76,418
3,000	METRO, INC.	54,328	80,512
52,656	MTY FOOD GROUP, INC.	1,533,764	1,396,290
28,800	MULLEN GROUP LTD.	596,328	470,623
6,295	NATIONAL BANK OF CANADA	247,929	236,478
11,280	NEW GOLD, INC.(b)	90,970	30,255
2,600	ONEX CORP.	105,376	143,864
3,282	OPEN TEXT CORP.	72,477	133,303
4,328	PAN AMERICAN SILVER CORP.	53,923	37,216
4,772	PEMBINA PIPELINE CORP.	40,530	154,240
19,434	PENGROWTH ENERGY CORP.	99,676	48,546
2,500	PEYTO EXPLORATION & DEVELOPMENT CORP.	95,328	61,109
14,172	POTASH CORP. OF SASKATCHEWAN, INC.	386,602	438,889
4,200	POWER CORP. OF CANADA	105,623	107,404
1,672	POWER FINANCIAL CORP.	52,980	48,018
1,800	PRAIRIESKY ROYALTY LTD.	46,528	45,382
49,700	PRECISION DRILLING CORP.	300,248	334,251
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	140,756
2,546	RIOCAN REAL ESTATE INVESTMENT TRUST	64,790	54,569
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	75,364
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	331,771
26,066	ROYAL BANK OF CANADA	866,758	1,594,012
4,800	SAPUTO, INC.	103,951	116,099
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	210,392
6,133	SILVER WHEATON CORP.	155,292	106,309
2,700	SNC-LAVALIN GROUP, INC.	100,003	90,706
11,810	SUN LIFE FINANCIAL, INC.	235,812	394,297
24,565	SUNCOR ENERGY, INC.	576,706	676,570

See accompanying notes to the financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
9,512	TECK RESOURCES LTD., CLASS B	$135,959	94,282
15,757	TELUS CORP.	442,454	542,601
34,125	TORONTO-DOMINION BANK (THE)	715,090	1,449,151
2,738	TOURMALINE OIL CORP.(b)	103,345	82,250
3,818	TRANSALTA CORP.	60,803	29,590
12,264	TRANSCANADA CORP.	528,913	498,415
15,331	TURQUOISE HILL RESOURCES LTD.(b)	53,846	58,304
5,676	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	541,537	1,259,127
3,858	VERESEN, INC.	53,647	52,171
2,256	VERMILION ENERGY, INC.	83,841	97,447
1,004	WEST FRASER TIMBER CO. LTD.	54,124	55,168
		28,823,938	34,281,133	6.56%
China:
103,500	AAC TECHNOLOGIES HOLDINGS, INC.	357,673	584,825
8,869	BAIDU, INC. ADR(b)(d)	946,621	1,765,641
1,056,191	CHINA MEDICAL SYSTEM HOLDINGS LTD.	699,856	1,479,734
886,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	505,928	577,539
388,000	GOLDPAC GROUP LTD.	327,085	247,770
1,706,000	KINGDEE INTERNATIONAL SOFTWARE GROUP CO. LTD.	328,672	1,016,793
13,706	NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP, INC. ADR(b)(d)	319,288	336,071
1,102,000	SHENGUAN HOLDINGS GROUP LTD.	462,633	282,909
490,900	SINOMEDIA HOLDING LTD.	408,209	284,348
118,400	TENCENT HOLDINGS LTD.	806,543	2,362,944
2,027,632	XTEP INTERNATIONAL HOLDINGS LTD.	854,262	742,880
		6,016,770	9,681,454	1.85%
Denmark:
66	AP MOELLER - MAERSK A/S, CLASS A	78,361	115,886
120	AP MOELLER - MAERSK A/S, CLASS B	125,436	217,337
17,054	CARLSBERG A/S, CLASS B	1,387,489	1,548,186
62,920	CHR HANSEN HOLDING A/S	2,449,257	3,069,887
1,868	COLOPLAST A/S, CLASS B	57,813	122,572
13,100	DANSKE BANK A/S	138,182	385,254
1,592	DSV A/S	48,905	51,577
200	FLSMIDTH & CO. A/S	6,012	9,624
48,710	ISS A/S	1,465,283	1,607,192
52,555	NOVO NORDISK A/S ADR(d)	1,778,838	2,877,912
36,359	NOVO NORDISK A/S, CLASS B	744,322	1,980,976
49,087	NOVOZYMES A/S, CLASS B	1,367,636	2,333,354
2,600	PANDORA A/S	18,150	279,353
15,973	TDC A/S	107,272	117,126
3,250	TOPDANMARK A/S(b)	33,362	87,128
3,244	VESTAS WIND SYSTEMS A/S	150,564	161,911
538	WILLIAM DEMANT HOLDING A/S(b)	50,896	41,042
		10,007,778	15,006,317	2.87%
Finland:
51,960	AMER SPORTS OYJ	664,520	1,384,470
6,013	FORTUM OYJ	117,943	106,855
39,840	HUHTAMAKI OYJ	657,037	1,231,201
1,396	KESKO OYJ, CLASS B	30,705	48,573
5,600	KONE OYJ, CLASS B	116,154	227,251
1,849	METSO OYJ	47,784	50,792
7,075	NESTE OYJ	67,704	180,310
66,103	NOKIA OYJ	233,836	448,802
2,240	NOKIAN RENKAAT OYJ	31,307	70,198
1,960	ORION OYJ, CLASS B	49,561	68,569
6,625	SAMPO OYJ, CLASS A	307,551	312,053
15,829	STORA ENSO OYJ, CLASS R	75,698	163,146
11,934	UPM-KYMMENE OYJ	99,929	211,144
1,849	VALMET OYJ	14,443	20,779
3,486	WARTSILA OYJ ABP	107,429	163,305
		2,621,601	4,687,448	0.90%
France:
2,714	ACCOR S.A.	79,810	136,974
695	AEROPORTS DE PARIS	87,114	78,528
3,200	AIR FRANCE-KLM(b)	22,485	22,472

See accompanying notes to the financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
6,203	AIR LIQUIDE S.A.	$694,071	784,554
10,484	AIRBUS GROUP S.E.	351,610	680,247
48,948	ALCATEL-LUCENT(b)	195,204	178,334
3,171	ALSTOM S.A.(b)	111,651	89,971
18,703	ARCELORMITTAL	262,634	182,092
1,616	ARKEMA S.A.	127,629	116,437
1,096	ATOS S.E.	81,888	81,841
34,027	AXA S.A.	496,882	858,469
26,840	BENETEAU S.A.	272,439	457,217
19,321	BNP PARIBAS S.A.	865,266	1,166,392
14,333	BOLLORE S.A.	80,638	76,300
2,080	BOUYGUES S.A.	79,993	77,764
3,220	BUREAU VERITAS S.A.	82,066	74,166
3,068	CAP GEMINI S.A.	111,959	271,474
10,544	CARREFOUR S.A.	248,258	337,603
2,177	CASINO GUICHARD PERRACHON S.A.	172,738	164,917
994	CHRISTIAN DIOR S.E.	70,757	194,039
8,077	CIE DE SAINT-GOBAIN	278,056	362,617
3,404	CIE GENERALE DES ETABLISSEMENTS MICHELIN	180,725	356,687
3,234	CNP ASSURANCES	53,985	54,009
18,530	CREDIT AGRICOLE S.A.	153,011	275,580
10,014	DANONE S.A.	509,812	647,407
2,340	DASSAULT SYSTEMES S.A.	163,379	170,143
3,633	EDENRED	65,572	89,774
8,317	ELECTRICITE DE FRANCE S.A.	153,984	185,444
3,332	ESSILOR INTERNATIONAL S.A.	339,445	397,471
2,425	EURAZEO S.A.	77,940	160,453
3,160	EUTELSAT COMMUNICATIONS S.A.	100,179	101,989
26,103	GDF SUEZ	552,815	484,239
564	GECINA S.A.	51,331	69,511
13,307	GROUPE EUROTUNNEL S.E. (REGISTERED)	102,800	192,711
441	HERMES INTERNATIONAL	156,748	164,506
304	ILIAD S.A.	29,549	67,393
1,734	IPSOS	55,152	44,820
2,121	JCDECAUX S.A.	50,974	88,507
1,442	KERING	274,344	257,459
3,582	KLEPIERRE	101,009	157,559
4,713	LAFARGE S.A.	166,939	311,264
4,882	LEGRAND S.A.	111,114	274,094
4,633	L’OREAL S.A.	385,425	826,416
15,620	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,240,093	2,736,603
15,891	NATIXIS S.A.	49,085	114,357
1,491	NUMERICABLE-SFR SAS(b)	76,134	79,031
34,547	ORANGE S.A.	364,835	531,888
3,500	PERNOD RICARD S.A.	239,500	404,245
12,969	PEUGEOT S.A.(b)	78,174	266,687
3,471	PUBLICIS GROUPE S.A.	251,099	256,635
4,895	RENAULT S.A.	134,511	509,811
4,801	REXEL S.A.	94,027	77,396
4,929	SAFRAN S.A.	274,948	334,047
21,753	SANOFI	1,385,089	2,139,938
10,522	SCHNEIDER ELECTRIC S.E.	454,997	726,467
278	SCHNEIDER ELECTRIC S.E.	8,838	19,440
1,813	SCOR S.E.	36,441	63,962
5,515	SES S.A.	114,220	185,282
457	SOCIETE BIC S.A.	49,235	72,857
13,326	SOCIETE GENERALE S.A.	486,680	622,041
20,157	SOCIETE TELEVISION FRANCAISE 1	163,330	347,642
5,360	SODEXO S.A.	288,102	509,001
4,827	SUEZ ENVIRONNEMENT CO.	84,076	89,788
2,555	TECHNIP S.A.	218,518	158,145
916	THALES S.A.	52,448	55,308
38,987	TOTAL S.A.	1,975,154	1,893,755
1,808	UNIBAIL-RODAMCO S.E.	228,178	456,948
1,300	VALEO S.A.	168,708	204,859
3,555	VALLOUREC S.A.	141,792	72,607
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	278,760
8,317	VINCI S.A.	347,069	481,042

See accompanying notes to the financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
48,366	VIVENDI S.A.	$949,194	1,219,959
1,345	WENDEL S.A.	91,561	164,867
2,435	ZODIAC AEROSPACE	82,519	79,268
		19,883,380	26,922,480	5.15%
Germany:
3,492	ADIDAS A.G.	145,098	267,258
8,540	ALLIANZ S.E. (REGISTERED)	758,733	1,330,058
16,707	BASF S.E.	672,194	1,468,085
14,908	BAYER A.G. (REGISTERED)	793,310	2,086,664
5,625	BAYERISCHE MOTOREN WERKE A.G.	543,796	615,690
1,591	BEIERSDORF A.G.	86,858	133,278
1,768	BRENNTAG A.G.	77,868	101,371
67,184	CANCOM S.E.	3,032,403	2,418,898
4,528	CELESIO A.G.	63,758	131,249
20,348	COMMERZBANK A.G.(b)	248,184	260,083
1,823	CONTINENTAL A.G.	247,327	431,371
27,770	CTS EVENTIM A.G. & CO. KGAA	430,490	1,012,527
17,639	DAIMLER A.G. (REGISTERED)	589,913	1,605,437
5,495	DEUTSCHE ANNINGTON IMMOBILIEN S.E.	194,075	154,990
23,097	DEUTSCHE BANK A.G. (REGISTERED)	802,812	693,954
13,929	DEUTSCHE BOERSE A.G.	744,450	1,153,009
3,261	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	35,709	42,045
17,828	DEUTSCHE POST A.G. (REGISTERED)	210,542	520,839
53,629	DEUTSCHE TELEKOM A.G. (REGISTERED)	668,751	923,729
3,463	DEUTSCHE WOHNEN A.G. (BEARER)	80,362	79,357
34,782	E.ON S.E.	620,171	463,382
3,749	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	251,227	309,456
6,867	FRESENIUS S.E. & CO. KGAA	150,261	440,584
2,127	GEA GROUP A.G.	78,369	94,875
18,980	GERRESHEIMER A.G.	1,060,450	1,183,047
40,600	GRAND CITY PROPERTIES S.A.	502,297	704,970
2,246	HANNOVER RUECK S.E.	94,321	217,318
3,952	HEIDELBERGCEMENT A.G.	143,515	313,391
2,050	HENKEL A.G. & CO. KGAA	189,371	195,383
2,600	HOCHTIEF A.G.	108,936	201,453
870	HUGO BOSS A.G.	111,261	97,234
21,437	INFINEON TECHNOLOGIES A.G.	117,250	265,996
2,881	K+S A.G. (REGISTERED)	79,970	121,361
72,260	KLOECKNER & CO. S.E.	799,031	652,126
1,658	LANXESS A.G.	98,543	97,763
4,090	LEONI A.G.	225,005	258,218
3,407	LINDE A.G.	605,841	645,330
728	MAN S.E.	80,772	74,985
2,050	MERCK KGAA	86,079	204,273
2,538	METRO A.G.	78,426	80,018
3,549	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	444,935	629,100
2,502	OSRAM LICHT A.G.	92,424	119,817
2,854	PROSIEBENSAT.1 MEDIA A.G. (REGISTERED)	84,251	140,953
2,620	RATIONAL A.G.	657,685	962,293
7,668	RWE A.G.	245,889	164,861
1,130	SALZGITTER A.G.	50,070	40,389
18,124	SAP S.E.	760,217	1,264,867
14,594	SIEMENS A.G. (REGISTERED)	934,614	1,470,005
3,800	STABILUS S.A.(b)	159,104	162,022
2,085	SYMRISE A.G.	133,207	129,403
8,784	TELEFONICA DEUTSCHLAND HOLDING A.G.	48,334	50,629
8,827	THYSSENKRUPP A.G.	181,566	229,635
7,071	TUI A.G.	57,698	114,305
6,282	TUI A.G.	109,728	101,667
1,929	UNITED INTERNET A.G. (REGISTERED)	87,227	85,753
606	VOLKSWAGEN A.G.	78,578	140,221
		20,033,256	27,856,975	5.33%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	61,671
3,968	OPAP S.A.	51,161	34,549

		105,236	96,220	0.02%

See accompanying notes to the financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong:
220,400	AIA GROUP LTD.	$733,244	1,442,976
16,600	BANK OF EAST ASIA (THE) LTD.	71,196	72,597
82,500	BOC HONG KONG HOLDINGS LTD.	169,112	343,770
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	77,662
56,044	CHEUNG KONG PROPERTY HOLDINGS LTD.(b)	165,366	464,891
56,044	CK HUTCHISON HOLDINGS LTD.	349,706	823,501
36,500	CLP HOLDINGS LTD.	253,113	310,306
27,800	ESPRIT HOLDINGS LTD.	35,637	26,037
1,696,000	EVA PRECISION INDUSTRIAL HOLDINGS LTD.	470,985	498,852
40,000	GALAXY ENTERTAINMENT GROUP LTD.	133,068	159,452
84,000	GLOBAL BRANDS GROUP HOLDING LTD.(b)	14,386	17,664
399,344	HAIER ELECTRONICS GROUP CO. LTD.	755,345	1,076,725
44,000	HANG LUNG PROPERTIES LTD.	116,126	130,838
18,600	HANG SENG BANK LTD.	228,767	363,527
21,303	HENDERSON LAND DEVELOPMENT CO. LTD.	73,321	145,793
100,430	HONG KONG & CHINA GAS CO. LTD.	203,143	210,666
18,500	HONG KONG EXCHANGES AND CLEARING LTD.	385,603	652,979
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	197
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	52,015
13,500	KERRY LOGISTICS NETWORK LTD.	28,209	21,352
27,000	KERRY PROPERTIES LTD.	90,767	105,889
84,000	LI & FUNG LTD.	86,666	66,645
40,500	LINK REIT (THE)	84,195	237,204
171,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	565,640	504,073
26,800	MGM CHINA HOLDINGS LTD.	51,645	43,839
30,500	MTR CORP. LTD.	88,703	142,043
54,000	NEW WORLD DEVELOPMENT CO. LTD.	59,135	70,639
43,500	NWS HOLDINGS LTD.	52,824	62,964
1,945,500	PAX GLOBAL TECHNOLOGY LTD.(b)	1,041,731	2,790,921
190,000	PCCW LTD.	77,805	113,487
4,678,603	PICO FAR EAST HOLDINGS LTD.	1,199,566	1,496,854
24,000	POWER ASSETS HOLDINGS LTD.	139,092	218,898
27,683,380	REXLOT HOLDINGS LTD.	2,646,928	1,571,387
48,000	SANDS CHINA LTD.	128,061	161,619
22,000	SHANGRI-LA ASIA LTD.	29,501	30,709
1,055,400	SINO BIOPHARMACEUTICAL LTD.	922,369	1,225,381
59,400	SINO LAND CO. LTD.	80,601	99,312
566,000	SITOY GROUP HOLDINGS LTD.	361,652	376,041
25,000	SJM HOLDINGS LTD.	52,349	27,091
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	610,975
27,000	SUN HUNG KAI PROPERTIES LTD.	327,389	437,487
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	238,862
17,800	SWIRE PROPERTIES LTD.	50,632	56,834
387,500	TECHTRONIC INDUSTRIES CO. LTD.	726,566	1,269,746
3,000	TELEVISION BROADCASTS LTD.	9,222	17,803
665,000	VALUE PARTNERS GROUP LTD.	409,258	1,050,061
84,300	VTECH HOLDINGS LTD.	996,749	1,119,063
22,000	WHARF HOLDINGS (THE) LTD.	170,501	146,448
19,000	WHEELOCK & CO. LTD.	30,489	97,064
30,000	WYNN MACAU LTD.	50,423	50,080
582,000	YINGDE GASES GROUP CO. LTD.	583,171	400,937
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	50,216
		16,233,788	21,782,372	4.17%
Ireland:
7,005	ACCENTURE PLC, CLASS A	259,449	677,944
329,197	BANK OF IRELAND(b)	119,783	132,856
14,894	CRH PLC	217,633	420,428
127,123	EXPERIAN PLC	2,123,778	2,315,010
29,390	ICON PLC(b)	1,958,272	1,977,947
11,673	JAMES HARDIE INDUSTRIES PLC - CDI	105,224	155,989
2,882	KERRY GROUP PLC, CLASS A	190,984	213,632
25,218	MEDTRONIC PLC	586,319	1,868,654
10,894	SHIRE PLC	397,570	872,121
		5,959,012	8,634,581	1.65%
Israel:
1,266	AZRIELI GROUP	53,830	50,554

See accompanying notes to the financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Israel (Cont’d):
21,030	BANK HAPOALIM B.M.	$80,002	113,287
21,775	BANK LEUMI LE-ISRAEL B.M.(b)	77,241	92,086
21,100	CAESARSTONE SDOT-YAM LTD.	1,265,814	1,446,194
217	DELEK GROUP LTD.	52,364	63,997
6,042	ISRAEL CHEMICALS LTD.	49,265	42,218
395,114	MAGIC SOFTWARE ENTERPRISES LTD.	2,814,203	2,631,459
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	73,180
1,494	NICE-SYSTEMS LTD.	50,675	95,009
15,507	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	643,646	916,464
		5,138,175	5,524,448	1.06%
Italy:
41,324	AMPLIFON S.P.A.	174,729	321,799
18,467	ASSICURAZIONI GENERALI S.P.A.	269,600	332,701
5,758	ATLANTIA S.P.A.	117,756	142,252
93,475	AZIMUT HOLDING S.P.A.	1,279,167	2,734,486
4,251	BANCA MONTE DEI PASCHI DI SIENA S.P.A.(b)	10,682	8,275
5,291	BANCO POPOLARE S.C.(b)	81,793	87,064
57,599	ENEL GREEN POWER S.P.A.	98,098	112,568
116,304	ENEL S.P.A.	453,132	526,945
49,857	ENI S.P.A.	958,264	884,883
3,610	EXOR S.P.A.	90,615	172,334
10,070	FINMECCANICA S.P.A.(b)	50,331	126,635
230,068	INTESA SANPAOLO S.P.A.	463,442	834,110
18,185	INTESA SANPAOLO S.P.A. (RSP)	53,136	58,023
2,826	LUXOTTICA GROUP S.P.A.	118,626	187,931
19,749	MARR S.P.A.	315,231	350,073
8,839	MEDIOBANCA S.P.A.	82,122	86,667
25,272	MEDIOLANUM S.P.A.	87,322	208,491
3,027	PIRELLI & C. S.P.A.	50,406	51,092
4,438	PRYSMIAN S.P.A.	86,023	95,887
4,974	SAIPEM S.P.A.(b)	50,817	52,541
57,530	SNAM S.P.A.	249,716	273,738
214,771	SORIN S.P.A.(b)	634,460	600,988
111,427	TELECOM ITALIA S.P.A.(b)	150,893	141,367
9,486	TENARIS S.A.	130,049	127,752
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	153,136
87,559	UNICREDIT S.P.A.	500,163	588,131
25,343	UNIONE DI BANCHE ITALIANE S.C.P.A.	103,374	203,285
		6,790,315	9,463,154	1.81%
Japan:
1,400	ABC-MART, INC.	51,583	85,680
30,200	ADERANS CO. LTD.	398,005	260,828
14,200	AEON CO. LTD.	162,360	201,597
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	175,021
1,210	AEON MALL CO. LTD.	23,091	22,680
2,900	AISIN SEIKI CO. LTD.	64,900	123,455
15,000	AJINOMOTO CO., INC.	116,767	324,979
5,200	ALFRESA HOLDINGS CORP.	50,794	80,984
2,000	AMADA HOLDINGS CO. LTD.	10,582	21,146
21,000	ANA HOLDINGS, INC.	52,231	56,985
18,000	AOZORA BANK LTD.	51,121	67,950
33,661	ARCLAND SERVICE CO. LTD.	1,449,768	1,438,469
36,100	ASAHI CO. LTD.	561,894	381,102
16,000	ASAHI GLASS CO. LTD.	97,913	96,090
5,600	ASAHI GROUP HOLDINGS LTD.	85,235	178,110
31,000	ASAHI KASEI CORP.	147,138	254,692
50,600	ASICS CORP.	702,996	1,308,567
39,000	ASTELLAS PHARMA, INC.	265,750	556,232
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	29,023
37,000	BANK OF YOKOHAMA (THE) LTD.	164,514	226,925
3,000	BENESSE HOLDINGS, INC.	114,910	75,254
13,800	BRIDGESTONE CORP.	205,726	510,516
5,200	BROTHER INDUSTRIES LTD.	38,445	73,676
20,100	CANON, INC.	672,638	654,069
16,600	CAPCOM CO. LTD.	276,543	321,597
3,800	CASIO COMPUTER CO. LTD.	51,908	75,016
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	487,670

See accompanying notes to the financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
15,000	CHIBA BANK (THE) LTD.	$81,968	114,352
9,900	CHUBU ELECTRIC POWER CO., INC.	134,469	147,588
4,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	155,350
4,000	CHUGOKU BANK (THE) LTD.	53,626	63,112
5,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	81,720	75,885
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	55,126
43,736	CREDIT SAISON CO. LTD.	575,172	937,723
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	61,993
33,400	DAIBIRU CORP.	353,886	309,206
11,000	DAIDO STEEL CO. LTD.	45,649	45,839
17,500	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	222,759	344,109
9,900	DAIICHI SANKYO CO. LTD.	154,612	183,140
4,500	DAIKIN INDUSTRIES LTD.	124,473	323,900
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	124,329
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	233,117
25,000	DAIWA SECURITIES GROUP, INC.	96,011	187,360
8,700	DENSO CORP.	211,549	433,347
3,500	DENTSU, INC.	82,003	181,313
48,000	DESCENTE LTD.	278,723	720,480
1,400	DON QUIJOTE HOLDINGS CO. LTD.	51,867	59,599
13,000	DOWA HOLDINGS CO. LTD.	55,385	122,793
7,000	EAST JAPAN RAILWAY CO.	392,789	629,734
4,300	EISAI CO. LTD.	180,738	288,669
2,400	ELECTRIC POWER DEVELOPMENT CO. LTD.	71,894	84,814
1,800	FAMILYMART CO. LTD.	52,590	82,804
13,900	FANUC CORP.	2,011,429	2,848,486
1,100	FAST RETAILING CO. LTD.	136,395	499,375
21,000	FUJI ELECTRIC CO. LTD.	51,969	90,428
10,000	FUJI HEAVY INDUSTRIES LTD.	146,485	368,346
8,800	FUJIFILM HOLDINGS CORP.	165,274	314,473
44,000	FUJITSU LTD.	171,664	246,056
11,000	FUKUOKA FINANCIAL GROUP, INC.	36,036	57,074
32,000	FURUKAWA ELECTRIC CO. LTD.	65,376	57,000
12,000	GS YUASA CORP.	47,814	47,163
6,000	GUNMA BANK (THE) LTD.	31,571	44,319
3,000	HAMAMATSU PHOTONICS K.K.	52,686	88,491
17,000	HANKYU HANSHIN HOLDINGS, INC.	86,484	100,429
3,000	HINO MOTORS LTD.	42,968	37,112
525	HIROSE ELECTRIC CO. LTD.	48,402	75,199
7,000	HIROSHIMA BANK (THE) LTD.	26,154	41,868
95,000	HITACHI LTD.	295,895	626,270
6,000	HITACHI METALS LTD.	45,405	92,217
9,500	HOKKAIDO ELECTRIC POWER CO., INC.(b)	84,575	107,820
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	108,798
29,700	HONDA MOTOR CO. LTD.	811,447	961,364
7,200	HOYA CORP.	181,547	288,682
5,100	HULIC CO. LTD.	54,980	45,256
3,800	IBIDEN CO. LTD.	71,559	64,273
1,200	IDEMITSU KOSAN CO. LTD.	23,804	23,562
20,000	IHI CORP.	52,673	93,149
15,600	INPEX CORP.	192,488	177,370
9,800	ISETAN MITSUKOSHI HOLDINGS LTD.	85,535	175,205
8,500	ISUZU MOTORS LTD.	108,047	111,646
27,200	ITOCHU CORP.	291,860	359,377
5,000	IYO BANK (THE) LTD.	43,448	61,445
4,000	J FRONT RETAILING CO. LTD.	31,099	75,303
1,600	JAPAN AIRLINES CO. LTD.	47,656	55,824
3,500	JAPAN EXCHANGE GROUP, INC.	56,090	113,678
1,500	JAPAN PETROLEUM EXPLORATION CO. LTD.	54,111	47,739
16	JAPAN PRIME REALTY INVESTMENT CORP.	56,433	49,745
112,639	JAPAN PROPERTY MANAGEMENT CENTER CO. LTD.	1,524,134	1,586,711
16	JAPAN REAL ESTATE INVESTMENT CORP.	81,469	72,689
33	JAPAN RETAIL FUND INVESTMENT CORP.	60,174	66,035
19,400	JAPAN TOBACCO, INC.	584,364	691,210
7,200	JFE HOLDINGS, INC.	122,618	159,814
4,000	JGC CORP.	53,048	75,565
12,000	JOYO BANK (THE) LTD.	54,056	67,263
3,100	JSR CORP.	39,530	54,814

See accompanying notes to the financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
5,000	JTEKT CORP.	$36,670	94,701
29,200	JX HOLDINGS, INC.	150,765	126,024
7,000	KAJIMA CORP.	15,004	32,888
69,081	KAKAKU.COM, INC.	1,039,635	1,000,217
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	199,363
2,000	KANSAI PAINT CO. LTD.	10,449	31,001
26,713	KAO CORP.	622,862	1,242,612
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	163,296
44,862	KDDI CORP.	583,178	1,082,832
24,800	KEIHIN CORP.	308,810	355,834
13,000	KEIKYU CORP.	95,310	98,149
5,000	KEIO CORP.	28,322	35,789
5,000	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	59,484
981	KEYENCE CORP.	180,512	529,516
6,000	KIKKOMAN CORP.	52,867	187,523
35,000	KINTETSU GROUP HOLDINGS CO. LTD.	106,062	119,255
13,000	KIRIN HOLDINGS CO. LTD.	145,586	179,091
17,600	KOBAYASHI PHARMACEUTICAL CO. LTD.	945,028	1,196,487
27,000	KOBE STEEL LTD.	47,410	45,447
1,300	KOITO MANUFACTURING CO. LTD.	51,317	50,721
15,400	KOMATSU LTD.	339,281	309,170
2,300	KONAMI CORP.	50,313	42,773
7,000	KONICA MINOLTA, INC.	53,139	81,734
900	KOSHIDAKA HOLDINGS CO. LTD.	20,958	23,201
21,000	KUBOTA CORP.	129,773	333,141
3,800	KURARAY CO. LTD.	51,382	46,481
4,300	KURITA WATER INDUSTRIES LTD.	96,931	100,275
92,000	KYB CO. LTD.	338,205	318,732
5,400	KYOCERA CORP.	198,000	280,755
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	65,408
6,500	KYUSHU ELECTRIC POWER CO., INC.(b)	59,661	75,418
2,800	LAWSON, INC.	120,035	191,723
4,200	LIXIL GROUP CORP.	71,097	83,393
2,400	M3, INC.	51,468	48,280
1,600	MAKITA CORP.	82,169	86,808
24,000	MARUBENI CORP.	173,505	137,723
6,500	MARUI GROUP CO. LTD.	32,287	87,846
11,400	MAZDA MOTOR CORP.	95,886	223,371
2,700	MCDONALD’S HOLDINGS CO. JAPAN LTD.	73,436	57,029
1,700	MEIJI HOLDINGS CO. LTD.	54,895	219,471
27,400	MEITEC CORP.	609,499	1,020,909
4,000	MINEBEA CO. LTD.	66,257	66,054
1,800	MIRACA HOLDINGS, INC.	71,311	90,011
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	251,828
25,200	MITSUBISHI CORP.	378,464	554,303
32,000	MITSUBISHI ELECTRIC CORP.	244,114	413,645
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	581,652
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	95,289
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	346,839
4,000	MITSUBISHI LOGISTICS CORP.	45,017	52,555
18,000	MITSUBISHI MATERIALS CORP.	47,129	69,126
9,400	MITSUBISHI MOTORS CORP.	89,862	80,033
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	56,976
240,600	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,162,680	1,729,623
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	147,812
29,600	MITSUI & CO. LTD.	306,203	402,092
37,000	MITSUI CHEMICALS, INC.	87,469	137,558
16,000	MITSUI FUDOSAN CO. LTD.	421,176	448,029
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	8,114
12,000	MITSUI OSK LINES LTD.	47,398	38,436
422,420	MIZUHO FINANCIAL GROUP, INC.	741,265	914,665
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	177,615	257,970
3,600	MURATA MANUFACTURING CO. LTD.	162,615	628,312
32,100	NACHI-FUJIKOSHI CORP.	188,362	189,371
44,000	NEC CORP.	128,517	133,382
5,000	NGK INSULATORS LTD.	63,090	128,897
3,000	NGK SPARK PLUG CO. LTD.	28,359	83,221
6,000	NH FOODS LTD.	72,315	136,978

See accompanying notes to the financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
3,500	NIDEC CORP.	$102,546	262,103
21,968	NIHON M&A CENTER, INC.	862,881	906,471
6,000	NIKON CORP.	75,728	69,420
1,800	NINTENDO CO. LTD.	172,120	301,066
22	NIPPON BUILDING FUND, INC.	90,970	96,352
17,000	NIPPON EXPRESS CO. LTD.	60,747	83,621
2,000	NIPPON PAINT HOLDINGS CO. LTD.	44,426	56,461
123,535	NIPPON STEEL & SUMITOMO METAL CORP.	307,243	320,383
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	550,633
17,000	NIPPON YUSEN K.K.	49,682	47,367
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	49,034
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	110,430
42,300	NISSAN MOTOR CO. LTD.	397,070	440,679
8,470	NISSHIN SEIFUN GROUP, INC.	78,577	112,670
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	52,654
2,400	NISSIN KOGYO CO. LTD.	32,124	39,632
2,700	NITORI HOLDINGS CO. LTD.	87,310	220,174
3,200	NITTO DENKO CORP.	77,639	263,039
72,300	NOMURA HOLDINGS, INC.	256,136	490,684
2,700	NOMURA REAL ESTATE HOLDINGS, INC.	56,230	56,698
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	105,675
17,800	NORTH PACIFIC BANK LTD.	49,457	79,557
7,000	NSK LTD.	50,459	108,159
1,400	NTT DATA CORP.	36,520	61,200
25,400	NTT DOCOMO, INC.	392,916	486,478
6,500	NTT URBAN DEVELOPMENT CORP.	52,710	64,689
12,000	OBAYASHI CORP.	48,665	87,560
6,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	51,746	56,036
5,100	OLYMPUS CORP.	71,174	176,272
3,400	OMRON CORP.	112,198	147,796
1,300	ONO PHARMACEUTICAL CO. LTD.	55,952	142,019
8,000	ONWARD HOLDINGS CO. LTD.	54,094	55,170
6,400	ORIENTAL LAND CO. LTD.	244,249	408,678
20,900	ORIX CORP.	271,898	310,977
37,000	OSAKA GAS CO. LTD.	121,878	146,114
7,000	OTSUKA HOLDINGS CO. LTD.	206,418	223,267
38,000	PANASONIC CORP.	278,832	522,098
2,600	PARK24 CO. LTD.	51,627	44,550
28,403	PRESTIGE INTERNATIONAL, INC.	180,651	217,922
15,200	RAKUTEN, INC.	97,714	245,602
1,600	RECRUIT HOLDINGS CO. LTD.	50,223	48,830
34,500	RESONA HOLDINGS, INC.	158,868	188,448
13,000	RICOH CO. LTD.	126,012	134,902
1,200	RINNAI CORP.	52,047	94,619
1,500	ROHM CO. LTD.	51,836	100,625
1,100	SANKYO CO. LTD.	48,612	38,963
15,100	SANTEN PHARMACEUTICAL CO. LTD.	116,834	213,820
13,720	SBI HOLDINGS, INC.	111,165	189,009
3,400	SECOM CO. LTD.	133,812	220,722
4,100	SEGA SAMMY HOLDINGS, INC.	38,822	53,601
3,400	SEIBU HOLDINGS, INC.	65,652	78,787
5,200	SEIKO EPSON CORP.	85,119	92,243
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	159,652
8,000	SEKISUI HOUSE LTD.	76,913	127,074
12,800	SEVEN & I HOLDINGS CO. LTD.	281,200	550,133
25,000	SHARP CORP.(b)	50,043	30,437
4,900	SHIKOKU ELECTRIC POWER CO., INC.	52,495	73,389
4,000	SHIMADZU CORP.	25,419	54,353
1,000	SHIMAMURA CO. LTD.	61,206	105,078
1,500	SHIMANO, INC.	58,204	204,682
6,000	SHIMIZU CORP.	50,924	50,545
8,300	SHIN-ETSU CHEMICAL CO. LTD.	411,842	515,355
41,600	SHINKO PLANTECH CO. LTD.	342,251	367,444
25,000	SHINSEI BANK LTD.	51,465	50,456
4,900	SHIONOGI & CO. LTD.	98,552	189,978
5,900	SHISEIDO CO. LTD.	88,706	133,923
7,000	SHIZUOKA BANK (THE) LTD.	65,240	73,154
900	SMC CORP.	106,941	271,099

See accompanying notes to the financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
71,379	SMS CO. LTD.	$907,370	943,088
17,000	SOFTBANK CORP.	380,491	1,001,373
5,700	SOMPO JAPAN NIPPONKOA HOLDINGS, INC.	114,918	209,189
21,000	SONY CORP.(b)	346,346	593,958
4,400	SONY FINANCIAL HOLDINGS, INC.	56,074	77,153
22,200	SQUARE ENIX HOLDINGS CO. LTD.	278,007	491,398
54,900	STANLEY ELECTRIC CO. LTD.	805,200	1,144,787
7,000	SUMCO CORP.	47,761	87,682
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	150,345
21,300	SUMITOMO CORP.	207,214	247,834
13,100	SUMITOMO ELECTRIC INDUSTRIES LTD.	127,803	203,054
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	70,009
9,000	SUMITOMO METAL MINING CO. LTD.	88,484	137,039
25,500	SUMITOMO MITSUI FINANCIAL GROUP, INC.	795,433	1,137,431
71,310	SUMITOMO MITSUI TRUST HOLDINGS, INC.	214,202	326,645
6,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	163,837	210,492
58,000	SUMITOMO RUBBER INDUSTRIES LTD.	689,507	899,015
2,300	SUNTORY BEVERAGE & FOOD LTD.	88,486	91,617
2,000	SURUGA BANK LTD.	41,830	42,930
5,800	SUZUKI MOTOR CORP.	104,611	195,964
47,000	SYSMEX CORP.	1,081,349	2,803,448
7,700	T&D HOLDINGS, INC.	97,474	114,822
13,000	TAIHEIYO CEMENT CORP.	27,372	38,028
11,000	TAISEI CORP.	19,821	63,186
600	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	40,190	40,544
10,000	TAKASHIMAYA CO. LTD.	63,872	90,697
14,200	TAKEDA PHARMACEUTICAL CO. LTD.	576,371	685,837
1,800	TDK CORP.	105,373	137,811
29,000	TEIJIN LTD.	67,529	112,555
5,200	TERUMO CORP.	95,419	124,790
2,000	THK CO. LTD.	29,290	43,241
14,000	TOBU RAILWAY CO. LTD.	67,422	60,171
2,200	TOHO CO. LTD.	42,502	54,737
17,000	TOHO GAS CO. LTD.	81,221	100,707
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	97,541
13,900	TOKAI RIKA CO. LTD.	182,782	347,543
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	599,368
21,600	TOKYO ELECTRIC POWER CO., INC.(b)	102,702	117,720
20,600	TOKYO ELECTRON LTD.	1,088,008	1,303,985
40,000	TOKYO GAS CO. LTD.	151,969	212,444
3,000	TOKYO TATEMONO CO. LTD.	56,308	41,672
25,000	TOKYU CORP.	103,448	167,504
23,000	TOKYU FUDOSAN HOLDINGS CORP.	86,617	177,407
4,000	TONENGENERAL SEKIYU K.K.	37,796	37,227
23,000	TORAY INDUSTRIES, INC.	121,780	194,603
80,000	TOSHIBA CORP.	245,423	275,197
6,000	TOTO LTD.	30,029	108,151
3,000	TOYO SUISAN KAISHA LTD.	74,690	109,450
4,000	TOYOTA INDUSTRIES CORP.	101,266	228,133
49,800	TOYOTA MOTOR CORP.	1,796,596	3,337,904
1,900	TOYOTA TSUSHO CORP.	17,167	50,999
2,500	TREND MICRO, INC.	74,501	85,591
61,000	TSUGAMI CORP.	318,601	335,940
34,800	TSUMURA & CO.	799,027	748,974
21,703	TSURUHA HOLDINGS, INC.	797,050	1,689,991
8,000	UBE INDUSTRIES LTD.	13,963	15,100
68,300	UNICHARM CORP.	1,457,979	1,623,719
17,500	UNIPRES CORP.	363,607	366,487
34	UNITED URBAN INVESTMENT CORP.	52,061	48,089
6,500	USHIO, INC.	68,874	84,659
4,900	USS CO. LTD.	56,003	88,483
4,100	WEST JAPAN RAILWAY CO.	134,756	262,479
23,600	YAHOO JAPAN CORP.	62,283	95,260
1,300	YAKULT HONSHA CO. LTD.	22,252	77,117
16,300	YAMADA DENKI CO. LTD.	56,674	65,261
4,800	YAMAHA MOTOR CO. LTD.	48,849	104,993
4,500	YAMATO HOLDINGS CO. LTD.	77,981	87,125
1,600	YAMATO KOGYO CO. LTD.	50,862	37,377

See accompanying notes to the financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
4,000	YAMAZAKI BAKING CO. LTD.	$44,679	66,642
5,000	YASKAWA ELECTRIC CORP.	48,019	64,060
		56,775,992	82,805,763	15.83%
Mexico:
7,695	FRESNILLO PLC	109,038	83,910
496,719	WAL-MART DE MEXICO S.A.B. DE C.V.	1,512,171	1,208,180
		1,621,209	1,292,090	0.25%
Netherlands:
35,080	AALBERTS INDUSTRIES N.V.	676,899	1,041,862
26,780	ACCELL GROUP	446,234	497,097
34,297	AEGON N.V.	128,398	252,052
4,340	AKZO NOBEL N.V.	184,408	315,806
1,575	ALTICE S.A.(b)	121,551	216,940
30,290	ARCADIS N.V.	736,105	833,077
7,173	ASML HOLDING N.V.	106,863	741,305
25,939	ASML HOLDING N.V. (REGISTERED)	1,571,559	2,701,028
1,581	BOSKALIS WESTMINSTER N.V.	79,255	77,377
14,274	CORE LABORATORIES N.V.	1,662,464	1,627,807
3,045	DELTA LLOYD N.V.	50,618	49,987
1,461	GEMALTO N.V.	110,002	130,108
1,400	HEINEKEN HOLDING N.V.	54,687	98,252
4,034	HEINEKEN N.V.	158,561	306,132
232,998	ING GROEP N.V. - CVA	2,026,517	3,847,013
14,147	KONINKLIJKE AHOLD N.V.	182,769	264,966
3,037	KONINKLIJKE DSM N.V.	116,513	176,062
51,375	KONINKLIJKE KPN N.V.	108,346	196,455
20,095	KONINKLIJKE PHILIPS N.V.	343,642	511,234
1,765	KONINKLIJKE VOPAK N.V.	97,890	89,068
2,816	NN GROUP N.V.	80,872	79,160
1,395	OCI N.V.	50,711	39,425
8,430	QIAGEN N.V.(b)	119,420	207,089
3,238	RANDSTAD HOLDING N.V.	99,928	210,853
71,627	ROYAL DUTCH SHELL PLC, CLASS A	2,056,099	2,010,597
45,720	ROYAL DUTCH SHELL PLC, CLASS B	1,093,318	1,298,105
46,270	SENSATA TECHNOLOGIES HOLDING N.V.(b)	1,607,892	2,440,280
127,964	TNT EXPRESS N.V.	865,605	1,085,505
28,440	USG PEOPLE N.V.	240,781	422,011
6,193	WOLTERS KLUWER N.V.	101,075	183,964
		15,278,982	21,950,617	4.20%
New Zealand:
25,444	AUCKLAND INTERNATIONAL AIRPORT LTD.	78,319	85,090
11,811	CONTACT ENERGY LTD.	51,688	40,099
12,034	FLETCHER BUILDING LTD.	81,961	66,217
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,429	51,372
37,843	SPARK NEW ZEALAND LTD.	73,138	71,676
		334,535	314,454	0.06%
Norway:
76,926	AKASTOR ASA(b)	262,775	136,379
97,909	AKER SOLUTIONS ASA	1,084,046	549,458
17,219	DNB ASA	147,846	287,260
3,900	KVAERNER ASA	6,507	2,452
21,490	NORSK HYDRO ASA	82,180	90,587
107,332	ORKLA ASA	735,972	844,644
11,890	SCHIBSTED ASA, CLASS A	227,212	369,721
11,890	SCHIBSTED ASA, CLASS B(b)	227,212	359,409
10,672	SEADRILL LTD.	167,080	111,206
21,587	STATOIL ASA	418,607	385,735
11,360	TELENOR ASA	229,860	248,921
42,100	TGS NOPEC GEOPHYSICAL CO. ASA	1,057,977	983,172
85,000	TOMRA SYSTEMS ASA	703,315	777,857
4,000	YARA INTERNATIONAL ASA	109,527	208,355
		5,460,116	5,355,156	1.02%
Philippines:
386,461	METROPOLITAN BANK & TRUST CO.	658,640	805,663
		658,640	805,663	0.15%

See accompanying notes to the financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Portugal:
28,955	EDP - ENERGIAS DE PORTUGAL S.A.	$81,065	109,915
10,080	GALP ENERGIA SGPS S.A.	157,855	118,220
7,295	JERONIMO MARTINS SGPS S.A.	80,825	93,528
		319,745	321,663	0.06%
Russia:
50,795	YANDEX N.V., CLASS A(b)	1,341,566	773,100
		1,341,566	773,100	0.15%
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	51,622	56,621
39,500	CAPITALAND LTD.	75,674	102,647
36,000	CAPITALAND MALL TRUST	34,133	57,467
11,000	CITY DEVELOPMENTS LTD.	71,096	79,875
32,000	COMFORTDELGRO CORP. LTD.	49,631	74,366
34,000	DBS GROUP HOLDINGS LTD.	221,626	522,300
22,000	FRASER AND NEAVE LTD.	7,412	43,776
44,000	FRASERS CENTREPOINT LTD.	52,608	57,987
113,000	GLOBAL LOGISTIC PROPERTIES LTD.	177,046	212,266
2,000	JARDINE CYCLE & CARRIAGE LTD.	60,253	49,152
28,000	KEPPEL CORP. LTD.	105,334	170,888
7,840	KEPPEL REIT	3,244	6,665
54,000	OVERSEA-CHINESE BANKING CORP. LTD.	427,830	408,152
17,000	SEMBCORP INDUSTRIES LTD.	31,827	49,100
22,000	SEMBCORP MARINE LTD.	32,803	46,390
12,000	SINGAPORE AIRLINES LTD.	70,334	95,601
31,000	SINGAPORE EXCHANGE LTD.	139,131	180,221
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	78,762
21,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	48,624	51,453
170,000	SINGAPORE TELECOMMUNICATIONS LTD.	324,551	531,388
16,000	STARHUB LTD.	54,214	46,924
26,900	UNITED OVERSEAS BANK LTD.	383,948	460,766
15,000	UOL GROUP LTD.	49,917	77,069
		2,517,024	3,459,836	0.66%
South Africa:
11,111	INVESTEC PLC	66,959	99,861
2,041	LONMIN PLC(b)	4,632	3,588
4,391	MONDI PLC	97,696	94,590
74,221	SHOPRITE HOLDINGS LTD.	1,521,660	1,058,470
231,707	WOOLWORTHS HOLDINGS LTD.	1,469,763	1,877,882
		3,160,710	3,134,391	0.60%
South Korea:
6,492	BINGGRAE CO. LTD.	586,045	491,796
61,397	BNK FINANCIAL GROUP, INC.	682,218	781,602
68,192	DGB FINANCIAL GROUP, INC.	792,461	715,269
22,348	HALLA VISTEON CLIMATE CONTROL CORP.	466,916	772,348
5,243	HYUNDAI MIPO DOCKYARD(b)	581,800	304,582
33,221	KGINICIS CO. LTD.	584,429	680,532
18,148	KIA MOTORS CORP.	860,470	737,016
6,353	KIWOOM SECURITIES CO. LTD.	349,706	420,894
8,630	KOREA INVESTMENT HOLDINGS CO. LTD.	309,155	492,833
2,232	SAMSUNG ELECTRONICS CO. LTD.	2,764,384	2,537,251
9,049	YOUNGONE HOLDINGS CO. LTD.	515,320	713,893
		8,492,904	8,648,016	1.65%
Spain:
7,845	ABERTIS INFRAESTRUCTURAS S.A.	102,995	128,654
1,260	ACCIONA S.A.	78,312	95,141
7,760	ACERINOX S.A.	95,129	107,362
3,979	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	137,948	128,000
1,170	AENA S.A.(b)(e)	111,625	122,272
8,299	AMADEUS IT HOLDING S.A., CLASS A	256,267	330,810
103,161	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	787,415	1,011,160
77,107	BANCO DE SABADELL S.A.	197,277	186,110
26,295	BANCO POPULAR ESPANOL S.A.	111,507	127,403
257,733	BANCO SANTANDER S.A.	1,867,583	1,799,858
98,076	BANKIA S.A.(b)	167,891	124,429
5,846	BANKINTER S.A.	47,898	43,204
33,767	CAIXABANK S.A.	125,921	156,453

See accompanying notes to the financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited )
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Spain (Cont’d):
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	$645,501	412,463
16,470	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	93,655	125,777
6,512	ENAGAS S.A.	118,772	177,105
5,533	FERROVIAL S.A.	97,924	119,977
10,622	GAS NATURAL SDG S.A.	164,427	240,865
1,818	GRIFOLS S.A.	52,706	73,228
86,102	IBERDROLA S.A.	477,068	579,977
67,152	INDITEX S.A.	1,825,111	2,182,672
41,424	MAPFRE S.A.	112,854	142,562
21,390	MELIA HOTELS INTERNATIONAL S.A.	142,889	282,344
2,839	RED ELECTRICA CORP. S.A.	121,909	227,504
19,639	REPSOL S.A.	379,635	344,839
9,363	TECNICAS REUNIDAS S.A.	419,375	481,208
74,506	TELEFONICA S.A.	1,046,315	1,059,053
4,021	ZARDOYA OTIS S.A.	45,057	43,797
		9,830,966	10,854,227	2.08%
Sweden:
2,566	ALFA LAVAL AB	49,937	45,161
22,200	ASSA ABLOY AB, CLASS B	89,466	418,032
11,337	ATLAS COPCO AB, CLASS A	121,649	317,278
6,368	ATLAS COPCO AB, CLASS B	78,834	158,627
2,481	BOLIDEN AB	49,118	45,221
31,182	BULTEN AB	262,010	306,560
34,110	DUNI AB	300,088	461,872
7,501	ELECTROLUX AB, CLASS B	95,788	235,078
11,882	ELEKTA AB, CLASS B	134,440	74,533
3,286	GETINGE AB, CLASS B	76,263	79,079
15,793	HENNES & MAURITZ AB, CLASS B	349,564	608,108
3,700	HEXAGON AB, CLASS B	56,830	134,077
17,500	HUSQVARNA AB, CLASS B	64,201	131,833
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	155,826
3,000	INVESTMENT AB KINNEVIK, CLASS B	51,225	94,851
10,953	INVESTOR AB, CLASS B	150,033	408,135
3,301	LUNDIN PETROLEUM AB(b)	46,595	56,544
1,045	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	88,132	77,084
51,042	NORDEA BANK AB	353,595	636,651
23,773	SANDVIK AB	201,678	262,827
13,348	SECURITAS AB, CLASS B	106,689	176,474
35,236	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	139,725	450,553
2,800	SKANSKA AB, CLASS B	23,703	56,744
5,793	SKF AB, CLASS B	143,420	132,144
5,400	SSAB AB, CLASS A(b)	48,129	28,212
79,856	SVENSKA CELLULOSA AB S.C.A., CLASS B	1,618,083	2,030,633
33,168	SVENSKA HANDELSBANKEN AB, CLASS A	235,903	484,126
14,403	SWEDBANK AB, CLASS A	342,536	335,844
3,023	SWEDISH MATCH AB	101,559	85,987
9,481	TELE2 AB, CLASS B	115,918	110,252
58,718	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	533,417	608,440
36,666	TELIASONERA AB	193,138	215,887
25,492	VOLVO AB, CLASS B	188,891	316,426
		6,496,505	9,739,099	1.86%
Switzerland:
109,779	ABB LTD. (REGISTERED)(b)	2,033,642	2,299,024
24,737	ACE LTD.	1,993,580	2,515,258
1,612	ACTELION LTD. (REGISTERED)(b)	81,861	235,865
14,903	ADECCO S.A. (REGISTERED)(b)	627,501	1,209,838
2,059	ARYZTA A.G.(b)	50,704	101,524
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	59,015
93	BANQUE CANTONALE VAUDOISE (REGISTERED)	50,737	57,643
88	BARRY CALLEBAUT A.G. (REGISTERED)(b)	88,741	100,241
35	CHOCOLADEFABRIKEN LINDT & SPRUNGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	185,079
3	CHOCOLADEFABRIKEN LINDT & SPRUNGLI A.G. (REGISTERED)	75,352	187,646
9,231	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	641,015	750,861
2,819	COCA-COLA HBC A.G. - CDI(b)	52,202	60,594
25,501	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	643,542	700,974

See accompanying notes to the financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
990	GEBERIT A.G. (REGISTERED)	$85,632	330,053
140	GIVAUDAN S.A. (REGISTERED)(b)	76,496	242,280
196,348	GLENCORE PLC(b)	767,256	787,631
4,025	HOLCIM LTD. (REGISTERED)(b)	183,971	297,048
4,134	JULIUS BAER GROUP LTD.(b)	87,890	231,914
754	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	111,825	100,082
45,240	LOGITECH INTERNATIONAL S.A. (REGISTERED)	392,534	663,218
897	LONZA GROUP A.G. (REGISTERED)(b)	50,452	119,830
97,718	NESTLE S.A. (REGISTERED)	4,170,318	7,054,885
57,269	NOVARTIS A.G. (REGISTERED)	2,782,733	5,644,514
13,730	ORIFLAME HOLDING A.G.(b)	453,020	221,937
10,628	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	859,276	1,341,359
8,225	PARGESA HOLDING S.A. (BEARER)	522,376	553,348
12,797	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,729,064	3,586,089
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	225,846
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	96,198
1,079	SGS S.A. (REGISTERED)	2,223,657	1,968,848
77	SIKA A.G. (BEARER)	152,753	271,615
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	175,753
14,638	STMICROELECTRONICS N.V.	85,296	120,028
635	SULZER A.G. (REGISTERED)	30,609	65,303
2,995	SWATCH GROUP (THE) A.G. (BEARER)	1,446,159	1,166,351
613	SWATCH GROUP (THE) A.G. (REGISTERED)	54,520	46,027
743	SWISS LIFE HOLDING A.G. (REGISTERED) (b)	101,194	170,144
1,660	SWISS PRIME SITE A.G. (REGISTERED)(b)	125,957	125,971
5,621	SWISS RE A.G.	451,631	497,500
459	SWISSCOM A.G. (REGISTERED)	157,641	257,250
1,651	SYNGENTA A.G. (REGISTERED)	431,302	671,031
26,074	TE CONNECTIVITY LTD.	472,114	1,676,558
5,119	TRANSOCEAN LTD.	82,405	82,518
181,086	UBS GROUP A.G. (REGISTERED)	3,229,968	3,840,778
4,176	WOLSELEY PLC	70,461	266,595
2,606	ZURICH INSURANCE GROUP A.G.(b)	481,416	793,270
		28,547,117	42,155,334	8.06%
Taiwan:
671,160	D-LINK CORP.	372,053	280,606
102,000	GIANT MANUFACTURING CO. LTD.	540,156	862,824
176,000	SIMPLO TECHNOLOGY CO. LTD.	932,483	815,700
156,486	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	2,401,935	3,553,797
190,000	TRIPOD TECHNOLOGY CORP.	428,387	338,686
		4,675,014	5,851,613	1.12%
Thailand:
843,000	LPN DEVELOPMENT PCL (REGISTERED)	503,455	439,277
358,100	PRUKSA REAL ESTATE PCL (REGISTERED)	244,466	267,710
		747,921	706,987	0.13%
United Arab Emirates:
697	ORASCOM CONSTRUCTION LTD.(b)	10,246	9,019
		10,246	9,019	0.00%
United Kingdom:
25,248	3I GROUP PLC	88,645	204,900
13,185	ABERDEEN ASSET MANAGEMENT PLC	49,918	83,696
111,289	ADMIRAL GROUP PLC	2,147,625	2,425,348
5,755	AGGREKO PLC	166,030	130,122
100,516	ALENT PLC	496,170	584,204
56,355	AMEC FOSTER WHEELER PLC	856,653	723,878
24,964	ANGLO AMERICAN PLC	493,529	360,279
9,080	ANTOFAGASTA PLC	92,822	98,371
24,249	ARM HOLDINGS PLC	346,404	395,110
45,240	ARM HOLDINGS PLC ADR(d)	1,472,829	2,228,975
6,463	ASHTEAD GROUP PLC	107,387	111,603
6,425	ASSOCIATED BRITISH FOODS PLC	227,341	289,836
23,261	ASTRAZENECA PLC	829,199	1,468,898
84,472	AVIVA PLC	357,595	653,679
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	88,903

See accompanying notes to the financial statements.	85	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
54,121	BAE SYSTEMS PLC	$290,350	383,690
13,290	BALFOUR BEATTY PLC	50,926	50,513
302,277	BARCLAYS PLC	1,144,885	1,237,252
12,926	BARRATT DEVELOPMENTS PLC	119,263	124,805
12,840	BELLWAY PLC	208,527	478,547
26,880	BERENDSEN PLC	243,954	430,377
63,030	BG GROUP PLC	997,933	1,049,285
22,610	BOVIS HOMES GROUP PLC	188,875	395,404
336,758	BP PLC	2,260,533	2,223,144
33,949	BRITISH AMERICAN TOBACCO PLC	1,321,633	1,821,642
14,058	BRITISH LAND (THE) CO. PLC	91,960	175,273
143,369	BT GROUP PLC	523,985	1,014,159
5,069	BUNZL PLC	39,524	138,426
68,102	BURBERRY GROUP PLC	1,468,017	1,681,053
16,980	CAPITA PLC	162,367	330,296
92,189	CENTRICA PLC	340,421	382,119
24,375	CNH INDUSTRIAL N.V.	141,398	222,287
28,496	COBHAM PLC	93,701	117,757
280,396	COMPASS GROUP PLC	2,597,814	4,639,225
2,950	CRODA INTERNATIONAL PLC	101,220	127,560
261,940	DEBENHAMS PLC	313,425	367,329
82,520	DEVRO PLC	362,296	392,544
73,948	DIAGEO PLC	1,014,488	2,139,073
14,844	DIGNITY PLC	263,151	500,992
179,845	DIPLOMA PLC	1,499,917	2,283,258
29,465	DIRECT LINE INSURANCE GROUP PLC	123,935	155,444
13,691	DIXONS CARPHONE PLC	84,128	97,557
88,300	DOMINO’S PIZZA GROUP PLC	1,036,880	1,078,020
95	DRAX GROUP PLC	544	520
2,272	EASYJET PLC	52,680	55,190
10,222	FIAT CHRYSLER AUTOMOBILES N.V.(b)	27,207	148,526
150,060	FOXTONS GROUP PLC	603,460	558,567
21,685	G4S PLC	77,070	91,519
32,712	GKN PLC	101,683	171,929
89,632	GLAXOSMITHKLINE PLC	1,383,058	1,862,533
73,220	GREGGS PLC	565,352	1,361,005
17,505	HAMMERSON PLC	69,535	169,292
3,142	HARGREAVES LANSDOWN PLC	48,173	56,922
104,290	HOMESERVE PLC	364,770	705,278
356,803	HSBC HOLDINGS PLC	2,518,567	3,196,133
4,108	IMI PLC	83,264	72,615
18,792	IMPERIAL TOBACCO GROUP PLC	441,174	905,591
12,262	INDIVIOR PLC(b)	11,861	43,311
11,958	INMARSAT PLC	92,794	172,013
3,085	INTERCONTINENTAL HOTELS GROUP PLC	111,384	124,382
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.(b)	90,834	254,664
2,722	INTERTEK GROUP PLC	108,909	104,785
6,025	INTU PROPERTIES PLC	21,274	29,120
607,559	ITE GROUP PLC	2,178,727	1,632,412
57,035	ITV PLC	149,180	235,960
29,306	J SAINSBURY PLC	141,007	122,163
3,841	JOHNSON MATTHEY PLC	85,088	183,349
42,914	KINGFISHER PLC	109,517	234,180
133,080	LAIRD PLC	465,719	768,868
15,511	LAND SECURITIES GROUP PLC	113,585	293,435
99,326	LEGAL & GENERAL GROUP PLC	296,197	388,448
271	LIBERTY GLOBAL PLC, CLASS A(b)	12,461	14,653
669	LIBERTY GLOBAL PLC, CLASS C(b)	29,576	33,871
2,164,981	LLOYDS BANKING GROUP PLC	1,878,809	2,899,632
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	224,549
366,990	MAN GROUP PLC	511,805	904,737
25,083	MARKS & SPENCER GROUP PLC	101,882	211,247
225,051	MEARS GROUP PLC	1,111,517	1,487,820
13,587	MEGGITT PLC	60,745	99,570
12,477	MELROSE INDUSTRIES PLC	52,257	48,521
7,630	MERLIN ENTERTAINMENTS PLC(e)	55,544	51,203

See accompanying notes to the financial statements.	86	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
69,725	NATIONAL GRID PLC	$738,768	895,287
3,200	NEXT PLC	86,367	374,586
96,618	OLD MUTUAL PLC	133,905	305,899
33,800	OXFORD INSTRUMENTS PLC	528,090	515,416
17,030	PEARSON PLC	231,527	322,439
4,751	PERSIMMON PLC(b)	114,520	147,434
6,290	PETROFAC LTD.	120,064	91,469
47,844	PRUDENTIAL PLC	798,462	1,152,055
154,908	QINETIQ GROUP PLC	305,128	545,944
2,341	RANDGOLD RESOURCES LTD.	150,411	157,615
41,477	RECKITT BENCKISER GROUP PLC	3,002,452	3,576,570
25,528	REED ELSEVIER N.V.	384,486	605,484
154,215	REED ELSEVIER PLC	1,218,452	2,507,912
10,746	REXAM PLC	57,562	93,203
55,800	RIGHTMOVE PLC	2,083,321	2,873,134
7,202	RIO TINTO LTD.	402,208	298,673
23,179	RIO TINTO PLC	1,012,745	952,019
33,377	ROLLS-ROYCE HOLDINGS PLC(b)	497,076	456,259
208,000	ROTORK PLC	903,523	760,183
506,260	ROYAL BANK OF SCOTLAND GROUP PLC(b)	2,852,999	2,796,046
11,017	ROYAL MAIL PLC	81,986	89,062
12,917	RSA INSURANCE GROUP PLC	94,770	80,616
17,320	SABMILLER PLC	799,648	899,152
20,657	SAGE GROUP (THE) PLC	74,323	166,344
1,039	SCHRODERS PLC	55,150	51,849
10,277	SEGRO PLC	36,889	65,528
263,508	SERCO GROUP PLC	799,998	488,564
4,954	SEVERN TRENT PLC	76,220	161,984
113,280	SIG PLC	327,170	356,872
18,980	SKY PLC	142,985	309,258
18,823	SMITH & NEPHEW PLC	151,602	317,642
5,478	SMITHS GROUP PLC	80,025	97,177
4,369	SPORTS DIRECT INTERNATIONAL PLC(b)	53,128	49,324
16,949	SSE PLC	293,982	409,054
45,342	STANDARD CHARTERED PLC	644,383	725,972
39,357	STANDARD LIFE PLC	131,737	274,568
5,438	TATE & LYLE PLC	49,810	44,388
41,857	TAYLOR WIMPEY PLC	120,051	122,197
724,820	TESCO PLC	3,427,398	2,420,675
4,578	TRAVIS PERKINS PLC	141,647	151,776
18,576	TULLOW OIL PLC	163,810	99,150
78,159	UBM PLC	629,001	656,405
29,514	UNILEVER N.V. - CVA	1,012,016	1,229,117
24,244	UNILEVER PLC	545,189	1,039,949
14,491	UNILEVER PLC ADR(d)	348,302	622,533
10,541	UNITED UTILITIES GROUP PLC	80,109	147,738
256,900	VECTURA GROUP PLC(b)	364,176	724,156
2,343	VEDANTA RESOURCES PLC	35,450	19,143
120,710	VESUVIUS PLC	602,959	806,079
484,417	VODAFONE GROUP PLC	1,593,934	1,749,480
4,355	WEIR GROUP (THE) PLC	124,084	116,122
2,849	WHITBREAD PLC	65,613	221,407
8,611	WILLIAM HILL PLC	52,153	54,540
51,312	WM MORRISON SUPERMARKETS PLC	206,637	145,768
25,749	WPP PLC	191,382	576,933
		68,276,247	88,721,495	16.97%
United States:
33,738	ARCH CAPITAL GROUP LTD.(b)	690,333	2,259,097
23,620	AXIS CAPITAL HOLDINGS LTD.	884,843	1,260,599
4,351	CARNIVAL PLC	131,345	222,118
3,558	CATAMARAN CORP.(b)	172,030	217,440
158,064	FLEXTRONICS INTERNATIONAL LTD.(b)	1,062,473	1,787,704

See accompanying notes to the financial statements.	87	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Shares	Security	Cost	Fair value (a)	Percent of net assets
United States (Cont’d):
16,540	STEINER LEISURE LTD.(b)	$783,275	889,521
8,041	THOMSON REUTERS CORP.	206,631	306,189
		3,930,930	6,942,668	1.33%
	Sub-total Common Stocks:	378,080,129	497,342,800	95.11%
Master Limited Partnerships:
United States:
51,339	LAZARD LTD., CLASS A	1,479,020	2,887,306
		1,479,020	2,887,306	0.55%
	Sub-total Master Limited Partnerships:	1,479,020	2,887,306	0.55%
Preferred Stocks:
Brazil:
112,300	ALPARGATAS S.A.	332,064	298,349
5,253	TELEFONICA BRASIL S.A.	71,712	73,597
		403,776	371,946	0.07%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	128,753
3,500	DRAEGERWERK A.G. & CO. KGAA	397,095	375,019
3,246	HENKEL A.G. & CO. KGAA	319,045	364,052
3,478	PORSCHE AUTOMOBIL HOLDING S.E.	159,145	293,019
2,770	RWE A.G. (NON VOTING)	76,994	45,210
2,827	VOLKSWAGEN A.G.	641,718	655,550
		1,643,609	1,861,603	0.36%
South Korea:
205	SAMSUNG ELECTRONICS CO. LTD.	179,321	182,496
		179,321	182,496	0.03%
	Sub-total Preferred Stocks:	2,226,706	2,416,045	0.46%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
France:
2	GROUPE FNAC(b)	-	15
		-	15	0.00%
Singapore:
222	JARDINE CYCLE & CARRIAGE LTD.(b)	-	1,170
		-	1,170	0.00%
	Sub-total Rights:	-	1,185	0.00%
Warrants:
France:
12,969	PEUGEOT S.A. EXP. 4/29/17, STRIKE $6.43(b)	-	60,870
		-	60,870	0.01%
	Sub-total Warrants:	-	60,870	0.01%
Investment Companies:
United States:
10,600	ISHARES MSCI EAFE SMALL-CAP ETF	545,447	540,812
		545,447	540,812	0.10%
	Sub-total Investment Companies:	545,447	540,812	0.10%
Short-Term Investments:
17,623,913	NORTHERN INSTITUTIONAL FUNDS -U.S. GOVERNMENT SELECT PORTFOLIO, 0.01%(f)	17,623,913	17,623,913
	Sub-total Short-Term Investments:	17,623,913	17,623,913	3.37%
	Grand total(g)	$399,955,215	520,872,931	99.60%

See accompanying notes to the financial statements.	88	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Non-income producing assets.
(c)	Security has been deemed worthless and is a Level 3 investment.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.35% of net assets as of June 30, 2015.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(f)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2014, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $16,787,523 with net purchases of $836,390 during the six months ended June 30, 2015.
(g)	At June 30, 2015, the cost for Federal income tax purposes was $401,971,646. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$139,774,152
Gross unrealized depreciation	(20,872,867)
Net unrealized appreciation	$118,901,285

At June 30, 2015, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	17.67%
Consumer Staples	10.14
Energy	4.88
Financials	22.62
Health Care	9.52
Industrials	14.37
Information Technology	10.86
Materials	5.67
Telecommunication Services	2.46
Utilities	1.81
100.00%

At June 30, 2015, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	20.54%
British Pound	18.30
Japanese Yen	16.45
United States Dollar	9.04
Swiss Franc	7.11
Canadian Dollar	6.46
Hong Kong Dollar	5.84
Australian Dollar	5.81
All other currencies less than 5%	10.45
100.00%

See accompanying notes to the financial statements.	89	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2015

At June 30, 2015, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
Japanese Yen	332,458,913	United States Dollar	2,769,475	8/13/15	$51,530	Northern Trust
Japanese Yen	66,291,135	United States Dollar	553,517	8/13/15	11,568	Northern Trust
Japanese Yen	30,769,067	United States Dollar	253,414	8/13/15	1,868	Northern Trust
United States Dollar	316,337	Japanese Yen	37,990,959	8/13/15	(5,750)	Northern Trust
					$59,216

See accompanying notes to the financial statements.	90	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater International Fund (unaudited)
June 30, 2015

See accompanying notes to the financial statements.	91	(Continued)

Item 2. Code of Ethics

Not applicable to this filing

Item 3. Audit Committee Financial Expert

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company)

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company)

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company)

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)	The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.
(b)	There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date: September 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By:	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser President (Principal Executive Officer)

Date: September 2, 2015

Clearwater Investment Trust

By:	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser Treasurer (Principal Financial Officer)

Date: September 2, 2015